N-6	May 01, 2025 USD ($)
Prospectus:
Document Type	N-6
Entity Registrant Name	PRUDENTIAL VARIABLE CONTRACT ACCOUNT GI-2
Entity Central Index Key	0001008003
Entity Investment Company Type	N-6
Document Period End Date	May 01, 2025
Amendment Flag	false
Item 2. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES
Charges For Early Withdrawals	We do not deduct a surrender charge for early withdrawals. For more information on withdrawals, please refer to the Withdrawals subsection of this prospectus.
Transaction Charges
You may be charged for transactions. Such charges include sales charges on premiums paid under the Certificate, administrative charges (to cover local, state and federal taxes), transfer fees, and withdrawal fees. For more information on transaction charges, please refer to the FEE TABLE and CHARGES AND EXPENSES sections of this prospectus.

Ongoing Fees And Expenses
In addition to transaction charges, an investment in the Certificate is subject to certain ongoing fees and expenses, including such fees and expenses as those covering the cost of insurance under the Certificate and the cost of optional benefits available under the Certificate. Such fees and expenses are set based on either a fixed rate or the characteristics of the insured (e.g., age, gender, and rating classification). Investors should view the data pages of their Certificate for applicable rates.
Participants will also bear expenses associated with the Funds under the Certificate, as shown in the following table:

	Annual Fee	Minimum	Maximum
	Investment options (Fund fees and expenses)	0.29%	2.58%
For more information on ongoing fees and expenses, please refer to the FEE TABLE and CHARGES AND EXPENSES sections of this prospectus, as well as APPENDIX A, which is part of this prospectus.
RISKS
Risk Of Loss	You can lose money by investing in the Certificate. For more information please refer to the SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CERTIFICATE section of this prospectus.
Not a Short-Term Investment
The Certificate is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Certificate is designed to provide benefits on a long-term basis. Consequently, you should not use the Certificate as a short-term investment or savings vehicle. Because of the long-term nature of the Certificate, you should consider whether purchasing the Certificate is consistent with the purpose for which it is being considered. For more information please refer to the SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CERTIFICATE section of this prospectus.

Risks Associated With Investment Options
An investment in the Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the Funds available under the Certificate, each of which has its own unique risks. You should review the Funds’ prospectuses before making an investment decision. Fund prospectuses are available at https://vpx.broadridge.com/getcont.asp?cid=prucogwvpx&fid=NRVA01071 or by calling 800-562-9874. For more information on the Funds, please refer to the SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CERTIFICATE section and the The Funds subsection of this prospectus.

Insurance Company Risks
An investment in the Certificate is subject to the risks related to Prudential. Any obligations (including under the Fixed Rate Account), guarantees, or benefits are subject to the claims-paying ability of Prudential. More information about Prudential, including its financial strength ratings, is available upon request and at www.investor.prudential.com/ratings. For more information please refer to the GENERAL DESCRIPTIONS OF THE PRUDENTIAL INSURANCE COMPANY, THE REGISTRANT, AND THE FUNDS section of this prospectus.

Contract Lapse
In general, your Certificate will remain in force as long as the balance in your Certificate Fund (less any Certificate Debt and outstanding charges) is enough to pay the monthly charges when due. If the Certificate Fund balance is not enough, Prudential will send you a notice to tell you that your insurance is going to end, how much you must pay to stop it from ending, and when you must pay. This payment must be received by the end of the grace period, or the Certificate will no longer have any value.
You may request reinstatement of a lapsed Certificate any time within three years after the end of the grace period upon the completion of certain conditions, including a premium payment that is at least enough, after deduction of any charges that apply, to pay the monthly charges going forward for two months.
For more information please refer to the LAPSE AND REINSTATEMENT section of this prospectus.

RESTRICTIONS
Investments
You may, up to 20 times each Certificate Year, transfer amounts among investment options. We will accept subsequent transfer requests only if they are in a manner acceptable to us. Generally, you may make only one transfer from the Fixed Account to each of the available Funds per Certificate Year. The transfer cannot be for more than $5,000 or 25% of the amount you have invested in the Fixed Account, whichever is greater.
Transfers may generally be made by telephone or electronically.
We reserve the right to remove or substitute Funds as investment options.
For more information on investment and transfer restrictions, please refer to the Transfers And Restrictions On Transfers subsection of this prospectus.

Optional Benefits
You may be able to obtain extra benefits, which may require additional charges. These optional insurance benefits are described as "additional insurance benefits" to the Certificate. Additional insurance benefits are generally only available at Certificate issuance, unless noted otherwise.
There are limitations of benefits on certain riders for claims due to war or service in the armed forces. We will not pay a benefit on any Accidental Death Benefit type benefit or rider if the death or injury is caused or contributed to by war or act of war, declared or undeclared, including resistance to armed aggression. This restriction includes service in the armed forces of any country at war.
Some benefits may depend on the performance of the Certificate Fund. Additional insurance benefits will no longer be available if the Certificate lapses. Some benefits are not available in conjunction with other benefits and other restrictions may apply.
Some benefits described in this prospectus may be subject to state variations or may not be available in all states. Please refer to APPENDIX B, which is part of this prospectus, for state availability and a description of all material variations to benefits and features that differ from the description contained in the prospectus.
For more information on optional benefits under the Contract, please refer to the ADDITIONAL INSURANCE BENEFITS AVAILABLE UNDER THE CONTRACT section of this prospectus.

TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received from your Certificate under the Group Contract. Withdrawals that exceed basis will be subject to ordinary income tax, and may be subject to additional tax or penalties. For more information on tax implications relating to Certificate investments, please refer to the TAXES section of this prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation
Investment professionals receive compensation for selling the Group Contract and may have a financial incentive to offer or recommend the Contract over another investment. Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (“firms”). The individual representative will receive all or a portion of the compensation, depending on the practice of the firm. For more information on investment professional compensation, please refer to the DISTRIBUTION AND COMPENSATION section and the Commissions Paid To Broker-Dealers subsection of this prospectus.

Exchanges
Some investment professionals may have a financial incentive to offer you a policy in place of the one you already own. You should only exchange your policy if you determine after comparing the features, fees, and risks of both policies, that it is preferable to purchase the policy, rather than continue to own your existing policy. For more information on exchanges, please refer to the paragraph titled Replacing Your Life Insurance in the SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CERTIFICATE section of this prospectus.

Charges for Early Withdrawals [Text Block]	We do not deduct a surrender charge for early withdrawals. For more information on withdrawals, please refer to the Withdrawals subsection of this prospectus.
Transaction Charges [Text Block]	You may be charged for transactions. Such charges include sales charges on premiums paid under the Certificate, administrative charges (to cover local, state and federal taxes), transfer fees, and withdrawal fees. For more information on transaction charges, please refer to the FEE TABLE and CHARGES AND EXPENSES sections of this prospectus.
Ongoing Fees and Expenses [Table Text Block]
In addition to transaction charges, an investment in the Certificate is subject to certain ongoing fees and expenses, including such fees and expenses as those covering the cost of insurance under the Certificate and the cost of optional benefits available under the Certificate. Such fees and expenses are set based on either a fixed rate or the characteristics of the insured (e.g., age, gender, and rating classification). Investors should view the data pages of their Certificate for applicable rates.
Participants will also bear expenses associated with the Funds under the Certificate, as shown in the following table:

Investment Options (of Other Amount) Minimum [Percent]	0.29%
Investment Options (of Other Amount) Maximum [Percent]	2.58%
Risks [Table Text Block]

FEES AND EXPENSES
Charges For Early Withdrawals	We do not deduct a surrender charge for early withdrawals. For more information on withdrawals, please refer to the Withdrawals subsection of this prospectus.
Transaction Charges
You may be charged for transactions. Such charges include sales charges on premiums paid under the Certificate, administrative charges (to cover local, state and federal taxes), transfer fees, and withdrawal fees. For more information on transaction charges, please refer to the FEE TABLE and CHARGES AND EXPENSES sections of this prospectus.

Ongoing Fees And Expenses
In addition to transaction charges, an investment in the Certificate is subject to certain ongoing fees and expenses, including such fees and expenses as those covering the cost of insurance under the Certificate and the cost of optional benefits available under the Certificate. Such fees and expenses are set based on either a fixed rate or the characteristics of the insured (e.g., age, gender, and rating classification). Investors should view the data pages of their Certificate for applicable rates.
Participants will also bear expenses associated with the Funds under the Certificate, as shown in the following table:

	Annual Fee	Minimum	Maximum
	Investment options (Fund fees and expenses)	0.29%	2.58%
For more information on ongoing fees and expenses, please refer to the FEE TABLE and CHARGES AND EXPENSES sections of this prospectus, as well as APPENDIX A, which is part of this prospectus.
RISKS
Risk Of Loss	You can lose money by investing in the Certificate. For more information please refer to the SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CERTIFICATE section of this prospectus.
Not a Short-Term Investment
The Certificate is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Certificate is designed to provide benefits on a long-term basis. Consequently, you should not use the Certificate as a short-term investment or savings vehicle. Because of the long-term nature of the Certificate, you should consider whether purchasing the Certificate is consistent with the purpose for which it is being considered. For more information please refer to the SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CERTIFICATE section of this prospectus.

Risks Associated With Investment Options
An investment in the Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the Funds available under the Certificate, each of which has its own unique risks. You should review the Funds’ prospectuses before making an investment decision. Fund prospectuses are available at https://vpx.broadridge.com/getcont.asp?cid=prucogwvpx&fid=NRVA01071 or by calling 800-562-9874. For more information on the Funds, please refer to the SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CERTIFICATE section and the The Funds subsection of this prospectus.

Insurance Company Risks
An investment in the Certificate is subject to the risks related to Prudential. Any obligations (including under the Fixed Rate Account), guarantees, or benefits are subject to the claims-paying ability of Prudential. More information about Prudential, including its financial strength ratings, is available upon request and at www.investor.prudential.com/ratings. For more information please refer to the GENERAL DESCRIPTIONS OF THE PRUDENTIAL INSURANCE COMPANY, THE REGISTRANT, AND THE FUNDS section of this prospectus.

Contract Lapse
In general, your Certificate will remain in force as long as the balance in your Certificate Fund (less any Certificate Debt and outstanding charges) is enough to pay the monthly charges when due. If the Certificate Fund balance is not enough, Prudential will send you a notice to tell you that your insurance is going to end, how much you must pay to stop it from ending, and when you must pay. This payment must be received by the end of the grace period, or the Certificate will no longer have any value.
You may request reinstatement of a lapsed Certificate any time within three years after the end of the grace period upon the completion of certain conditions, including a premium payment that is at least enough, after deduction of any charges that apply, to pay the monthly charges going forward for two months.
For more information please refer to the LAPSE AND REINSTATEMENT section of this prospectus.

RESTRICTIONS
Investments
You may, up to 20 times each Certificate Year, transfer amounts among investment options. We will accept subsequent transfer requests only if they are in a manner acceptable to us. Generally, you may make only one transfer from the Fixed Account to each of the available Funds per Certificate Year. The transfer cannot be for more than $5,000 or 25% of the amount you have invested in the Fixed Account, whichever is greater.
Transfers may generally be made by telephone or electronically.
We reserve the right to remove or substitute Funds as investment options.
For more information on investment and transfer restrictions, please refer to the Transfers And Restrictions On Transfers subsection of this prospectus.

Optional Benefits
You may be able to obtain extra benefits, which may require additional charges. These optional insurance benefits are described as "additional insurance benefits" to the Certificate. Additional insurance benefits are generally only available at Certificate issuance, unless noted otherwise.
There are limitations of benefits on certain riders for claims due to war or service in the armed forces. We will not pay a benefit on any Accidental Death Benefit type benefit or rider if the death or injury is caused or contributed to by war or act of war, declared or undeclared, including resistance to armed aggression. This restriction includes service in the armed forces of any country at war.
Some benefits may depend on the performance of the Certificate Fund. Additional insurance benefits will no longer be available if the Certificate lapses. Some benefits are not available in conjunction with other benefits and other restrictions may apply.
Some benefits described in this prospectus may be subject to state variations or may not be available in all states. Please refer to APPENDIX B, which is part of this prospectus, for state availability and a description of all material variations to benefits and features that differ from the description contained in the prospectus.
For more information on optional benefits under the Contract, please refer to the ADDITIONAL INSURANCE BENEFITS AVAILABLE UNDER THE CONTRACT section of this prospectus.

TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received from your Certificate under the Group Contract. Withdrawals that exceed basis will be subject to ordinary income tax, and may be subject to additional tax or penalties. For more information on tax implications relating to Certificate investments, please refer to the TAXES section of this prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation
Investment professionals receive compensation for selling the Group Contract and may have a financial incentive to offer or recommend the Contract over another investment. Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (“firms”). The individual representative will receive all or a portion of the compensation, depending on the practice of the firm. For more information on investment professional compensation, please refer to the DISTRIBUTION AND COMPENSATION section and the Commissions Paid To Broker-Dealers subsection of this prospectus.

Exchanges
Some investment professionals may have a financial incentive to offer you a policy in place of the one you already own. You should only exchange your policy if you determine after comparing the features, fees, and risks of both policies, that it is preferable to purchase the policy, rather than continue to own your existing policy. For more information on exchanges, please refer to the paragraph titled Replacing Your Life Insurance in the SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CERTIFICATE section of this prospectus.

Investment Restrictions [Text Block]
You may, up to 20 times each Certificate Year, transfer amounts among investment options. We will accept subsequent transfer requests only if they are in a manner acceptable to us. Generally, you may make only one transfer from the Fixed Account to each of the available Funds per Certificate Year. The transfer cannot be for more than $5,000 or 25% of the amount you have invested in the Fixed Account, whichever is greater.
Transfers may generally be made by telephone or electronically.
We reserve the right to remove or substitute Funds as investment options.
For more information on investment and transfer restrictions, please refer to the Transfers And Restrictions On Transfers subsection of this prospectus.
Optional Benefit Restrictions [Text Block]
You may be able to obtain extra benefits, which may require additional charges. These optional insurance benefits are described as "additional insurance benefits" to the Certificate. Additional insurance benefits are generally only available at Certificate issuance, unless noted otherwise.
There are limitations of benefits on certain riders for claims due to war or service in the armed forces. We will not pay a benefit on any Accidental Death Benefit type benefit or rider if the death or injury is caused or contributed to by war or act of war, declared or undeclared, including resistance to armed aggression. This restriction includes service in the armed forces of any country at war.
Some benefits may depend on the performance of the Certificate Fund. Additional insurance benefits will no longer be available if the Certificate lapses. Some benefits are not available in conjunction with other benefits and other restrictions may apply.
Some benefits described in this prospectus may be subject to state variations or may not be available in all states. Please refer to APPENDIX B, which is part of this prospectus, for state availability and a description of all material variations to benefits and features that differ from the description contained in the prospectus.
For more information on optional benefits under the Contract, please refer to the ADDITIONAL INSURANCE BENEFITS AVAILABLE UNDER THE CONTRACT section of this prospectus.
Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in and payments received from your Certificate under the Group Contract. Withdrawals that exceed basis will be subject to ordinary income tax, and may be subject to additional tax or penalties. For more information on tax implications relating to Certificate investments, please refer to the TAXES section of this prospectus.

Investment Professional Compensation [Text Block]	Investment professionals receive compensation for selling the Group Contract and may have a financial incentive to offer or recommend the Contract over another investment. Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (“firms”). The individual representative will receive all or a portion of the compensation, depending on the practice of the firm. For more information on investment professional compensation, please refer to the DISTRIBUTION AND COMPENSATION section and the Commissions Paid To Broker-Dealers subsection of this prospectus.
Exchanges [Text Block]
Some investment professionals may have a financial incentive to offer you a policy in place of the one you already own. You should only exchange your policy if you determine after comparing the features, fees, and risks of both policies, that it is preferable to purchase the policy, rather than continue to own your existing policy. For more information on exchanges, please refer to the paragraph titled Replacing Your Life Insurance in the SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CERTIFICATE section of this prospectus.

Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Certificate. Please refer to your Certificate for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the maximum fees and expenses that you will pay at the time that you buy the Certificate, pay premiums, surrender or make withdrawals from the Certificate, make transfers between investment options, or take a loan.

TRANSACTION FEES
Charge	When Charge Is Deducted	Amount Deducted
Charge for Sales Expenses (Load)	This charge is deducted from each premium when the premium is paid.	3.5%
Charge for Taxes Attributable to Premiums[1]	This charge is deducted from each premium when the premium is paid.	6%
Charge for Processing Premiums	This charge is deducted from each premium when the premium is paid.	$3
Surrender Charge	This charge is assessed on a full Surrender of a Certificate.	$20
Withdrawal Charge	This charge is assessed on a Withdrawal.	$20 per withdrawal
Transfer Charge	This charge is assessed when transfers between investment options exceed 12 in a Certificate Year.	$20 per transfer
Charge For Additional Statements	This charge is assessed each time you request an additional statement.	$20 per statement
Loan Transaction Charge	This charge is assessed when a loan is processed.	$20 for each loan
(1)For these purposes, “taxes attributable to premiums” includes any federal, state or local income, premium, excise, business, or any other type of tax (or component thereof) measured by or based upon the amount of premium received by Prudential. In some states, this is called a premium based administrative charge. This amount may increase if the premium taxes charged by state, local, or federal governments increase.
The next table describes the maximum Contract fees and expenses that you will pay periodically during the time you own the Certificate, not including the Funds’ fees and expenses.

PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES
Charge	When Charge Is Deducted	Amount Deducted
Base Contract Charges:
*Cost Of Insurance[1]	Monthly
Certificates effective on or before 12/31/2008:
Minimum - $0.18
Maximum - $83.33

Representative guaranteed charge - $0.88[2]

Certificates effective on or after 01/01/2009 and before 1/1/2020:
Minimum - $0.10
Maximum - $50.48

Representative guaranteed charge - $0.63[2]

Certificates effective on or after 01/01/2020:
Minimum - $0.13
Maximum - $83.33

Representative guaranteed charge - $0.95[2]

Charge For Administrative Expenses	Monthly	$6.00
Account Charge For Variable Investment Options[3] (for Mortality & Expense Risk)	Daily	0.90% of the amount of assets in the Variable Investment Options.
Net Interest On Loans[4]	Annually	2%

*Additional Insurance Benefits Charges[5]:
Spouse Term Life Insurance	Monthly	Minimum - $0.29[6] Maximum - $0.29[6] Representative current charge - $0.29[7]
Spouse Group Variable Universal Life Insurance	Monthly	Minimum - $0.13[9] Maximum - $83.33[9] Representative current charge - $0.63[7]
Combined Spouse And Child Term Life Insurance	Monthly	Minimum - $0.12[6] Maximum - $5.50[6] Representative current charge - $0.55[7]
Child Term Life Insurance	Monthly	Minimum - $0.16[6] Maximum -$0.16[6] Representative current charge - $0.16[8]
AD&D On Employee’s Life	Monthly	Minimum - $0.06[6] Maximum - $0.06[6] Representative current charge $0.06[8]
AD&D On Spouse’s Life	Monthly	Minimum - $0.03[6] Maximum - $0.03[6] Representative current charge $0.03[7]
AD&D On Employee And Family’s Life	Monthly	Minimum - $0.03[6] Maximum - $0.03[6] Representative current charge - $0.03[8]
* The charges shown for Cost of Insurance and Additional Insurance Benefits are expressed as rates per $1,000 of Net Amount at Risk.
1.The maximum Cost of Insurance (“COI”) charge varies based on individual characteristics described in the prospectus supplement. The amounts reflect the maximum that the insurer can charge; the rates that a particular Participant will pay may be lower. You may obtain more information about the particular COI charges that apply to you by contacting our Customer Service Center toll free at (800) 562-9874.
2.The representative guaranteed maximum rate for cost of insurance is a sample guaranteed maximum rate charged for a 50-year old insured under the certificate.
3.The daily charge is based on the effective annual rate shown.
4.The net interest on loans reflects the additional interest you pay above the effective annual interest we credit to your loan. The loan interest crediting rate will generally be equal to the Fixed Account crediting rate.
5.These benefits may not be available to some groups.
6.The representative current minimum and maximum is a sample rate on the largest insured group that offers this benefit. The Group Contract does not specify a guaranteed maximum or minimum rate for additional insurance benefits.
7.The representative current charge for spouse insurance is a sample rate currently charged for a 52-year old insured, who is the spouse of an active employee in the largest insured group that offers this benefit.
8.The representative current charge for additional insurance benefits are sample rates currently charged for an active employee in the largest insured group that offers this benefit.
9.The maximum Cost of Insurance (“COI”) charge varies based on individual characteristics described in the prospectus supplement. The amounts reflect the maximum that the insurer can charge; the rates that a particular Participant will pay may be lower.
The next item shows the minimum and maximum total operating expenses charged by the Funds that you will pay periodically during the time you own a Certificate. A complete list of Funds available under the Contract, including their annual expenses, can be found in the Group Variable Universal Life Prospectus Supplement. More detail concerning each Funds’ fees and expenses is contained in the prospectus for each of the Funds.

Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.	0.29%	2.58%

Transaction Expenses [Table Text Block]

TRANSACTION FEES
Charge	When Charge Is Deducted	Amount Deducted
Charge for Sales Expenses (Load)	This charge is deducted from each premium when the premium is paid.	3.5%
Charge for Taxes Attributable to Premiums[1]	This charge is deducted from each premium when the premium is paid.	6%
Charge for Processing Premiums	This charge is deducted from each premium when the premium is paid.	$3
Surrender Charge	This charge is assessed on a full Surrender of a Certificate.	$20
Withdrawal Charge	This charge is assessed on a Withdrawal.	$20 per withdrawal
Transfer Charge	This charge is assessed when transfers between investment options exceed 12 in a Certificate Year.	$20 per transfer
Charge For Additional Statements	This charge is assessed each time you request an additional statement.	$20 per statement
Loan Transaction Charge	This charge is assessed when a loan is processed.	$20 for each loan
(1)For these purposes, “taxes attributable to premiums” includes any federal, state or local income, premium, excise, business, or any other type of tax (or component thereof) measured by or based upon the amount of premium received by Prudential. In some states, this is called a premium based administrative charge. This amount may increase if the premium taxes charged by state, local, or federal governments increase.

Sales Load, Description [Text Block]	Charge for Sales Expenses (Load)
Sales Load, When Deducted [Text Block]	This charge is deducted from each premium when the premium is paid.
Sales Load (of Premium Payments), Maximum [Percent]	3.50%
Premium Taxes, Description [Text Block]	Charge for Taxes Attributable to Premiums[1]
Premium Taxes, When Deducted [Text Block]	This charge is deducted from each premium when the premium is paid.
Premium Taxes (of Premium Payments), Maximum [Percent]	6.00%
Premium Taxes, Footnotes [Text Block]	For these purposes, “taxes attributable to premiums” includes any federal, state or local income, premium, excise, business, or any other type of tax (or component thereof) measured by or based upon the amount of premium received by Prudential. In some states, this is called a premium based administrative charge. This amount may increase if the premium taxes charged by state, local, or federal governments increase.
Deferred Sales Charge, Description [Text Block]	Surrender Charge
Deferred Sales Charge, When Deducted [Text Block]	This charge is assessed on a full Surrender of a Certificate.
Deferred Sales Load, Maximum [Dollars]	$ 20
Other Surrender Fees, Description [Text Block]	Withdrawal Charge
Other Surrender Fees, When Deducted [Text Block]	This charge is assessed on a Withdrawal.
Other Surrender Fees, Maximum [Dollars]	$ 20
Transfer Fees, Description [Text Block]	Transfer Charge
Transfer Fees, When Deducted [Text Block]	This charge is assessed when transfers between investment options exceed 12 in a Certificate Year.
Transfer Fee, Maximum [Dollars]	$ 20
Periodic Charges [Table Text Block]

PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES
Charge	When Charge Is Deducted	Amount Deducted
Base Contract Charges:
*Cost Of Insurance[1]	Monthly
Certificates effective on or before 12/31/2008:
Minimum - $0.18
Maximum - $83.33

Representative guaranteed charge - $0.88[2]

Certificates effective on or after 01/01/2009 and before 1/1/2020:
Minimum - $0.10
Maximum - $50.48

Representative guaranteed charge - $0.63[2]

Certificates effective on or after 01/01/2020:
Minimum - $0.13
Maximum - $83.33

Representative guaranteed charge - $0.95[2]

Charge For Administrative Expenses	Monthly	$6.00
Account Charge For Variable Investment Options[3] (for Mortality & Expense Risk)	Daily	0.90% of the amount of assets in the Variable Investment Options.
Net Interest On Loans[4]	Annually	2%

*Additional Insurance Benefits Charges[5]:
Spouse Term Life Insurance	Monthly	Minimum - $0.29[6] Maximum - $0.29[6] Representative current charge - $0.29[7]
Spouse Group Variable Universal Life Insurance	Monthly	Minimum - $0.13[9] Maximum - $83.33[9] Representative current charge - $0.63[7]
Combined Spouse And Child Term Life Insurance	Monthly	Minimum - $0.12[6] Maximum - $5.50[6] Representative current charge - $0.55[7]
Child Term Life Insurance	Monthly	Minimum - $0.16[6] Maximum -$0.16[6] Representative current charge - $0.16[8]
AD&D On Employee’s Life	Monthly	Minimum - $0.06[6] Maximum - $0.06[6] Representative current charge $0.06[8]
AD&D On Spouse’s Life	Monthly	Minimum - $0.03[6] Maximum - $0.03[6] Representative current charge $0.03[7]
AD&D On Employee And Family’s Life	Monthly	Minimum - $0.03[6] Maximum - $0.03[6] Representative current charge - $0.03[8]
* The charges shown for Cost of Insurance and Additional Insurance Benefits are expressed as rates per $1,000 of Net Amount at Risk.
1.The maximum Cost of Insurance (“COI”) charge varies based on individual characteristics described in the prospectus supplement. The amounts reflect the maximum that the insurer can charge; the rates that a particular Participant will pay may be lower. You may obtain more information about the particular COI charges that apply to you by contacting our Customer Service Center toll free at (800) 562-9874.
2.The representative guaranteed maximum rate for cost of insurance is a sample guaranteed maximum rate charged for a 50-year old insured under the certificate.
3.The daily charge is based on the effective annual rate shown.
4.The net interest on loans reflects the additional interest you pay above the effective annual interest we credit to your loan. The loan interest crediting rate will generally be equal to the Fixed Account crediting rate.
5.These benefits may not be available to some groups.
6.The representative current minimum and maximum is a sample rate on the largest insured group that offers this benefit. The Group Contract does not specify a guaranteed maximum or minimum rate for additional insurance benefits.
7.The representative current charge for spouse insurance is a sample rate currently charged for a 52-year old insured, who is the spouse of an active employee in the largest insured group that offers this benefit.
8.The representative current charge for additional insurance benefits are sample rates currently charged for an active employee in the largest insured group that offers this benefit.
9.The maximum Cost of Insurance (“COI”) charge varies based on individual characteristics described in the prospectus supplement. The amounts reflect the maximum that the insurer can charge; the rates that a particular Participant will pay may be lower.

Insurance Cost, Description [Text Block]	*Cost Of Insurance[1]
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	0.95
Insurance Cost, Maximum [Dollars]	$ 83.33
Insurance Cost, Minimum [Dollars]	$ 0.13
Insurance Cost, Footnotes [Text Block]	The maximum Cost of Insurance (“COI”) charge varies based on individual characteristics described in the prospectus supplement. The amounts reflect the maximum that the insurer can charge; the rates that a particular Participant will pay may be lower. You may obtain more information about the particular COI charges that apply to you by contacting our Customer Service Center toll free at (800) 562-9874.
2.The representative guaranteed maximum rate for cost of insurance is a sample guaranteed maximum rate charged for a 50-year old insured under the certificate.

Mortality and Expense Risk Fees, Description [Text Block]	Account Charge For Variable Investment Options[3] (for Mortality & Expense Risk)
Mortality and Expense Risk Fees, When Deducted [Text Block]	Daily
Mortality And Expense Risk Fees (of Other Amount), Maximum [Percent]	0.90%
Mortality And Expense Risk Fees, Footnotes [Text Block]	The daily charge is based on the effective annual rate shown.
Administrative Expenses, Description [Text Block]	Charge For Administrative Expenses
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 6
Optional Benefit Expense, Footnotes [Text Block]	These benefits may not be available to some groups.
6.The representative current minimum and maximum is a sample rate on the largest insured group that offers this benefit. The Group Contract does not specify a guaranteed maximum or minimum rate for additional insurance benefits.
7.The representative current charge for spouse insurance is a sample rate currently charged for a 52-year old insured, who is the spouse of an active employee in the largest insured group that offers this benefit.
8.The representative current charge for additional insurance benefits are sample rates currently charged for an active employee in the largest insured group that offers this benefit.
9.The maximum Cost of Insurance (“COI”) charge varies based on individual characteristics described in the prospectus supplement. The amounts reflect the maximum that the insurer can charge; the rates that a particular Participant will pay may be lower.

Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.	0.29%	2.58%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.
Portfolio Company Expenses Minimum [Percent]	0.29%
Portfolio Company Expenses Maximum [Percent]	2.58%
Offered Starting [Date]	Jan. 01, 2020
Item 5. Principal Risks [Table Text Block]
SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CERTIFICATE
Certificate Values Are Not Guaranteed
Your benefits (including life insurance) are not guaranteed. The value of your Certificate Fund will vary with the performance of the investment options you select. There is no guarantee that the Variable Investment Options will meet their investment objectives if the investment options in your Certificate Fund have poor investment performance. Poor investment performance could cause your Certificate to lapse, and you could lose your insurance. If you prefer to reduce the risks that come with investing in the variable options, you can choose to direct some of your premium payments or the amounts in your Certificate Fund to the Fixed Account.
Because the Certificate provides for an accumulation of a Certificate Fund as well as a Death Benefit, you may wish to use it for various financial planning purposes. Purchasing the Certificate for such purposes may involve certain risks. Accessing the values in your Certificate through withdrawals and Certificate loans may significantly affect current and future Certificate values or Death Benefit proceeds and may increase the chance that your Certificate will lapse. If your Certificate lapses and you have an outstanding Certificate loan, there may be tax consequences. See TAXES.
Increase in Charges
Certain fees and expenses currently are assessed at less than their guaranteed maximum levels. We may in the future increase these current charges up to the guaranteed maximum levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep your Certificate in force. We will supplement this prospectus to reflect any increase in a current charge, up to the maximum charge, before the change is implemented.
Certificate Lapse
Each month we determine the value of your Certificate Fund to evaluate it for lapse. If the Certificate Fund less any applicable surrender charges is zero or less, the Certificate may end (in insurance terms, it will “lapse”). Your Certificate will also end if the Certificate Debt ever grows to be equal to or more than the Certificate Fund less any outstanding charges. Should this happen, we will notify you of the payment you need to make to prevent your insurance from terminating. We must receive your payment by the later of 61 days after the Monthly Deduction Date, or 30 days after we mailed you the notice. If you do not make the payment, your Certificate will end and have no value. See LAPSE AND REINSTATEMENT. If you have an outstanding loan when your Certificate lapses, you may have taxable income as a result. See TAXES.
Not a Short-Term Savings Vehicle
Because the Group Contract provides for an accumulation of a Certificate Fund as well as a Death Benefit, you may wish to use it for various insurance planning purposes. Purchasing the Certificate for such purposes may involve certain risks.
For example, a life insurance certificate could play an important role in helping you to meet the future costs of a child’s education. The Certificate’s Death Benefit could be used to provide for education costs should something happen to you, and its investment features could help you accumulate savings. However, if the Variable Investment Options you choose perform poorly, if you do not pay sufficient premiums, or if you access the values in your Certificate through withdrawals or Certificate loans, your Certificate may lapse or you may not accumulate the Funds you need.
The Certificate is designed to provide benefits on a long-term basis. Consequently, you should not purchase the Certificate as a short-term investment or savings vehicle. Because of the long-term nature of the Certificate, you should consider whether purchasing the Certificate under the Group Contract is consistent with the purpose for which it is being considered.
Taking Withdrawals
You may withdraw part of your Certificate’s Cash Surrender Value, so long as the amount withdrawn is at least $200. However, you must leave enough in your Certificate Fund (less any Certificate Debt and outstanding charges) to pay the next month’s charges. Some group plans have a limit on the number of withdrawals you can make in a year, and some group plans may impose a transaction charge.
You may not repay any amount that you withdraw from the Certificate’s Cash Surrender Value, but you generally can make additional premium payments. Withdrawals will reduce the amount of your Death Benefit for Certificates with Death Benefit Option B. Withdrawal of the Cash Surrender Value may have tax consequences. See TAXES.
Taking a Loan
Taking a loan from your Certificate may increase the risk that your Certificate will lapse, will have a permanent impact on your Certificate Fund, and will reduce the Death Benefit. If your loan plus accrued interest exceeds the value of your Certificate Fund, you will not have enough money in your Certificate Fund to cover the month’s charges, and your Certificate will lapse unless sufficient premium or loan repayments are made. If we pay a death claim while a loan is outstanding, we will reduce the Death Benefit by the amount of the loan plus any accrued interest. If you repay a loan by using the Certificate Fund, we will treat the repayment as a withdrawal from the Certificate Fund, which may have tax consequences. If you have a loan outstanding when you surrender your Certificate, or when you allow your Certificate to lapse, the amount you borrowed may become taxable. In addition, if your Certificate is classified as a Modified Endowment Contract for tax purposes, taking a loan may be treated as a distribution of income for tax purposes and may have tax consequences. See TAXES.
Potential Tax Consequences
If you pay additional premiums, we may need to increase your Death Benefit (and corresponding cost of insurance charges) to continue to qualify the Certificate as life insurance for federal tax purposes. Also, if you make premium payments above certain limits, the tax status of the insurance may change to that of a Modified Endowment Contract under the Internal Revenue Code. That status could have significant disadvantages from a tax standpoint. We have procedures designed to identify most situations in which a premium payment would cause your Certificate to be treated as a Modified Endowment Contract. When we identify such a situation, we generally will notify you and ask whether you want us to refund the premium payment. If you fail to respond within a reasonable time, we will continue to process the premium payment as usual.
We reserve the right to return any premium payment that would cause your insurance to fail to qualify as life insurance under applicable tax laws, or that would increase the Death Benefit by more than it increases the Certificate Fund. See TAXES.
Replacing Your Life Insurance
You should know that in most instances, it is not in your best interest to replace one life insurance policy with another one. When you need additional life insurance, it is usually better for you to add coverage, either by asking for a new policy or by buying additional insurance, than it is for you to replace a policy. In that way, you don’t lose benefits under the policy you already have.
If you are thinking about replacing a life insurance policy you already have so that you can obtain Group Variable Universal Life Insurance, you should consider your choices carefully. Compare the costs and benefits of adding coverage to your current policy against the costs and benefits of Group Variable Universal Life Insurance. You should also get advice from a tax advisor.
The Variable Investment Options
You may choose to invest your Certificate’s premiums and its earnings in one or more of the available Variable Investment Options. You may also invest in the Fixed Account option. The Fixed Account is the only investment option that offers a guaranteed rate of return. See The Funds and The Fixed Account.
The Separate Account invests in the shares of one or more open-end management investment companies registered under the Investment Company Act of 1940.  Each Variable Investment Option, which invests in a Fund, has its own investment objective and associated risks, which are described in the accompanying Fund prospectuses.  The income, gains, and losses of one Variable Investment Option have no effect on the investment performance of any other Variable Investment Option.
We do not promise that the Funds will meet their investment objectives. Amounts you allocate to the Variable Investment Options may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Variable Investment Options that you choose. You bear the investment risk that the Funds may not meet their investment objectives. You also bear the risk that the Fund’s investment adviser may restrict investment in the Fund, and even close the Fund, at their discretion. For a detailed discussion of the investment policies, objectives and strategies, and the investment risks associated with each Fund, please read the Fund’s current prospectus.
Learn More about the Funds
Before allocating amounts to the Variable Investment Options, you should read the Funds’ current prospectuses for detailed information concerning their investment objectives and strategies, and their investment risks.
Item 10. Standard Death Benefits (N-6) [Table Text Block]
DEATH BENEFITS
Types Of Death Benefit
A Certificate with a Death Benefit Option A has a Death Benefit which will generally equal the Face Amount. Favorable investment results and additional premium payments will generally increase the Cash Surrender Value and decrease the Net Amount at Risk and result in lower charges. Certificate Owners of a Certificate with a Death Benefit Option A should note that any withdrawal will generally result in a permanent reduction of the Face Amount and Death Benefit by the amount of the withdrawal and will result in the deduction of any applicable withdrawal charge. See Withdrawals. This type of Death Benefit does not vary with the investment performance of the investment options you selected, except when the premiums you pay or favorable investment performance causes the Certificate Fund to grow to the point where we may increase the Death Benefit to ensure that the Certificate will satisfy the Internal Revenue Code’s definition of life insurance. See Cost Of Insurance, PREMIUMS, and Cash Surrender Value.
A Certificate with a Death Benefit Option B has a Death Benefit which will generally equal the Face Amount plus the Certificate Fund. Favorable investment performance and additional premium payments will generally increase your Certificate's Death Benefit and Cash Surrender Value. However, the increase in the Cash Surrender Value for a Certificate with a Death Benefit Option B may be less than the increase in Cash Surrender Value for a Certificate with a Death Benefit Option A because a Death Benefit Option B Certificate has a greater cost of insurance charge due to a greater Net Amount at Risk. As long as the Certificate is not in default and there is no Certificate Debt, the Death Benefit may not fall below the Face Amount stated in the Certificate. Certificate Owners of a Certificate with a Death Benefit Option B should note that any withdrawal will generally result in a reduction of the Death Benefit. You may at any time increase your Death Benefit under Option B by making additional premium payments, subject to tax limits. See Withdrawals. We may increase the Death Benefit to ensure that the Certificate will satisfy the Internal Revenue Code definition of life insurance. See Cost Of Insurance, PREMIUMS, and Cash Surrender Value.
The way in which the Cash Surrender Value and Death Benefit will change depends significantly upon the investment results that are actually achieved.
Changing the Type Of Death Benefit
You may change the type of Death Benefit from Option B to Option A once after issue and subject to our approval. We will increase the Face Amount so that the Death Benefit immediately after the change matches the Death Benefit immediately before the change. You may request a change in the type of Death Benefit by sending us a request in Good Order to our Service Office. If the change is approved, it will become effective on the first day of the month coinciding with or following the Business Day we receive the written request. We will re-calculate the Certificate's charges and appropriate tables and send you new Certificate data pages.
If Death Benefit Option A was elected, the Death Benefit Option cannot be changed.
The change will become effective on the first day of the month coinciding with or following the Business Day we receive the written request.
When Death Benefit Proceeds Are Paid
Generally, we will pay any Death Benefit to the beneficiary you have named after all the documents required for such a payment are received in Good Order at the office designated to receive that request. The Death Benefit is determined as of the date of death. If we do not receive instructions on where to send the death benefit payment within 5 years (or less where required by state law) of the date of death, the funds will be escheated.
Amount Of the Death Benefit
The Death Benefit for Option A is the Face Amount of insurance as of the date of death minus any Certificate Debt and any past due monthly charges. If the date of death is not a business day, the Subaccount portion of the Certificate Fund will be valued using the next Business Day. The Death Benefit for Option B is the Face Amount of insurance plus the value of the Certificate Fund as of the date of death minus any Certificate Debt and any past due monthly charges. But, the Death Benefit will not be less than the Face Amount of insurance shown plus the amount of any additional insurance benefit, if the Covered Person’s insurance is not in default and there is no Certificate Debt or withdrawal.
When a Covered Person attains age 100, the person’s Death Benefit will be equal to the Certificate Fund, less any Certificate Debt outstanding and any past due monthly charges. The Face Amount of insurance ends, the monthly Expense Charges for the Cost of Insurance will no longer be required, and Prudential will no longer accept contributions. Any additional provisions that may have been part of the Variable Universal Life Coverage will end.
Adjustment In the Death Benefit
The Certificate Fund may have grown to the point where we would need to increase the Death Benefit to be certain that the insurance will meet the Internal Revenue Code's definition of life insurance. If that were the case for your Certificate, we will use one of two methods to increase the Death Benefit, increasing your cost of insurance. The two methods used are the "Guideline Premium Test" or the "Cash Value Accumulation Test." Each Group Contract will use one method or the other.
Under the first method (Guideline Premium Test), we would increase the Death Benefit (before we deduct any Certificate Debt and outstanding charges) to make it equal to a specified "corridor percentage" of the Certificate Fund based on your Attained Age:

COVERED PERSON’S ATTAINED AGE ---------------------------	CORRIDOR PERCENTAGE -----------------------	COVERED PERSON’S ATTAINED AGE ------------------------------	CORRIDOR PERCENTAGE -----------------------
0-40 41 42 43 44 ---	250 243 236 229 222 ---	70 71 72 73 74 ---	115 113 111 107 107 ---
45 46 47 48 49 ---	215 209 203 197 191 ---	75 76 77 78 79 ---	105 105 105 105 105 ---
50 51 52 53 54 ---	185 178 171 164 157 ---	80 81 82 83 84 --	105 105 105 105 105 ---
55 56 57 58 59 ---	150 146 142 138 134 ---	85 86 87 88 89 ---	105 105 105 105 105 ---
60 61 62 63 64 ---	130 128 126 124 122 ---	90 91 92 93 94 ---	105 104 103 102 101 ---
65 66 67 68 69	120 119 118 117 116	95 96 97 98 99	100 100 100 100 100
Under the second method (Cash Value Accumulation Test), we would increase the Death Benefit (before we deduct any Certificate Debt and outstanding charges) to make it equal the Certificate Fund divided by the “Net Single Premium” per dollar of insurance for the Covered Person's Attained Age. For this purpose, we base the “Net Single Premium” on the 1980 CSO Male Table for certificates effective on or before December 31, 2008, 2001 CSO Table for certificates effective on or after January 1, 2009 and on or before December 31, 2019 and the 2017 CSO Table for certificates effective on or after January 1, 2020.
Death Claim Settlement Options
Prudential may make a range of settlement and payment options available to group life insurance beneficiaries but does not provide recommendations or investment advice regarding a claimant’s choice. The option elected may affect the taxability of the Death Benefit. Please consult your tax advisor for advice. The following settlement and payment options are also available (please note availability of options is subject to change):
Prudential's Alliance Account®
One method of paying group life insurance benefits of certain amounts (currently $5,000 or more in total benefits) is via a retained asset account, whereby Prudential establishes an interest-bearing Alliance Account® in the beneficiary’s name while the funds are held in Prudential’s general account. The full amount of life insurance proceeds payable to the claimant is settled in a single distribution by the establishment of Prudential’s Alliance Account® in the beneficiary’s name. The beneficiary can access all funds immediately by writing a draft for the entire amount, may leave funds in the account as long as desired, and generally preserve the ability to transfer all or some funds to other settlement options as available.
Prudential's Alliance Account® begins earning interest immediately and continues earning interest until all funds are withdrawn or the account is closed based on any minimum balance requirement, in which event a close-out check is sent to the beneficiary. Interest is accrued daily, compounded daily, and credited monthly. The interest rate may change at any time, subject to a minimum rate applicable for successive 90 day periods, and is adjusted at Prudential’s discretion based on variable economic factors (including but not limited to, prevailing market rates for short term demand deposit accounts, bank money market rates and Federal Reserve interest rates) and may be more or less than the rate Prudential earns on the funds in its general account.
Prudential's Alliance Account® is backed by the financial strength of The Prudential Insurance Company of America. It is not FDIC insured because it is not a bank account or a bank product. Prudential's Alliance Account® is not available for payments less than $5,000 in total benefits, payments to individuals residing outside the United States and its territories, nor for certain other payments. These payments that are not eligible for Prudential's Alliance Account® will be paid by check. Beneficiaries may wish to consult a tax advisor regarding interest earned on the account. Prudential’s Alliance Account® is a registered trademark of The Prudential Insurance Company of America.
Payments for a Fixed Period
The Death Benefit plus interest may be paid over a fixed number of years (1 to 25) either monthly, quarterly, semi-annually, or annually. The payment amount will be higher or lower depending on the period selected and the interest rate may change. Beneficiaries may withdraw the total present value of payments not yet made at any time.
Payments in Installments for Life
The Death Benefit may provide monthly payments in installments for as long as the beneficiary lives. Beneficiaries may choose a guaranteed minimum payment period (5, 10, or 20 years) or an installment refund, which will guarantee that the sum of the payments equals the amount of the Death Benefit payable under this option. If the beneficiary dies before Prudential has made all guaranteed payments, we will pay the present value of the remaining guaranteed payments to a payee your beneficiary designates. If your beneficiary does not select a guaranteed minimum payment period, then we will not make any additional payments upon your beneficiary’s death.
Payment of a Fixed Amount
The beneficiary may choose an income payment of a stated amount either monthly, quarterly, semi-annually, or annually. Prudential will make the payment until the proceeds and interest earned are fully paid. Your beneficiary receives a guaranteed specified sum for a limited number of years. The interest rate can change. Any interest credited will be used to extend the payment period.
Under each of the previously-mentioned alternative options, each payment must generally be at least $20.
Interest Income
All or part of the proceeds may be left with Prudential to earn interest, which can be paid annually, semi-annually, quarterly, or monthly. The minimum deposit is $1,000. This option allows your beneficiary to choose another settlement option at a later time. Withdrawals of $100 or more (including the entire unpaid Death Benefit) can be made at any time.
Lump Sum
Your beneficiary may choose to receive the full death benefit in a single lump sum check.
You should refer to the When Death Benefit Proceeds Are Paid section for additional information about when Death Benefits are paid.
Changes In Face Amount Of Insurance
The rules for changing the Face Amount of insurance will be different for each Group Contract, depending on the options selected by the Group Contract Holder and on Prudential's rules.
The Face Amount of insurance may increase or decrease. The increase or decrease may happen automatically, or when you ask. Here are some general statements about changes in your Face Amount of insurance.
Increases in Face Amount
•Some Group Contracts allow Participants to ask for an increase in the Face Amount of insurance at certain times.
•Some Group Contracts provide for automatic increases in the Face Amount of insurance when a Participant's salary increases.
•Some Group Contracts may not allow increases at all.
•When we receive a request to increase the Face Amount of insurance, Prudential may ask questions about the Covered Person's health, or require the Covered Person to have a medical exam, before the increase can become effective. Based on the answers to the questions or on the exam, Prudential may not allow the increase.
•An increase in the Face Amount will result in higher monthly insurance charges because the net Amount at Risk will increase.
Decreases in Face Amount
•Some Group Contracts allow Participants to decrease the Face Amount of insurance at certain times.
•A Participant may not decrease the Face Amount to less than $10,000 or below the minimum amount required to maintain status as life insurance under federal tax laws.
•Some Group Contracts provide for automatic decreases in the Face Amount of insurance when a Participant’s salary decreases.
•Some Group Contracts allow Prudential to automatically decrease the Face Amount when certain "triggering events" occur. "Triggering events" are events like reaching a certain age, retiring, or having a Certificate in effect for a certain number of years.
•Some Group Contracts may require active Participants to maintain a minimum death benefit that is higher than what a terminated or retired Participant may maintain.
Generally, Prudential will make the automatic decrease at the later of retirement, and the tenth Certificate Anniversary. We will calculate the amount of the reduction at the end of the first Business Day on or after the triggering event or receipt of your instructions to decrease the Face Amount. The actual decrease will generally take effect on the first Monthly Deduction Date after that. Sometimes it may take an additional month before the charges change. If that happens, we will adjust the amount we deduct the first month after the decrease takes effect to credit you for any extra monthly charges we deducted the previous month.
When your Face Amount of insurance changes - whether it increases or decreases - the change may cause your insurance to be treated as a Modified Endowment Contract under the Internal Revenue Code. When we identify such a situation, we generally will notify you and ask whether you want us to process the Face Amount of insurance change. When you respond to this notification, we will process the change as you have requested in your response. Also, a decrease in coverage may limit the amount of premiums that you may contribute in the future. See TAXES. You should consult your tax advisor before you change the Face Amount of your insurance.

Standard Death Benefit [Text Block]
Types Of Death Benefit
A Certificate with a Death Benefit Option A has a Death Benefit which will generally equal the Face Amount. Favorable investment results and additional premium payments will generally increase the Cash Surrender Value and decrease the Net Amount at Risk and result in lower charges. Certificate Owners of a Certificate with a Death Benefit Option A should note that any withdrawal will generally result in a permanent reduction of the Face Amount and Death Benefit by the amount of the withdrawal and will result in the deduction of any applicable withdrawal charge. See Withdrawals. This type of Death Benefit does not vary with the investment performance of the investment options you selected, except when the premiums you pay or favorable investment performance causes the Certificate Fund to grow to the point where we may increase the Death Benefit to ensure that the Certificate will satisfy the Internal Revenue Code’s definition of life insurance. See Cost Of Insurance, PREMIUMS, and Cash Surrender Value.
A Certificate with a Death Benefit Option B has a Death Benefit which will generally equal the Face Amount plus the Certificate Fund. Favorable investment performance and additional premium payments will generally increase your Certificate's Death Benefit and Cash Surrender Value. However, the increase in the Cash Surrender Value for a Certificate with a Death Benefit Option B may be less than the increase in Cash Surrender Value for a Certificate with a Death Benefit Option A because a Death Benefit Option B Certificate has a greater cost of insurance charge due to a greater Net Amount at Risk. As long as the Certificate is not in default and there is no Certificate Debt, the Death Benefit may not fall below the Face Amount stated in the Certificate. Certificate Owners of a Certificate with a Death Benefit Option B should note that any withdrawal will generally result in a reduction of the Death Benefit. You may at any time increase your Death Benefit under Option B by making additional premium payments, subject to tax limits. See Withdrawals. We may increase the Death Benefit to ensure that the Certificate will satisfy the Internal Revenue Code definition of life insurance. See Cost Of Insurance, PREMIUMS, and Cash Surrender Value.
The way in which the Cash Surrender Value and Death Benefit will change depends significantly upon the investment results that are actually achieved.
Changing the Type Of Death Benefit
You may change the type of Death Benefit from Option B to Option A once after issue and subject to our approval. We will increase the Face Amount so that the Death Benefit immediately after the change matches the Death Benefit immediately before the change. You may request a change in the type of Death Benefit by sending us a request in Good Order to our Service Office. If the change is approved, it will become effective on the first day of the month coinciding with or following the Business Day we receive the written request. We will re-calculate the Certificate's charges and appropriate tables and send you new Certificate data pages.
If Death Benefit Option A was elected, the Death Benefit Option cannot be changed.
The change will become effective on the first day of the month coinciding with or following the Business Day we receive the written request.
When Death Benefit Proceeds Are Paid
Generally, we will pay any Death Benefit to the beneficiary you have named after all the documents required for such a payment are received in Good Order at the office designated to receive that request. The Death Benefit is determined as of the date of death. If we do not receive instructions on where to send the death benefit payment within 5 years (or less where required by state law) of the date of death, the funds will be escheated.
Amount Of the Death Benefit
The Death Benefit for Option A is the Face Amount of insurance as of the date of death minus any Certificate Debt and any past due monthly charges. If the date of death is not a business day, the Subaccount portion of the Certificate Fund will be valued using the next Business Day. The Death Benefit for Option B is the Face Amount of insurance plus the value of the Certificate Fund as of the date of death minus any Certificate Debt and any past due monthly charges. But, the Death Benefit will not be less than the Face Amount of insurance shown plus the amount of any additional insurance benefit, if the Covered Person’s insurance is not in default and there is no Certificate Debt or withdrawal.
When a Covered Person attains age 100, the person’s Death Benefit will be equal to the Certificate Fund, less any Certificate Debt outstanding and any past due monthly charges. The Face Amount of insurance ends, the monthly Expense Charges for the Cost of Insurance will no longer be required, and Prudential will no longer accept contributions. Any additional provisions that may have been part of the Variable Universal Life Coverage will end.
Adjustment In the Death Benefit
The Certificate Fund may have grown to the point where we would need to increase the Death Benefit to be certain that the insurance will meet the Internal Revenue Code's definition of life insurance. If that were the case for your Certificate, we will use one of two methods to increase the Death Benefit, increasing your cost of insurance. The two methods used are the "Guideline Premium Test" or the "Cash Value Accumulation Test." Each Group Contract will use one method or the other.
Under the first method (Guideline Premium Test), we would increase the Death Benefit (before we deduct any Certificate Debt and outstanding charges) to make it equal to a specified "corridor percentage" of the Certificate Fund based on your Attained Age:

COVERED PERSON’S ATTAINED AGE ---------------------------	CORRIDOR PERCENTAGE -----------------------	COVERED PERSON’S ATTAINED AGE ------------------------------	CORRIDOR PERCENTAGE -----------------------
0-40 41 42 43 44 ---	250 243 236 229 222 ---	70 71 72 73 74 ---	115 113 111 107 107 ---
45 46 47 48 49 ---	215 209 203 197 191 ---	75 76 77 78 79 ---	105 105 105 105 105 ---
50 51 52 53 54 ---	185 178 171 164 157 ---	80 81 82 83 84 --	105 105 105 105 105 ---
55 56 57 58 59 ---	150 146 142 138 134 ---	85 86 87 88 89 ---	105 105 105 105 105 ---
60 61 62 63 64 ---	130 128 126 124 122 ---	90 91 92 93 94 ---	105 104 103 102 101 ---
65 66 67 68 69	120 119 118 117 116	95 96 97 98 99	100 100 100 100 100
Under the second method (Cash Value Accumulation Test), we would increase the Death Benefit (before we deduct any Certificate Debt and outstanding charges) to make it equal the Certificate Fund divided by the “Net Single Premium” per dollar of insurance for the Covered Person's Attained Age. For this purpose, we base the “Net Single Premium” on the 1980 CSO Male Table for certificates effective on or before December 31, 2008, 2001 CSO Table for certificates effective on or after January 1, 2009 and on or before December 31, 2019 and the 2017 CSO Table for certificates effective on or after January 1, 2020.
Death Claim Settlement Options
Prudential may make a range of settlement and payment options available to group life insurance beneficiaries but does not provide recommendations or investment advice regarding a claimant’s choice. The option elected may affect the taxability of the Death Benefit. Please consult your tax advisor for advice. The following settlement and payment options are also available (please note availability of options is subject to change):
Prudential's Alliance Account®
One method of paying group life insurance benefits of certain amounts (currently $5,000 or more in total benefits) is via a retained asset account, whereby Prudential establishes an interest-bearing Alliance Account® in the beneficiary’s name while the funds are held in Prudential’s general account. The full amount of life insurance proceeds payable to the claimant is settled in a single distribution by the establishment of Prudential’s Alliance Account® in the beneficiary’s name. The beneficiary can access all funds immediately by writing a draft for the entire amount, may leave funds in the account as long as desired, and generally preserve the ability to transfer all or some funds to other settlement options as available.
Prudential's Alliance Account® begins earning interest immediately and continues earning interest until all funds are withdrawn or the account is closed based on any minimum balance requirement, in which event a close-out check is sent to the beneficiary. Interest is accrued daily, compounded daily, and credited monthly. The interest rate may change at any time, subject to a minimum rate applicable for successive 90 day periods, and is adjusted at Prudential’s discretion based on variable economic factors (including but not limited to, prevailing market rates for short term demand deposit accounts, bank money market rates and Federal Reserve interest rates) and may be more or less than the rate Prudential earns on the funds in its general account.
Prudential's Alliance Account® is backed by the financial strength of The Prudential Insurance Company of America. It is not FDIC insured because it is not a bank account or a bank product. Prudential's Alliance Account® is not available for payments less than $5,000 in total benefits, payments to individuals residing outside the United States and its territories, nor for certain other payments. These payments that are not eligible for Prudential's Alliance Account® will be paid by check. Beneficiaries may wish to consult a tax advisor regarding interest earned on the account. Prudential’s Alliance Account® is a registered trademark of The Prudential Insurance Company of America.
Payments for a Fixed Period
The Death Benefit plus interest may be paid over a fixed number of years (1 to 25) either monthly, quarterly, semi-annually, or annually. The payment amount will be higher or lower depending on the period selected and the interest rate may change. Beneficiaries may withdraw the total present value of payments not yet made at any time.
Payments in Installments for Life
The Death Benefit may provide monthly payments in installments for as long as the beneficiary lives. Beneficiaries may choose a guaranteed minimum payment period (5, 10, or 20 years) or an installment refund, which will guarantee that the sum of the payments equals the amount of the Death Benefit payable under this option. If the beneficiary dies before Prudential has made all guaranteed payments, we will pay the present value of the remaining guaranteed payments to a payee your beneficiary designates. If your beneficiary does not select a guaranteed minimum payment period, then we will not make any additional payments upon your beneficiary’s death.
Payment of a Fixed Amount
The beneficiary may choose an income payment of a stated amount either monthly, quarterly, semi-annually, or annually. Prudential will make the payment until the proceeds and interest earned are fully paid. Your beneficiary receives a guaranteed specified sum for a limited number of years. The interest rate can change. Any interest credited will be used to extend the payment period.
Under each of the previously-mentioned alternative options, each payment must generally be at least $20.
Interest Income
All or part of the proceeds may be left with Prudential to earn interest, which can be paid annually, semi-annually, quarterly, or monthly. The minimum deposit is $1,000. This option allows your beneficiary to choose another settlement option at a later time. Withdrawals of $100 or more (including the entire unpaid Death Benefit) can be made at any time.
Lump Sum
Your beneficiary may choose to receive the full death benefit in a single lump sum check.
You should refer to the When Death Benefit Proceeds Are Paid section for additional information about when Death Benefits are paid.

Additional Information about Standard Death Benefits, Note (N-6) [Text Block]
Changes In Face Amount Of Insurance
The rules for changing the Face Amount of insurance will be different for each Group Contract, depending on the options selected by the Group Contract Holder and on Prudential's rules.
The Face Amount of insurance may increase or decrease. The increase or decrease may happen automatically, or when you ask. Here are some general statements about changes in your Face Amount of insurance.
Increases in Face Amount
•Some Group Contracts allow Participants to ask for an increase in the Face Amount of insurance at certain times.
•Some Group Contracts provide for automatic increases in the Face Amount of insurance when a Participant's salary increases.
•Some Group Contracts may not allow increases at all.
•When we receive a request to increase the Face Amount of insurance, Prudential may ask questions about the Covered Person's health, or require the Covered Person to have a medical exam, before the increase can become effective. Based on the answers to the questions or on the exam, Prudential may not allow the increase.
•An increase in the Face Amount will result in higher monthly insurance charges because the net Amount at Risk will increase.
Decreases in Face Amount
•Some Group Contracts allow Participants to decrease the Face Amount of insurance at certain times.
•A Participant may not decrease the Face Amount to less than $10,000 or below the minimum amount required to maintain status as life insurance under federal tax laws.
•Some Group Contracts provide for automatic decreases in the Face Amount of insurance when a Participant’s salary decreases.
•Some Group Contracts allow Prudential to automatically decrease the Face Amount when certain "triggering events" occur. "Triggering events" are events like reaching a certain age, retiring, or having a Certificate in effect for a certain number of years.
•Some Group Contracts may require active Participants to maintain a minimum death benefit that is higher than what a terminated or retired Participant may maintain.
Generally, Prudential will make the automatic decrease at the later of retirement, and the tenth Certificate Anniversary. We will calculate the amount of the reduction at the end of the first Business Day on or after the triggering event or receipt of your instructions to decrease the Face Amount. The actual decrease will generally take effect on the first Monthly Deduction Date after that. Sometimes it may take an additional month before the charges change. If that happens, we will adjust the amount we deduct the first month after the decrease takes effect to credit you for any extra monthly charges we deducted the previous month.
When your Face Amount of insurance changes - whether it increases or decreases - the change may cause your insurance to be treated as a Modified Endowment Contract under the Internal Revenue Code. When we identify such a situation, we generally will notify you and ask whether you want us to process the Face Amount of insurance change. When you respond to this notification, we will process the change as you have requested in your response. Also, a decrease in coverage may limit the amount of premiums that you may contribute in the future. See TAXES. You should consult your tax advisor before you change the Face Amount of your insurance.

Item 11. Other Benefits Available (N-6) [Text Block]
ADDITIONAL INSURANCE BENEFITS AVAILABLE UNDER THE CONTRACT
In addition to the standard death benefit(s) associated with your Certificate, other standard and/or optional benefits may also be available to you. The following table summarizes information about those additional insurance benefits. Information about applicable fees associated with each benefit included in this table may be found in the FEE TABLE.

Name Of Benefit	Purpose	Is Benefit Standard Or Optional	Brief Description Of Restrictions/Limitations
Accelerated Benefit Option	Provides for an early lump sum payment of part of the Certificate's Death Benefit when the Covered Person is diagnosed as being terminally ill.	Optional
•Subject to certain eligibility requirements, and approval of the claim.
•We will not pay an accelerated benefit option if you are required to elect it to meet the claims of creditors or to obtain a government benefit.

Accidental Death and Dismemberment Benefit	Provides insurance for accidental loss of life, sight, hand, or foot	Optional
•Excludes certain types of losses.
•We will not pay a benefit on any Accidental Death Benefit type rider if the death or injury is caused or contributed to by war or act of war, declared or undeclared, including resistance to armed aggression.
•Benefits are generally not available in conjunction with Extended Death Protection During Total Disability benefits.

Extended Death Protection During Total Disability	Provides protection during total disability.	Optional	•Subject to satisfactory proof of continued total disability.
Dependent Term Life Benefits	Provides term life insurance coverage on qualified dependents.	Optional	•Dependent(s) must meet the definition of Qualified Dependent under the Group Contract.
These additional insurance benefits may be provided to all Participants under a Group Contract. Or, the Group Contract may require you to pay an additional charge to receive the benefits. Each Group Contract will have different rules about how the following additional benefits are made available.
Accelerated Benefit Option
Under an accelerated benefit option (referred to in your Certificate as Option to Accelerate Payment of Certain Death Benefits), you can elect to receive an early lump sum payment of part of the Certificate's Death Benefit when the Covered Person is diagnosed as being terminally ill. The standard method of payment under an accelerated benefit option is a lump sum, though a monthly installment payment option may be available based on your resident state. "Terminally ill" means the Covered Person has a life expectancy of 12 months or less (under some Group Contracts, the number of months might be higher or lower). You must give Prudential satisfactory evidence that the Covered Person is terminally ill.
The amount of the accelerated payment will be equal to a portion of the Covered Person's Face Amount or Net Amount at Risk, plus a portion of the Covered Person's Certificate Fund. Refer to your prospectus supplement for additional details. If you elect to receive payment under the Accelerated Benefit Option, then the total amount otherwise payable on the Covered Person's death will be reduced by the amount of the accelerated payment.
We will not pay an accelerated benefit option if you are required to elect it to meet the claims of creditors or to obtain a government benefit. We can furnish details about the amount of accelerated benefit that is available to you. Unless required by law, you can no longer request an increase in the Face Amount of your Certificate once you have elected to receive an accelerated benefit. The amount of future premium payments you can make may also be limited.
Adding the Accelerated Benefit Option to your Certificate will not affect the way you are taxed. This income tax exclusion may not apply if the benefit is paid to someone other than the Participant. However, if you actually receive proceeds from the Accelerated Benefit Option, it could have tax consequences and may affect your eligibility for certain government benefits or entitlements. In general, the accelerated benefit option is excluded from income if the Covered Person is terminally ill or, if provided for under your contract, chronically ill as defined in the tax law (although the exclusion in the latter case may be limited). You should consult a tax advisor before you elect to receive this benefit.

Example:
Shown below is a hypothetical example of how an accelerated benefit under the Terminal Illness Option will impact the Certificate. The figures used are for illustrative purposes only and are not guaranteed.

In this hypothetical example assume (1) a Death Benefit of $200,000, (2) an insured with an assumed life expectancy of 12 months.
Certificate Debt is subtracted from the accelerated benefit and the $150 transaction fee is then subtracted from this result.

	Certificate values before acceleration of Death Benefit:	Certificate values after acceleration of Death Benefit:
		90% Accelerated	50% Accelerated
	- - -	10% Death Benefit	50% Death Benefit

Accelerated Benefit:	-	$190,044.00	$105,580.00
Insurance Amount:	$200,000.00	$20,000.00	$100,000.00
Certificate Debt:	$1,040.00	$104.00	$520.00
Insurance Amount Net of Debt:	$198,960.00	$19,896.00	$99,480.00
Certificate Fund:	$12,200.00	$1,220.00	$6,100.00
Surrender Charge:	$0.00	$0.00	$0.00
Death Benefit:	$211,160.00	$21,116.00	$105,580.00
Accidental Death and Dismemberment Benefit
An Accidental Death and Dismemberment ("AD&D") Benefit provides you insurance for accidental loss of life, sight, hand, or foot.
This benefit excludes certain types of losses. For example, losses due to suicide or attempted suicide, diseases and infirmities, medical or surgical treatments are excluded. We will not pay a benefit on any Accidental Death Benefit type rider if the death or injury is caused or contributed to by war or act of war, declared or undeclared, including resistance to armed aggression. This restriction includes service in the armed forces of any country at war. The benefit may be subject to other exclusions from coverage, age limitations, and benefit limitations.
Benefits may not be payable in conjunction with other benefits. For example, if there is an approved claim under the optional Extended Death Protection During Total Disability benefit, then no benefits will be paid for Accidental Death and Dismemberment.
Depending on the Group Contract, Accidental Death & Dismemberment Benefits may be offered as an additional benefit. The benefit may be offered on the employee's life, the spouse's life, spouse/child's lives or on the employee and family's life. Please see your prospectus supplement for details of any AD&D benefit offered under your Group Contract.
Seat Belt Benefit
Seat belt benefit provides an additional Accidental Death and Dismemberment benefit for a covered loss of life while driving or riding in an Automobile while wearing a seat belt.
“Automobile" means a validly registered vehicle that may be legally driven with the standard issue class of motor vehicle driver's license and no additional class of license is necessary to operate this vehicle; or four wheel, two axle private passenger motor vehicle. It does not include: (1) cars owned or leased by the employer or any of its subsidiaries or affiliates; (2) a motor vehicle intended for off-road use; or (3) a motor vehicle being used without the owner’s permission. Certain exclusions and restrictions may apply.
Air Bag Benefit
Air Bag benefit provides an additional Accidental Death and Dismemberment benefit for a covered loss of life while (1) the person is driving or riding in an Automobile; (2) the person is wearing a seat belt; and (3) a properly functioning air bag was deployed for the seat that the person occupied.
“Automobile" means a validly registered vehicle that may be legally driven with the standard issue class of motor vehicle driver's license and no additional class of license is necessary to operate this vehicle; or four wheel, two axle private passenger motor vehicle. It does not include: (1) cars owned or leased by the employer or any of its subsidiaries or affiliates; (2) a motor vehicle intended for off-road use; or (3) a motor vehicle being used without the owner’s permission. Certain exclusions and restrictions may apply.
Spouse Tuition Reimbursement Benefit
Spouse Tuition Reimbursement benefit provides an additional Accidental Death and Dismemberment benefit for Tuition reimbursement for your spouse if you suffer a loss of life. This additional benefit is payable if (1) your spouse is your spouse on your date of death; and (2) your spouse enrolls in a professional or trade school within a certain number of months, typically 30 months, after your death. Certain exclusions and restrictions may apply.
“Tuition” means the charge or fee for instruction, as at a private school, trade school or a college or university. Tuition does not include fees or charges other than for instruction.
Child Tuition Reimbursement Benefit
Child Tuition Reimbursement benefit provides an additional Accidental Death and Dismemberment benefit for Tuition reimbursement for your child if you suffer or your spouse suffers a loss of life. This additional benefit is payable if your child is less than a certain age (typically age 23); and, on the date of your or your spouse’s death: (1) is dependent on you for support and maintenance and is enrolled as a full-time student in a School; or (2) is at the 12th grade level and becomes a full-time student in a School within a certain number of days (typically 365 days) after that date. Certain exclusions and restrictions may apply.
“Tuition” means the charge or fee for instruction, as at a private school, trade school or a college or university. Tuition does not include fees or charges other than for instruction.
“School” means an institution of higher learning. The term includes, but is not limited to, a university, college or trade school.
Child Care Expenses Benefit
Child Care Expenses benefit provides an additional Accidental Death and Dismemberment benefit for child care expenses for your dependent child if you suffer or your spouse suffers a loss of life. This additional benefit is payable for a child less than a certain age (typically age 7) who, on the date of your or your spouse’s death: (1) is dependent on you for support and maintenance and is enrolled at a Child Care Center; or (2) becomes enrolled at a Child Care Center within a certain number of day (typically 90 days), after your or your spouse’s death.
“Child Care Center” means a facility or individual which (1) operates pursuant to law, if locally required; (2) is not a family member; and (3) primarily provides care and supervision for children in a group setting on a regular, daily basis. Certain exclusions and restrictions may apply.
Return of Remains Benefit
Return of Remains benefit provides an additional Accidental Death and Dismemberment benefit for the return of remains when a person suffers a loss of life and the loss of life occurs outside a certain mile radius (typically 150 miles) outside of the person’s home. This benefit provides for the Return of Remains Expenses incurred to return the person’s body home to their country of residence. Certain exclusions and restrictions may apply.
“Return of Remains Expenses” are expenses for any of the following: (1) embalming; (2) cremation; (3) a coffin; and (4) transportation of the remains to return the person’s body home.
Felonious Assault Benefit
Felonious Assault benefit provides an additional Accidental Death and Dismemberment benefit when you suffer an accidental loss that is a result of a Felonious Assault which happens (1) because of your employment; and (2) while you are working for your employer or on an authorized business trip. Certain exclusions and restrictions may apply.
“Felonious Assault” means any willful or unlawful use of force or violence upon you with the intent to cause bodily Injury to you and the use of force or violence must be considered a felony or misdemeanor in the jurisdiction in which it occurs. But, a Felonious Assault is not a moving violation as defined under the applicable state motor vehicle laws.
Common Accident Benefit
Common Accident benefit provides an additional Accidental Death and Dismemberment benefit for your spouse when you and your spouse both suffer a loss of life in the same accident or in separate accidents that occur within 48 hours of each other. Certain exclusions and restrictions may apply.
Child’s Loss Benefit
Child’s Loss benefit provides an additional Accidental Death and Dismemberment benefit for your dependent child’s accidental loss if the accidental loss is not a loss of life and your child is insured for Dependents Accidental Death and Dismemberment Coverage on the date of the accident that results in that accidental loss. Certain exclusions and restrictions may apply.
Critical Period Benefit
Critical Period benefit provides an additional Accidental Death and Dismemberment benefit if either: (a) you suffer a Loss of life; or (b) your Spouse suffers a Loss of life. If you suffer a Loss of Life, it is payable during the Critical Period following your death. If your Spouse or Domestic Partner suffers a Loss of life, it is payable during the Critical Period following your Spouse’s or Domestic Partner’s death, typically 12 months. This benefit is only payable if: (a) on the date of your or your Spouse’s or Domestic Partner’s Loss of life, your Spouse or Domestic Partner is insured for Dependents Insurance under the Coverage; and (b) the person who suffers the Loss has a surviving Spouse or Domestic Partner or surviving dependent child on the date of death. Certain exclusions and restrictions may apply.
Monthly Medical Premium Benefit
Monthly Medical Premium benefit provides an additional Accidental Death and Dismemberment benefit if: (1) you suffer an accidental bodily injury that results in an accidental loss within a certain period of time (typically 365 days) of an accident; (2) the accidental bodily injury (a) results in your having to take a leave of absence from your job with your Employer; or (b) ends your employment with your Employer; and (3) you choose to continue membership in your employer’s medical plan beyond the time that it would otherwise end. Certain exclusions and restrictions may apply.
Extended Death Protection During Total Disability
An extended Death Benefit (also referred to as The Extension of Coverage and Waiver of Cost of Insurance Charges During Total Disability) provides protection during your total disability. Under this provision, even if your insurance would have ended because of your total disability, Prudential will extend your insurance coverage if you become totally disabled prior to age 60. We will extend your insurance coverage for successive one-year periods, generally until age 65. You must provide satisfactory proof of continued total disability.
Dependent Term Life Coverage
The Dependents Term Life Coverage is an optional benefit that provides term life coverage on the lives of the insured’s spouse, domestic partner, or children, as defined in the benefit provision. This coverage provides a fixed dollar benefit amount set forth in your Certificate.
The benefit will end on the earliest of:
1.The date the Group Contract ends.
2.The last day of the month in which Prudential receives notice that the Employee ceases to be in the Covered Classes for the insurance because the Employee's employment ends (see below) or for any other reason.
3.The last day of the month in which Prudential receives notice that the Employee's class has been removed from the Covered Classes for the insurance.
4.The last day of the month in which Prudential fails to receive from the Contract Holder, when due, any contribution you are required to pay to keep the person's insurance in force. If the person's insurance is in default, you fail to pay the monthly contribution required to provide the person's Variable Universal Life Coverage during the grace period. But failure to pay for Dependents Insurance will not cause your Employee Insurance to end.
5.With respect to an Employee's Spouse or Domestic Partner who is insured for Variable Universal Life Coverage, including any of the additional provisions that may be a part of the Variable Universal Life Coverage, the last day of the month in which that Spouse's or Domestic Partner’s Coverage ends as a result of your death or divorce or your Domestic Partner ceasing to be a Qualified Dependent.
Dependents Insurance for a Qualified Dependent under the Additional Provisions for Dependents Term Life Coverage will end on the last day of the month in which that dependent ceases to be a Qualified Dependent for those provisions.
Spouse Group Variable Universal Life
Group Variable Universal Life (GVUL) insurance coverage may be available for spouses of employees under the master contract. The spouse GVUL can be owned by the employee or the spouse. Spouse GVUL is offered in place of Spouse Term Life insurance.
ADDITIONAL INSURANCE BENEFITS

Benefits Available [Table Text Block]

Name Of Benefit	Purpose	Is Benefit Standard Or Optional	Brief Description Of Restrictions/Limitations
Accelerated Benefit Option	Provides for an early lump sum payment of part of the Certificate's Death Benefit when the Covered Person is diagnosed as being terminally ill.	Optional
•Subject to certain eligibility requirements, and approval of the claim.
•We will not pay an accelerated benefit option if you are required to elect it to meet the claims of creditors or to obtain a government benefit.

Accidental Death and Dismemberment Benefit	Provides insurance for accidental loss of life, sight, hand, or foot	Optional
•Excludes certain types of losses.
•We will not pay a benefit on any Accidental Death Benefit type rider if the death or injury is caused or contributed to by war or act of war, declared or undeclared, including resistance to armed aggression.
•Benefits are generally not available in conjunction with Extended Death Protection During Total Disability benefits.

Extended Death Protection During Total Disability	Provides protection during total disability.	Optional	•Subject to satisfactory proof of continued total disability.
Dependent Term Life Benefits	Provides term life insurance coverage on qualified dependents.	Optional	•Dependent(s) must meet the definition of Qualified Dependent under the Group Contract.

Item 18. Portfolio Companies (N-6) [Text Block]
APPENDIX A: Funds Available Under the Contract
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcont.asp?cid=prucogwvpx&fid=NRVA01071. You can also request this information at no cost by calling 800-944-8786. Fund prospectuses and other information are also available from a financial intermediary (such as an insurance sales agent or broker-dealer) through which the Contract may be purchased or sold.
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2024
			1 year	5 year	10 year
High Yield Bond	DWS High Income VIP (Class A) - DWS Investment Management Americas, Inc.	0.71%^	7.14%	3.73%	4.62%
Mid-Cap Value	DWS Small Mid Cap Value VIP (Class A) - DWS Investment Management Americas, Inc.	0.84%^	6.21%	5.88%	5.58%
Small-Cap Value	Franklin Small Cap Value VIP Fund (Class 2) - Franklin Mutual Advisers, LLC	0.90%^	11.71%	8.36%	8.17%
Income	Invesco V.I. Equity and Income Fund (Series I) - Invesco Advisers, Inc.	0.57%	12.12%	8.38%	7.36%
Global/International	Invesco V.I. EQV International Equity Fund (Series I) - Invesco Advisers, Inc.	0.90%	0.62%	3.23%	4.36%
Money Market	Invesco V.I. Government Securities Fund (Series I) - Invesco Advisers, Inc.	0.70%	1.72%	(0.17)%	0.91%
Small-Cap Blend	Invesco V.I. Small Cap Equity Fund (Series I) - Invesco Advisers, Inc.	0.95%	18.09%	10.89%	8.09%
Mid-Cap Growth	Janus Henderson Enterprise Portfolio (Institutional Shares) - Janus Henderson Investors US LLC	0.72%	15.61%	9.88%	12.40%
Global/International	Janus Henderson Global Research Portfolio (Institutional Shares) - Janus Henderson Investors US LLC	0.72%	23.58%	12.35%	10.55%
Emerging Markets	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares) - Lazard Asset Management LLC	1.40%^	7.43%	3.03%	3.26%
Global/International	Lazard Retirement International Equity Portfolio (Service Shares) - Lazard Asset Management LLC	1.10%^	5.63%	3.57%	3.99%
Small-Cap Blend	Lazard Retirement US Small Cap Equity Select Portfolio (Service Shares) - Lazard Asset Management LLC	1.10%^	11.12%	5.74%	6.73%
Balanced	LVIP American Century Balanced Fund (Standard Class II) - Lincoln Financial Investments Corporation / American Century Investment Management, Inc.	0.77%^	12.06%	7.05%	6.76%
Global/International	LVIP American Century International Fund (Standard Class II) - Lincoln Financial Investments Corporation / American Century Investment Management, Inc.	0.95%^	2.61%	3.54%	4.93%
Mid-Cap Value	LVIP American Century Value Fund (Standard Class II) - Lincoln Financial Investments Corporation / American Century Investment Management, Inc.	0.71%^	9.48%	8.59%	8.18%
Intermediate Core-Plus Bond	LVIP JPMorgan Core Bond Fund (Standard Class) - Lincoln Financial Investments Corporation / J.P. Morgan Investment Management Inc.	0.47%	1.72%	0.04%	1.49%
Small-Cap Blend	LVIP JPMorgan Small Cap Core Fund (Standard Class) - Lincoln Financial Investments Corporation / J.P. Morgan Investment Management Inc.	0.75%	11.71%	7.05%	7.31%
Large-Cap Blend	LVIP JPMorgan U.S. Equity Fund (Standard Class) - Lincoln Financial Investments Corporation / J.P. Morgan Investment Management Inc.	0.65%	23.99%	15.74%	13.39%
Large-Cap Blend	MFS® Research Series (Initial Class) - Massachusetts Financial Services Company	0.76%^	18.87%	11.88%	11.66%
Intermediate Core-Plus Bond	MFS® Total Return Bond Series (Initial Class) - Massachusetts Financial Services Company	0.53%^	2.55%	0.39%	1.89%

Short-Term Bond	Neuberger Berman AMT Short Duration Bond Portfolio (Class I) - Neuberger Berman Investment Advisers LLC	0.92%	6.10%	2.11%	1.75%
Specialty	Neuberger Berman AMT Sustainable Equity Portfolio (Class I) - Neuberger Berman Investment Advisers LLC	0.89%	25.84%	13.97%	11.44%
Tactical Allocation	PIMCO All Asset Portfolio (Administrative Class) - Pacific Investment Management Company LLC / Research Affiliates, LLC	2.27%^	3.74%	4.42%	4.37%
Money Market	PIMCO Long-Term US Government Portfolio (Administrative Class) - Pacific Investment Management Company LLC	2.58%	(6.01)%	(4.92)%	(0.73)%
Intermediate Core-Plus Bond	PIMCO Total Return Portfolio (Administrative Class) - Pacific Investment Management Company LLC	0.79%	2.53%	(0.03)%	1.53%
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.71%^	15.15%	8.90%	9.47%
Balanced	PSF PGIM 50/50 Balanced Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC	0.58%	13.03%	7.06%	7.00%
Balanced	PSF PGIM Flexible Managed Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC	0.63%	15.52%	8.37%	8.02%
Money Market	PSF PGIM Government Money Market Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income	0.33%	5.02%	2.30%	1.56%
Fixed Income	PSF PGIM High Yield Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.57%^	8.61%	4.50%	5.75%
Large-Cap Growth	PSF PGIM Jennison Blend Portfolio (Class I) (includes all assets from PSF Natural Resources Portfolio) - PGIM Investments LLC / Jennison Associates LLC	0.45%^	26.32%	14.25%	12.30%
Large-Cap Growth	PSF PGIM Jennison Growth Portfolio (Class I) (includes all assets from PSF Mid-Cap Growth Portfolio) - PGIM Investments LLC / Jennison Associates LLC	0.60%^	30.88%	17.83%	16.33%
Large-Cap Value	PSF PGIM Jennison Value Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.42%	20.97%	11.18%	8.73%
Fixed Income	PSF PGIM Total Return Bond Portfolio (Class I) (includes all assets from PSF PGIM Government Income Portfolio) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.43%	3.00%	0.26%	2.37%
Small-Cap Blend	PSF Small-Cap Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.38%	8.36%	8.02%	8.66%
Large-Cap Blend	PSF Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC.	0.29%	24.65%	14.19%	12.80%
Large-Cap Growth	T. Rowe Price All-Cap Opportunities Portfolio - T. Rowe Price Associates, Inc.	0.80%^	25.16%	17.18%	16.13%
Large-Cap Value	T. Rowe Price Equity Income Portfolio - T. Rowe Price Associates, Inc.	0.73%	11.70%	8.48%	8.27%
Global/International	T. Rowe Price International Stock Portfolio - T. Rowe Price Associates, Inc.	0.95%^	3.25%	3.22%	5.21%
Asset Allocation	T. Rowe Price Moderate Allocation Portfolio - T. Rowe Price Associates, Inc. / T. Rowe Price Investment Management, Inc., T. Rowe Price International Ltd, and T. Rowe Price Hong Kong Limited	0.86%^	10.06%	5.51%	6.39%
Emerging Markets	Templeton Developing Markets VIP Fund (Class 2) - Templeton Asset Management Ltd. / Franklin Templeton Investment Management Limited	1.36%^	7.67%	0.88%	3.98%
Global/International	Templeton Global Bond VIP Fund (Class 2) - Franklin Advisers, Inc.	0.75%^	(11.37)%	(4.85)%	(2.03)%
^ The Fund’s annual current expense reflects temporary fee reductions.

Prospectuses Available [Text Block]
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcont.asp?cid=prucogwvpx&fid=NRVA01071. You can also request this information at no cost by calling 800-944-8786. Fund prospectuses and other information are also available from a financial intermediary (such as an insurance sales agent or broker-dealer) through which the Contract may be purchased or sold.
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2024
			1 year	5 year	10 year
High Yield Bond	DWS High Income VIP (Class A) - DWS Investment Management Americas, Inc.	0.71%^	7.14%	3.73%	4.62%
Mid-Cap Value	DWS Small Mid Cap Value VIP (Class A) - DWS Investment Management Americas, Inc.	0.84%^	6.21%	5.88%	5.58%
Small-Cap Value	Franklin Small Cap Value VIP Fund (Class 2) - Franklin Mutual Advisers, LLC	0.90%^	11.71%	8.36%	8.17%
Income	Invesco V.I. Equity and Income Fund (Series I) - Invesco Advisers, Inc.	0.57%	12.12%	8.38%	7.36%
Global/International	Invesco V.I. EQV International Equity Fund (Series I) - Invesco Advisers, Inc.	0.90%	0.62%	3.23%	4.36%
Money Market	Invesco V.I. Government Securities Fund (Series I) - Invesco Advisers, Inc.	0.70%	1.72%	(0.17)%	0.91%
Small-Cap Blend	Invesco V.I. Small Cap Equity Fund (Series I) - Invesco Advisers, Inc.	0.95%	18.09%	10.89%	8.09%
Mid-Cap Growth	Janus Henderson Enterprise Portfolio (Institutional Shares) - Janus Henderson Investors US LLC	0.72%	15.61%	9.88%	12.40%
Global/International	Janus Henderson Global Research Portfolio (Institutional Shares) - Janus Henderson Investors US LLC	0.72%	23.58%	12.35%	10.55%
Emerging Markets	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares) - Lazard Asset Management LLC	1.40%^	7.43%	3.03%	3.26%
Global/International	Lazard Retirement International Equity Portfolio (Service Shares) - Lazard Asset Management LLC	1.10%^	5.63%	3.57%	3.99%
Small-Cap Blend	Lazard Retirement US Small Cap Equity Select Portfolio (Service Shares) - Lazard Asset Management LLC	1.10%^	11.12%	5.74%	6.73%
Balanced	LVIP American Century Balanced Fund (Standard Class II) - Lincoln Financial Investments Corporation / American Century Investment Management, Inc.	0.77%^	12.06%	7.05%	6.76%
Global/International	LVIP American Century International Fund (Standard Class II) - Lincoln Financial Investments Corporation / American Century Investment Management, Inc.	0.95%^	2.61%	3.54%	4.93%
Mid-Cap Value	LVIP American Century Value Fund (Standard Class II) - Lincoln Financial Investments Corporation / American Century Investment Management, Inc.	0.71%^	9.48%	8.59%	8.18%
Intermediate Core-Plus Bond	LVIP JPMorgan Core Bond Fund (Standard Class) - Lincoln Financial Investments Corporation / J.P. Morgan Investment Management Inc.	0.47%	1.72%	0.04%	1.49%
Small-Cap Blend	LVIP JPMorgan Small Cap Core Fund (Standard Class) - Lincoln Financial Investments Corporation / J.P. Morgan Investment Management Inc.	0.75%	11.71%	7.05%	7.31%
Large-Cap Blend	LVIP JPMorgan U.S. Equity Fund (Standard Class) - Lincoln Financial Investments Corporation / J.P. Morgan Investment Management Inc.	0.65%	23.99%	15.74%	13.39%
Large-Cap Blend	MFS® Research Series (Initial Class) - Massachusetts Financial Services Company	0.76%^	18.87%	11.88%	11.66%
Intermediate Core-Plus Bond	MFS® Total Return Bond Series (Initial Class) - Massachusetts Financial Services Company	0.53%^	2.55%	0.39%	1.89%

Short-Term Bond	Neuberger Berman AMT Short Duration Bond Portfolio (Class I) - Neuberger Berman Investment Advisers LLC	0.92%	6.10%	2.11%	1.75%
Specialty	Neuberger Berman AMT Sustainable Equity Portfolio (Class I) - Neuberger Berman Investment Advisers LLC	0.89%	25.84%	13.97%	11.44%
Tactical Allocation	PIMCO All Asset Portfolio (Administrative Class) - Pacific Investment Management Company LLC / Research Affiliates, LLC	2.27%^	3.74%	4.42%	4.37%
Money Market	PIMCO Long-Term US Government Portfolio (Administrative Class) - Pacific Investment Management Company LLC	2.58%	(6.01)%	(4.92)%	(0.73)%
Intermediate Core-Plus Bond	PIMCO Total Return Portfolio (Administrative Class) - Pacific Investment Management Company LLC	0.79%	2.53%	(0.03)%	1.53%
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.71%^	15.15%	8.90%	9.47%
Balanced	PSF PGIM 50/50 Balanced Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC	0.58%	13.03%	7.06%	7.00%
Balanced	PSF PGIM Flexible Managed Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC	0.63%	15.52%	8.37%	8.02%
Money Market	PSF PGIM Government Money Market Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income	0.33%	5.02%	2.30%	1.56%
Fixed Income	PSF PGIM High Yield Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.57%^	8.61%	4.50%	5.75%
Large-Cap Growth	PSF PGIM Jennison Blend Portfolio (Class I) (includes all assets from PSF Natural Resources Portfolio) - PGIM Investments LLC / Jennison Associates LLC	0.45%^	26.32%	14.25%	12.30%
Large-Cap Growth	PSF PGIM Jennison Growth Portfolio (Class I) (includes all assets from PSF Mid-Cap Growth Portfolio) - PGIM Investments LLC / Jennison Associates LLC	0.60%^	30.88%	17.83%	16.33%
Large-Cap Value	PSF PGIM Jennison Value Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.42%	20.97%	11.18%	8.73%
Fixed Income	PSF PGIM Total Return Bond Portfolio (Class I) (includes all assets from PSF PGIM Government Income Portfolio) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.43%	3.00%	0.26%	2.37%
Small-Cap Blend	PSF Small-Cap Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.38%	8.36%	8.02%	8.66%
Large-Cap Blend	PSF Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC.	0.29%	24.65%	14.19%	12.80%
Large-Cap Growth	T. Rowe Price All-Cap Opportunities Portfolio - T. Rowe Price Associates, Inc.	0.80%^	25.16%	17.18%	16.13%
Large-Cap Value	T. Rowe Price Equity Income Portfolio - T. Rowe Price Associates, Inc.	0.73%	11.70%	8.48%	8.27%
Global/International	T. Rowe Price International Stock Portfolio - T. Rowe Price Associates, Inc.	0.95%^	3.25%	3.22%	5.21%
Asset Allocation	T. Rowe Price Moderate Allocation Portfolio - T. Rowe Price Associates, Inc. / T. Rowe Price Investment Management, Inc., T. Rowe Price International Ltd, and T. Rowe Price Hong Kong Limited	0.86%^	10.06%	5.51%	6.39%
Emerging Markets	Templeton Developing Markets VIP Fund (Class 2) - Templeton Asset Management Ltd. / Franklin Templeton Investment Management Limited	1.36%^	7.67%	0.88%	3.98%
Global/International	Templeton Global Bond VIP Fund (Class 2) - Franklin Advisers, Inc.	0.75%^	(11.37)%	(4.85)%	(2.03)%
^ The Fund’s annual current expense reflects temporary fee reductions.

Temporary Fee Reductions, Current Expenses [Text Block]	The Fund’s annual current expense reflects temporary fee reductions.
Risk of Loss [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	You can lose money by investing in the Certificate. For more information please refer to the SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CERTIFICATE section of this prospectus.
Not Short Term Investment Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]
The Certificate is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Certificate is designed to provide benefits on a long-term basis. Consequently, you should not use the Certificate as a short-term investment or savings vehicle. Because of the long-term nature of the Certificate, you should consider whether purchasing the Certificate is consistent with the purpose for which it is being considered. For more information please refer to the SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CERTIFICATE section of this prospectus.

Investment Options Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]
An investment in the Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the Funds available under the Certificate, each of which has its own unique risks. You should review the Funds’ prospectuses before making an investment decision. Fund prospectuses are available at https://vpx.broadridge.com/getcont.asp?cid=prucogwvpx&fid=NRVA01071 or by calling 800-562-9874. For more information on the Funds, please refer to the SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CERTIFICATE section and the The Funds subsection of this prospectus.

Insurance Company Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]
An investment in the Certificate is subject to the risks related to Prudential. Any obligations (including under the Fixed Rate Account), guarantees, or benefits are subject to the claims-paying ability of Prudential. More information about Prudential, including its financial strength ratings, is available upon request and at www.investor.prudential.com/ratings. For more information please refer to the GENERAL DESCRIPTIONS OF THE PRUDENTIAL INSURANCE COMPANY, THE REGISTRANT, AND THE FUNDS section of this prospectus.

Contract Lapse Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]
In general, your Certificate will remain in force as long as the balance in your Certificate Fund (less any Certificate Debt and outstanding charges) is enough to pay the monthly charges when due. If the Certificate Fund balance is not enough, Prudential will send you a notice to tell you that your insurance is going to end, how much you must pay to stop it from ending, and when you must pay. This payment must be received by the end of the grace period, or the Certificate will no longer have any value.
You may request reinstatement of a lapsed Certificate any time within three years after the end of the grace period upon the completion of certain conditions, including a premium payment that is at least enough, after deduction of any charges that apply, to pay the monthly charges going forward for two months.
For more information please refer to the LAPSE AND REINSTATEMENT section of this prospectus.

Certificate Values Are Not Guaranteed Risk [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Certificate Values Are Not Guaranteed
Your benefits (including life insurance) are not guaranteed. The value of your Certificate Fund will vary with the performance of the investment options you select. There is no guarantee that the Variable Investment Options will meet their investment objectives if the investment options in your Certificate Fund have poor investment performance. Poor investment performance could cause your Certificate to lapse, and you could lose your insurance. If you prefer to reduce the risks that come with investing in the variable options, you can choose to direct some of your premium payments or the amounts in your Certificate Fund to the Fixed Account.
Because the Certificate provides for an accumulation of a Certificate Fund as well as a Death Benefit, you may wish to use it for various financial planning purposes. Purchasing the Certificate for such purposes may involve certain risks. Accessing the values in your Certificate through withdrawals and Certificate loans may significantly affect current and future Certificate values or Death Benefit proceeds and may increase the chance that your Certificate will lapse. If your Certificate lapses and you have an outstanding Certificate loan, there may be tax consequences. See TAXES.

Increase in Charges Risk [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Increase in Charges
Certain fees and expenses currently are assessed at less than their guaranteed maximum levels. We may in the future increase these current charges up to the guaranteed maximum levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep your Certificate in force. We will supplement this prospectus to reflect any increase in a current charge, up to the maximum charge, before the change is implemented.

Certificate Lapse Risk [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Certificate Lapse
Each month we determine the value of your Certificate Fund to evaluate it for lapse. If the Certificate Fund less any applicable surrender charges is zero or less, the Certificate may end (in insurance terms, it will “lapse”). Your Certificate will also end if the Certificate Debt ever grows to be equal to or more than the Certificate Fund less any outstanding charges. Should this happen, we will notify you of the payment you need to make to prevent your insurance from terminating. We must receive your payment by the later of 61 days after the Monthly Deduction Date, or 30 days after we mailed you the notice. If you do not make the payment, your Certificate will end and have no value. See LAPSE AND REINSTATEMENT. If you have an outstanding loan when your Certificate lapses, you may have taxable income as a result. See TAXES.

Not a Short-Term Savings Vehicle Risk [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Not a Short-Term Savings Vehicle
Because the Group Contract provides for an accumulation of a Certificate Fund as well as a Death Benefit, you may wish to use it for various insurance planning purposes. Purchasing the Certificate for such purposes may involve certain risks.
For example, a life insurance certificate could play an important role in helping you to meet the future costs of a child’s education. The Certificate’s Death Benefit could be used to provide for education costs should something happen to you, and its investment features could help you accumulate savings. However, if the Variable Investment Options you choose perform poorly, if you do not pay sufficient premiums, or if you access the values in your Certificate through withdrawals or Certificate loans, your Certificate may lapse or you may not accumulate the Funds you need.
The Certificate is designed to provide benefits on a long-term basis. Consequently, you should not purchase the Certificate as a short-term investment or savings vehicle. Because of the long-term nature of the Certificate, you should consider whether purchasing the Certificate under the Group Contract is consistent with the purpose for which it is being considered.
Taking Withdrawals Risk [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Taking Withdrawals
You may withdraw part of your Certificate’s Cash Surrender Value, so long as the amount withdrawn is at least $200. However, you must leave enough in your Certificate Fund (less any Certificate Debt and outstanding charges) to pay the next month’s charges. Some group plans have a limit on the number of withdrawals you can make in a year, and some group plans may impose a transaction charge.
You may not repay any amount that you withdraw from the Certificate’s Cash Surrender Value, but you generally can make additional premium payments. Withdrawals will reduce the amount of your Death Benefit for Certificates with Death Benefit Option B. Withdrawal of the Cash Surrender Value may have tax consequences. See TAXES.

Taking a Loan Risk [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Taking a Loan
Taking a loan from your Certificate may increase the risk that your Certificate will lapse, will have a permanent impact on your Certificate Fund, and will reduce the Death Benefit. If your loan plus accrued interest exceeds the value of your Certificate Fund, you will not have enough money in your Certificate Fund to cover the month’s charges, and your Certificate will lapse unless sufficient premium or loan repayments are made. If we pay a death claim while a loan is outstanding, we will reduce the Death Benefit by the amount of the loan plus any accrued interest. If you repay a loan by using the Certificate Fund, we will treat the repayment as a withdrawal from the Certificate Fund, which may have tax consequences. If you have a loan outstanding when you surrender your Certificate, or when you allow your Certificate to lapse, the amount you borrowed may become taxable. In addition, if your Certificate is classified as a Modified Endowment Contract for tax purposes, taking a loan may be treated as a distribution of income for tax purposes and may have tax consequences. See TAXES.

Potential Tax Consequences Risk [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Potential Tax Consequences
If you pay additional premiums, we may need to increase your Death Benefit (and corresponding cost of insurance charges) to continue to qualify the Certificate as life insurance for federal tax purposes. Also, if you make premium payments above certain limits, the tax status of the insurance may change to that of a Modified Endowment Contract under the Internal Revenue Code. That status could have significant disadvantages from a tax standpoint. We have procedures designed to identify most situations in which a premium payment would cause your Certificate to be treated as a Modified Endowment Contract. When we identify such a situation, we generally will notify you and ask whether you want us to refund the premium payment. If you fail to respond within a reasonable time, we will continue to process the premium payment as usual.
We reserve the right to return any premium payment that would cause your insurance to fail to qualify as life insurance under applicable tax laws, or that would increase the Death Benefit by more than it increases the Certificate Fund. See TAXES.

Replacing Your Life Insurance Risk [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Replacing Your Life Insurance
You should know that in most instances, it is not in your best interest to replace one life insurance policy with another one. When you need additional life insurance, it is usually better for you to add coverage, either by asking for a new policy or by buying additional insurance, than it is for you to replace a policy. In that way, you don’t lose benefits under the policy you already have.
If you are thinking about replacing a life insurance policy you already have so that you can obtain Group Variable Universal Life Insurance, you should consider your choices carefully. Compare the costs and benefits of adding coverage to your current policy against the costs and benefits of Group Variable Universal Life Insurance. You should also get advice from a tax advisor.

The Variable Investment Options Risk [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
The Variable Investment Options
You may choose to invest your Certificate’s premiums and its earnings in one or more of the available Variable Investment Options. You may also invest in the Fixed Account option. The Fixed Account is the only investment option that offers a guaranteed rate of return. See The Funds and The Fixed Account.
The Separate Account invests in the shares of one or more open-end management investment companies registered under the Investment Company Act of 1940.  Each Variable Investment Option, which invests in a Fund, has its own investment objective and associated risks, which are described in the accompanying Fund prospectuses.  The income, gains, and losses of one Variable Investment Option have no effect on the investment performance of any other Variable Investment Option.
We do not promise that the Funds will meet their investment objectives. Amounts you allocate to the Variable Investment Options may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Variable Investment Options that you choose. You bear the investment risk that the Funds may not meet their investment objectives. You also bear the risk that the Fund’s investment adviser may restrict investment in the Fund, and even close the Fund, at their discretion. For a detailed discussion of the investment policies, objectives and strategies, and the investment risks associated with each Fund, please read the Fund’s current prospectus.

C000017251 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	DWS High Income VIP (Class A)
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	7.14%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	4.62%
C000017231 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	DWS Small Mid Cap Value VIP (Class A)
Portfolio Company Objective [Text Block]	Mid-Cap Value
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	6.21%
Average Annual Total Returns, 5 Years [Percent]	5.88%
Average Annual Total Returns, 10 Years [Percent]	5.58%
C000020099 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund (Class 2)
Portfolio Company Objective [Text Block]	Small-Cap Value
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	11.71%
Average Annual Total Returns, 5 Years [Percent]	8.36%
Average Annual Total Returns, 10 Years [Percent]	8.17%
C000084643 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. Equity and Income Fund (Series I)
Portfolio Company Objective [Text Block]	Income
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	12.12%
Average Annual Total Returns, 5 Years [Percent]	8.38%
Average Annual Total Returns, 10 Years [Percent]	7.36%
C000000410 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity Fund (Series I)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	0.62%
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	4.36%
C000000404 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. Government Securities Fund (Series I)
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	1.72%
Average Annual Total Returns, 5 Years [Percent]	(0.17%)
Average Annual Total Returns, 10 Years [Percent]	0.91%
C000000422 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. Small Cap Equity Fund (Series I)
Portfolio Company Objective [Text Block]	Small-Cap Blend
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	18.09%
Average Annual Total Returns, 5 Years [Percent]	10.89%
Average Annual Total Returns, 10 Years [Percent]	8.09%
C000028721 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Portfolio (Institutional Shares)
Portfolio Company Objective [Text Block]	Mid-Cap Growth
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	15.61%
Average Annual Total Returns, 5 Years [Percent]	9.88%
Average Annual Total Returns, 10 Years [Percent]	12.40%
C000028730 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Global Research Portfolio (Institutional Shares)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	23.58%
Average Annual Total Returns, 5 Years [Percent]	12.35%
Average Annual Total Returns, 10 Years [Percent]	10.55%
C000028468 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares)
Portfolio Company Objective [Text Block]	Emerging Markets
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	7.43%
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	3.26%
C000028478 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lazard Retirement International Equity Portfolio (Service Shares)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	5.63%
Average Annual Total Returns, 5 Years [Percent]	3.57%
Average Annual Total Returns, 10 Years [Percent]	3.99%
C000028474 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lazard Retirement US Small Cap Equity Select Portfolio (Service Shares)
Portfolio Company Objective [Text Block]	Small-Cap Blend
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	11.12%
Average Annual Total Returns, 5 Years [Percent]	5.74%
Average Annual Total Returns, 10 Years [Percent]	6.73%
C000018255 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP American Century Balanced Fund (Standard Class II)
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	12.06%
Average Annual Total Returns, 5 Years [Percent]	7.05%
Average Annual Total Returns, 10 Years [Percent]	6.76%
C000018268 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP American Century International Fund (Standard Class II)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	2.61%
Average Annual Total Returns, 5 Years [Percent]	3.54%
Average Annual Total Returns, 10 Years [Percent]	4.93%
C000018256 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP American Century Value Fund (Standard Class II)
Portfolio Company Objective [Text Block]	Mid-Cap Value
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	9.48%
Average Annual Total Returns, 5 Years [Percent]	8.59%
Average Annual Total Returns, 10 Years [Percent]	8.18%
C000241301 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP JPMorgan Core Bond Fund (Standard Class)
Portfolio Company Objective [Text Block]	Intermediate Core-Plus Bond
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	1.72%
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	1.49%
C000241305 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP JPMorgan Small Cap Core Fund (Standard Class)
Portfolio Company Objective [Text Block]	Small-Cap Blend
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	11.71%
Average Annual Total Returns, 5 Years [Percent]	7.05%
Average Annual Total Returns, 10 Years [Percent]	7.31%
C000241306 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP JPMorgan U.S. Equity Fund (Standard Class)
Portfolio Company Objective [Text Block]	Large-Cap Blend
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	23.99%
Average Annual Total Returns, 5 Years [Percent]	15.74%
Average Annual Total Returns, 10 Years [Percent]	13.39%
C000007306 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Research Series (Initial Class)
Portfolio Company Objective [Text Block]	Large-Cap Blend
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	18.87%
Average Annual Total Returns, 5 Years [Percent]	11.88%
Average Annual Total Returns, 10 Years [Percent]	11.66%
C000007302 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Total Return Bond Series (Initial Class)
Portfolio Company Objective [Text Block]	Intermediate Core-Plus Bond
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	2.55%
Average Annual Total Returns, 5 Years [Percent]	0.39%
Average Annual Total Returns, 10 Years [Percent]	1.89%
C000022322 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Neuberger Berman AMT Short Duration Bond Portfolio (Class I)
Portfolio Company Objective [Text Block]	Short-Term Bond
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	6.10%
Average Annual Total Returns, 5 Years [Percent]	2.11%
Average Annual Total Returns, 10 Years [Percent]	1.75%
C000022328 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Neuberger Berman AMT Sustainable Equity Portfolio (Class I)
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	25.84%
Average Annual Total Returns, 5 Years [Percent]	13.97%
Average Annual Total Returns, 10 Years [Percent]	11.44%
C000026478 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO All Asset Portfolio (Administrative Class)
Portfolio Company Objective [Text Block]	Tactical Allocation
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Portfolio Company Subadviser [Text Block]	Research Affiliates, LLC
Current Expenses [Percent]	2.27%
Average Annual Total Returns, 1 Year [Percent]	3.74%
Average Annual Total Returns, 5 Years [Percent]	4.42%
Average Annual Total Returns, 10 Years [Percent]	4.37%
C000026500 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO Long-Term US Government Portfolio (Administrative Class)
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.58%
Average Annual Total Returns, 1 Year [Percent]	(6.01%)
Average Annual Total Returns, 5 Years [Percent]	(4.92%)
Average Annual Total Returns, 10 Years [Percent]	(0.73%)
C000026489 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO Total Return Portfolio (Administrative Class)
Portfolio Company Objective [Text Block]	Intermediate Core-Plus Bond
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	2.53%
Average Annual Total Returns, 5 Years [Percent]	(0.03%)
Average Annual Total Returns, 10 Years [Percent]	1.53%
C000005695 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF Global Portfolio (Class I)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	15.15%
Average Annual Total Returns, 5 Years [Percent]	8.90%
Average Annual Total Returns, 10 Years [Percent]	9.47%
C000005724 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM 50/50 Balanced Portfolio (Class I)
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	13.03%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	7.00%
C000005723 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Flexible Managed Portfolio (Class I)
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	15.52%
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	8.02%
C000005693 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Government Money Market Portfolio (Class I)
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	5.02%
Average Annual Total Returns, 5 Years [Percent]	2.30%
Average Annual Total Returns, 10 Years [Percent]	1.56%
C000005726 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM High Yield Bond Portfolio (Class I)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	8.61%
Average Annual Total Returns, 5 Years [Percent]	4.50%
Average Annual Total Returns, 10 Years [Percent]	5.75%
C000005715 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Jennison Blend Portfolio (Class I) (includes all assets from PSF Natural Resources Portfolio)
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	26.32%
Average Annual Total Returns, 5 Years [Percent]	14.25%
Average Annual Total Returns, 10 Years [Percent]	12.30%
C000005698 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Jennison Growth Portfolio (Class I) (includes all assets from PSF Mid-Cap Growth Portfolio)
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	30.88%
Average Annual Total Returns, 5 Years [Percent]	17.83%
Average Annual Total Returns, 10 Years [Percent]	16.33%
C000005728 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Jennison Value Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Value
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	20.97%
Average Annual Total Returns, 5 Years [Percent]	11.18%
Average Annual Total Returns, 10 Years [Percent]	8.73%
C000005704 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Total Return Bond Portfolio (Class I) (includes all assets from PSF PGIM Government Income Portfolio)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	3.00%
Average Annual Total Returns, 5 Years [Percent]	0.26%
Average Annual Total Returns, 10 Years [Percent]	2.37%
C000005725 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF Small-Cap Stock Index Portfolio (Class I)
Portfolio Company Objective [Text Block]	Small-Cap Blend
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	8.36%
Average Annual Total Returns, 5 Years [Percent]	8.02%
Average Annual Total Returns, 10 Years [Percent]	8.66%
C000005727 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF Stock Index Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Blend
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC.
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	24.65%
Average Annual Total Returns, 5 Years [Percent]	14.19%
Average Annual Total Returns, 10 Years [Percent]	12.80%
C000005441 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price All-Cap Opportunities Portfolio
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	25.16%
Average Annual Total Returns, 5 Years [Percent]	17.18%
Average Annual Total Returns, 10 Years [Percent]	16.13%
C000005439 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Portfolio
Portfolio Company Objective [Text Block]	Large-Cap Value
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	11.70%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	8.27%
C000005468 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price International Stock Portfolio
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	3.25%
Average Annual Total Returns, 5 Years [Percent]	3.22%
Average Annual Total Returns, 10 Years [Percent]	5.21%
C000005442 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Moderate Allocation Portfolio
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc., T. Rowe Price International Ltd, and T. Rowe Price Hong Kong Limited
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	10.06%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	6.39%
C000020111 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Templeton Developing Markets VIP Fund (Class 2)
Portfolio Company Objective [Text Block]	Emerging Markets
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd.
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management Limited
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	7.67%
Average Annual Total Returns, 5 Years [Percent]	0.88%
Average Annual Total Returns, 10 Years [Percent]	3.98%
C000020121 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund (Class 2)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(11.37%)
Average Annual Total Returns, 5 Years [Percent]	(4.85%)
Average Annual Total Returns, 10 Years [Percent]	(2.03%)
Previously Offered [Member]
Item 2. Key Information [Line Items]
Insurance Cost, Representative Investor [Text Block]	0.63
Insurance Cost, Maximum [Dollars]	$ 50.48
Insurance Cost, Minimum [Dollars]	$ 0.10
Offered Starting [Date]	Jan. 01, 2009
Offered Ending [Date]	Jan. 01, 2020
Previously Offered, Two [Member]
Item 2. Key Information [Line Items]
Insurance Cost, Representative Investor [Text Block]	0.88
Insurance Cost, Maximum [Dollars]	$ 83.33
Insurance Cost, Minimum [Dollars]	$ 0.18
Offered Ending [Date]	Dec. 31, 2008
Charge for Processing Premiums [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Charge for Processing Premiums
Other Transaction Fee, When Deducted [Text Block]	This charge is deducted from each premium when the premium is paid.
Other Transaction Fee, Maximum [Dollars]	$ 3
Charge For Additional Statements [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Charge For Additional Statements
Other Transaction Fee, When Deducted [Text Block]	This charge is assessed each time you request an additional statement.
Other Transaction Fee, Maximum [Dollars]	$ 20
Loan Transaction Charge [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Loan Transaction Charge
Other Transaction Fee, When Deducted [Text Block]	This charge is assessed when a loan is processed.
Other Transaction Fee, Maximum [Dollars]	$ 20
Net Interest On Loans [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Net Interest On Loans[4]
Optional Benefit Charge, When Deducted [Text Block]	Annually
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
Optional Benefit Expense, Footnotes [Text Block]	The net interest on loans reflects the additional interest you pay above the effective annual interest we credit to your loan. The loan interest crediting rate will generally be equal to the Fixed Account crediting rate.
Spouse Term Life Insurance [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Spouse Term Life Insurance
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	0.29
Optional Benefit Expense, Maximum [Dollars]	$ 0.29
Optional Benefit Expense, Minimum [Dollars]	$ 0.29
Spouse Group Variable Universal Life Insurance [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Spouse Group Variable Universal Life Insurance
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	0.63
Optional Benefit Expense, Maximum [Dollars]	$ 83.33
Optional Benefit Expense, Minimum [Dollars]	$ 0.13
Combined Spouse And Child Term Life Insurance [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Combined Spouse And Child Term Life Insurance
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	0.55
Optional Benefit Expense, Maximum [Dollars]	$ 5.50
Optional Benefit Expense, Minimum [Dollars]	$ 0.12
Child Term Life Insurance [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Child Term Life Insurance
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	0.16
Optional Benefit Expense, Maximum [Dollars]	$ 0.16
Optional Benefit Expense, Minimum [Dollars]	$ 0.16
AD&D On Employee’s Life [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	AD&D On Employee’s Life
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	0.06
Optional Benefit Expense, Maximum [Dollars]	$ 0.06
Optional Benefit Expense, Minimum [Dollars]	$ 0.06
AD&D On Spouse’s Life [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	AD&D On Spouse’s Life
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	0.03
Optional Benefit Expense, Maximum [Dollars]	$ 0.03
Optional Benefit Expense, Minimum [Dollars]	$ 0.03
AD&D On Employee And Family’s Life [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	AD&D On Employee And Family’s Life
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	0.03
Optional Benefit Expense, Maximum [Dollars]	$ 0.03
Optional Benefit Expense, Minimum [Dollars]	$ 0.03
Accelerated Benefit Option [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Accelerated Benefit Option
Purpose of Benefit [Text Block]	Provides for an early lump sum payment of part of the Certificate's Death Benefit when the Covered Person is diagnosed as being terminally ill.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•Subject to certain eligibility requirements, and approval of the claim.
•We will not pay an accelerated benefit option if you are required to elect it to meet the claims of creditors or to obtain a government benefit.

Name of Benefit [Text Block]	Accelerated Benefit Option
Operation of Benefit [Text Block]
Accelerated Benefit Option
Under an accelerated benefit option (referred to in your Certificate as Option to Accelerate Payment of Certain Death Benefits), you can elect to receive an early lump sum payment of part of the Certificate's Death Benefit when the Covered Person is diagnosed as being terminally ill. The standard method of payment under an accelerated benefit option is a lump sum, though a monthly installment payment option may be available based on your resident state. "Terminally ill" means the Covered Person has a life expectancy of 12 months or less (under some Group Contracts, the number of months might be higher or lower). You must give Prudential satisfactory evidence that the Covered Person is terminally ill.
The amount of the accelerated payment will be equal to a portion of the Covered Person's Face Amount or Net Amount at Risk, plus a portion of the Covered Person's Certificate Fund. Refer to your prospectus supplement for additional details. If you elect to receive payment under the Accelerated Benefit Option, then the total amount otherwise payable on the Covered Person's death will be reduced by the amount of the accelerated payment.
We will not pay an accelerated benefit option if you are required to elect it to meet the claims of creditors or to obtain a government benefit. We can furnish details about the amount of accelerated benefit that is available to you. Unless required by law, you can no longer request an increase in the Face Amount of your Certificate once you have elected to receive an accelerated benefit. The amount of future premium payments you can make may also be limited.
Adding the Accelerated Benefit Option to your Certificate will not affect the way you are taxed. This income tax exclusion may not apply if the benefit is paid to someone other than the Participant. However, if you actually receive proceeds from the Accelerated Benefit Option, it could have tax consequences and may affect your eligibility for certain government benefits or entitlements. In general, the accelerated benefit option is excluded from income if the Covered Person is terminally ill or, if provided for under your contract, chronically ill as defined in the tax law (although the exclusion in the latter case may be limited). You should consult a tax advisor before you elect to receive this benefit.

Example:
Shown below is a hypothetical example of how an accelerated benefit under the Terminal Illness Option will impact the Certificate. The figures used are for illustrative purposes only and are not guaranteed.

In this hypothetical example assume (1) a Death Benefit of $200,000, (2) an insured with an assumed life expectancy of 12 months.
Certificate Debt is subtracted from the accelerated benefit and the $150 transaction fee is then subtracted from this result.

	Certificate values before acceleration of Death Benefit:	Certificate values after acceleration of Death Benefit:
		90% Accelerated	50% Accelerated
	- - -	10% Death Benefit	50% Death Benefit

Accelerated Benefit:	-	$190,044.00	$105,580.00
Insurance Amount:	$200,000.00	$20,000.00	$100,000.00
Certificate Debt:	$1,040.00	$104.00	$520.00
Insurance Amount Net of Debt:	$198,960.00	$19,896.00	$99,480.00
Certificate Fund:	$12,200.00	$1,220.00	$6,100.00
Surrender Charge:	$0.00	$0.00	$0.00
Death Benefit:	$211,160.00	$21,116.00	$105,580.00

Accidental Death and Dismemberment Benefit [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Accidental Death and Dismemberment Benefit
Purpose of Benefit [Text Block]	Provides insurance for accidental loss of life, sight, hand, or foot
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•Excludes certain types of losses.
•We will not pay a benefit on any Accidental Death Benefit type rider if the death or injury is caused or contributed to by war or act of war, declared or undeclared, including resistance to armed aggression.
•Benefits are generally not available in conjunction with Extended Death Protection During Total Disability benefits.

Name of Benefit [Text Block]	Accidental Death and Dismemberment Benefit
Operation of Benefit [Text Block]
Accidental Death and Dismemberment Benefit
An Accidental Death and Dismemberment ("AD&D") Benefit provides you insurance for accidental loss of life, sight, hand, or foot.
This benefit excludes certain types of losses. For example, losses due to suicide or attempted suicide, diseases and infirmities, medical or surgical treatments are excluded. We will not pay a benefit on any Accidental Death Benefit type rider if the death or injury is caused or contributed to by war or act of war, declared or undeclared, including resistance to armed aggression. This restriction includes service in the armed forces of any country at war. The benefit may be subject to other exclusions from coverage, age limitations, and benefit limitations.
Benefits may not be payable in conjunction with other benefits. For example, if there is an approved claim under the optional Extended Death Protection During Total Disability benefit, then no benefits will be paid for Accidental Death and Dismemberment.
Depending on the Group Contract, Accidental Death & Dismemberment Benefits may be offered as an additional benefit. The benefit may be offered on the employee's life, the spouse's life, spouse/child's lives or on the employee and family's life. Please see your prospectus supplement for details of any AD&D benefit offered under your Group Contract.
Seat Belt Benefit
Seat belt benefit provides an additional Accidental Death and Dismemberment benefit for a covered loss of life while driving or riding in an Automobile while wearing a seat belt.
“Automobile" means a validly registered vehicle that may be legally driven with the standard issue class of motor vehicle driver's license and no additional class of license is necessary to operate this vehicle; or four wheel, two axle private passenger motor vehicle. It does not include: (1) cars owned or leased by the employer or any of its subsidiaries or affiliates; (2) a motor vehicle intended for off-road use; or (3) a motor vehicle being used without the owner’s permission. Certain exclusions and restrictions may apply.
Air Bag Benefit
Air Bag benefit provides an additional Accidental Death and Dismemberment benefit for a covered loss of life while (1) the person is driving or riding in an Automobile; (2) the person is wearing a seat belt; and (3) a properly functioning air bag was deployed for the seat that the person occupied.
“Automobile" means a validly registered vehicle that may be legally driven with the standard issue class of motor vehicle driver's license and no additional class of license is necessary to operate this vehicle; or four wheel, two axle private passenger motor vehicle. It does not include: (1) cars owned or leased by the employer or any of its subsidiaries or affiliates; (2) a motor vehicle intended for off-road use; or (3) a motor vehicle being used without the owner’s permission. Certain exclusions and restrictions may apply.
Spouse Tuition Reimbursement Benefit
Spouse Tuition Reimbursement benefit provides an additional Accidental Death and Dismemberment benefit for Tuition reimbursement for your spouse if you suffer a loss of life. This additional benefit is payable if (1) your spouse is your spouse on your date of death; and (2) your spouse enrolls in a professional or trade school within a certain number of months, typically 30 months, after your death. Certain exclusions and restrictions may apply.
“Tuition” means the charge or fee for instruction, as at a private school, trade school or a college or university. Tuition does not include fees or charges other than for instruction.
Child Tuition Reimbursement Benefit
Child Tuition Reimbursement benefit provides an additional Accidental Death and Dismemberment benefit for Tuition reimbursement for your child if you suffer or your spouse suffers a loss of life. This additional benefit is payable if your child is less than a certain age (typically age 23); and, on the date of your or your spouse’s death: (1) is dependent on you for support and maintenance and is enrolled as a full-time student in a School; or (2) is at the 12th grade level and becomes a full-time student in a School within a certain number of days (typically 365 days) after that date. Certain exclusions and restrictions may apply.
“Tuition” means the charge or fee for instruction, as at a private school, trade school or a college or university. Tuition does not include fees or charges other than for instruction.
“School” means an institution of higher learning. The term includes, but is not limited to, a university, college or trade school.
Child Care Expenses Benefit
Child Care Expenses benefit provides an additional Accidental Death and Dismemberment benefit for child care expenses for your dependent child if you suffer or your spouse suffers a loss of life. This additional benefit is payable for a child less than a certain age (typically age 7) who, on the date of your or your spouse’s death: (1) is dependent on you for support and maintenance and is enrolled at a Child Care Center; or (2) becomes enrolled at a Child Care Center within a certain number of day (typically 90 days), after your or your spouse’s death.
“Child Care Center” means a facility or individual which (1) operates pursuant to law, if locally required; (2) is not a family member; and (3) primarily provides care and supervision for children in a group setting on a regular, daily basis. Certain exclusions and restrictions may apply.
Return of Remains Benefit
Return of Remains benefit provides an additional Accidental Death and Dismemberment benefit for the return of remains when a person suffers a loss of life and the loss of life occurs outside a certain mile radius (typically 150 miles) outside of the person’s home. This benefit provides for the Return of Remains Expenses incurred to return the person’s body home to their country of residence. Certain exclusions and restrictions may apply.
“Return of Remains Expenses” are expenses for any of the following: (1) embalming; (2) cremation; (3) a coffin; and (4) transportation of the remains to return the person’s body home.
Felonious Assault Benefit
Felonious Assault benefit provides an additional Accidental Death and Dismemberment benefit when you suffer an accidental loss that is a result of a Felonious Assault which happens (1) because of your employment; and (2) while you are working for your employer or on an authorized business trip. Certain exclusions and restrictions may apply.
“Felonious Assault” means any willful or unlawful use of force or violence upon you with the intent to cause bodily Injury to you and the use of force or violence must be considered a felony or misdemeanor in the jurisdiction in which it occurs. But, a Felonious Assault is not a moving violation as defined under the applicable state motor vehicle laws.
Common Accident Benefit
Common Accident benefit provides an additional Accidental Death and Dismemberment benefit for your spouse when you and your spouse both suffer a loss of life in the same accident or in separate accidents that occur within 48 hours of each other. Certain exclusions and restrictions may apply.
Child’s Loss Benefit
Child’s Loss benefit provides an additional Accidental Death and Dismemberment benefit for your dependent child’s accidental loss if the accidental loss is not a loss of life and your child is insured for Dependents Accidental Death and Dismemberment Coverage on the date of the accident that results in that accidental loss. Certain exclusions and restrictions may apply.
Critical Period Benefit
Critical Period benefit provides an additional Accidental Death and Dismemberment benefit if either: (a) you suffer a Loss of life; or (b) your Spouse suffers a Loss of life. If you suffer a Loss of Life, it is payable during the Critical Period following your death. If your Spouse or Domestic Partner suffers a Loss of life, it is payable during the Critical Period following your Spouse’s or Domestic Partner’s death, typically 12 months. This benefit is only payable if: (a) on the date of your or your Spouse’s or Domestic Partner’s Loss of life, your Spouse or Domestic Partner is insured for Dependents Insurance under the Coverage; and (b) the person who suffers the Loss has a surviving Spouse or Domestic Partner or surviving dependent child on the date of death. Certain exclusions and restrictions may apply.
Monthly Medical Premium Benefit
Monthly Medical Premium benefit provides an additional Accidental Death and Dismemberment benefit if: (1) you suffer an accidental bodily injury that results in an accidental loss within a certain period of time (typically 365 days) of an accident; (2) the accidental bodily injury (a) results in your having to take a leave of absence from your job with your Employer; or (b) ends your employment with your Employer; and (3) you choose to continue membership in your employer’s medical plan beyond the time that it would otherwise end. Certain exclusions and restrictions may apply.

Extended Death Protection During Total Disability [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Extended Death Protection During Total Disability
Purpose of Benefit [Text Block]	Provides protection during total disability.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Subject to satisfactory proof of continued total disability.
Name of Benefit [Text Block]	Extended Death Protection During Total Disability
Operation of Benefit [Text Block]
Extended Death Protection During Total Disability
An extended Death Benefit (also referred to as The Extension of Coverage and Waiver of Cost of Insurance Charges During Total Disability) provides protection during your total disability. Under this provision, even if your insurance would have ended because of your total disability, Prudential will extend your insurance coverage if you become totally disabled prior to age 60. We will extend your insurance coverage for successive one-year periods, generally until age 65. You must provide satisfactory proof of continued total disability.

Dependent Term Life Benefits [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Dependent Term Life Benefits
Purpose of Benefit [Text Block]	Provides term life insurance coverage on qualified dependents.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Dependent(s) must meet the definition of Qualified Dependent under the Group Contract.
Name of Benefit [Text Block]	Dependent Term Life Benefits
Operation of Benefit [Text Block]
Dependent Term Life Coverage
The Dependents Term Life Coverage is an optional benefit that provides term life coverage on the lives of the insured’s spouse, domestic partner, or children, as defined in the benefit provision. This coverage provides a fixed dollar benefit amount set forth in your Certificate.
The benefit will end on the earliest of:
1.The date the Group Contract ends.
2.The last day of the month in which Prudential receives notice that the Employee ceases to be in the Covered Classes for the insurance because the Employee's employment ends (see below) or for any other reason.
3.The last day of the month in which Prudential receives notice that the Employee's class has been removed from the Covered Classes for the insurance.
4.The last day of the month in which Prudential fails to receive from the Contract Holder, when due, any contribution you are required to pay to keep the person's insurance in force. If the person's insurance is in default, you fail to pay the monthly contribution required to provide the person's Variable Universal Life Coverage during the grace period. But failure to pay for Dependents Insurance will not cause your Employee Insurance to end.
5.With respect to an Employee's Spouse or Domestic Partner who is insured for Variable Universal Life Coverage, including any of the additional provisions that may be a part of the Variable Universal Life Coverage, the last day of the month in which that Spouse's or Domestic Partner’s Coverage ends as a result of your death or divorce or your Domestic Partner ceasing to be a Qualified Dependent.
Dependents Insurance for a Qualified Dependent under the Additional Provisions for Dependents Term Life Coverage will end on the last day of the month in which that dependent ceases to be a Qualified Dependent for those provisions.

Curtiss-Wright Corporation [Member]
Item 2. Key Information [Line Items]
Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Certificate. In several instances we use the terms “maximum” and “current" charge. The “maximum” charge in each instance is the highest charge that we are entitled to make under the Group Contract. The “current” charge is the amount that we are now charging. If circumstances change, we reserve the right to increase each current charge up to the maximum, without giving any advance notice.

The first table describes the fees and expenses that you will pay at the time that you buy the Certificate, pay premiums, make transfers between investment options, or surrender or make withdrawals from the Certificate.

TRANSACTION FEES
Charge	When Charge Is Deducted	Amount Deducted
Charge for Sales Expenses (Load)	Deducted from each premium when the premium is paid.	Maximum - 3.5% Current - 0.0%
Charge for Taxes Attributable to Premiums[1]	Deducted from each premium when the premium is paid.	Maximum - 6% Current - 2.71%
Withdrawal Charge	This charge is assessed on a Withdrawal (Partial Surrender) from the Certificate Fund.	Maximum - the lesser of $20 and 2% of the amount withdrawn Current - $0.00
Transfer Charge	This charge is assessed when transfers between investment options exceed 12 in a Certificate year.	Maximum - $20 per transfer after the twelfth Current - $0.00
Charge for Additional Statements	This charge is assessed each time you request an additional statement.	Maximum - $20 per statement Current - $0.00
1.For these purposes, “taxes attributable to premiums” includes any federal, state or local income, premium, excise, business, or any other type of tax (or component thereof) measured by or based upon the amount of premium received by Prudential. In some states, this is called a premium based administrative charge. Currently the amount deducted is 2.71% of each premium payment. However, this amount is subject to change, based on state, local and federal tax rates.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Certificate, not including the Funds’ fees and expenses.

PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES
Charge	When Charge Is Deducted	Amount Deducted
Base Contract Charges:
Account Charge for Variable Investment Options (for Mortality and Expense Risk)	Daily	Maximum - 0.90%[1] of the amount of assets in the Variable Investment Options Current - 0.45%[1] of the amount of assets in the Variable Investment Options
Charge for Administrative Expenses	Monthly	Maximum - $6.00 Current - $0.00
*Cost of Insurance[2] Minimum and Maximum Guaranteed Charge	Monthly
Certificates effective on or before 12/31/2019:
Minimum – $0.10
Maximum - $50.48

Representative guaranteed charge - $0.94[3]

Certificates effective on or after 01/01/2020:
Minimum - $0.13
Maximum - $83.34

Representative guaranteed charge - $0.76[4]

Net Interest on Loans[5]	Annually	2%
*Additional Insurance Benefits Charges:
Spouse Dependents Term Life Insurance	Monthly	Minimum - $0.29[6] Maximum - $0.29[6] Representative current charge - $0.29[7]
Child Dependents Term Life Insurance	Monthly	Minimum - $0.10[6] Maximum - $0.10[6] Representative current charge - $0.10[7]

*The charges shown for Cost of Insurance and Additional Insurance Benefits are expressed as rates per $1,000 of Net Amount at Risk.
1.The daily charge is based on the effective annual rate shown.
2.The maximum Cost of Insurance (“COI”) charge varies based on individual characteristics. The amounts reflect the maximum that the insurer can charge; the rates that a particular Participant will pay may be lower. You may obtain more information about the particular COI charges that apply to you by contacting our Customer Service Center toll free at (800) 562-9874.
3.The representative guaranteed charge for cost of insurance is a sample guaranteed maximum rate charged for a 54-year old insured under the contract.
4.The representative guaranteed charge for cost of insurance is a sample guaranteed maximum rate charged for a 44-year old insured under the contract.
5.The net interest on loans reflects the additional interest you pay above the effective annual interest we credit to your loan. The loan interest crediting rate will generally be equal to the Fixed Account crediting rate.
6.These are the maximum and minimum rates currently charged. The contract does not specify a guaranteed maximum or minimum rate for additional insurance benefits.
7.The representative current charge for additional insurance benefits are sample rates currently charged.
The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Certificate. The table shows the minimum and maximum fees and expenses charged by the Portfolio Companies for the Funds available under your plan. More detail concerning each Fund’s fees and Expenses, as well as objective and investment strategy, is contained in the Prospectus for each Fund.

Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.	0.29%	1.41%

Transaction Expenses [Table Text Block]

TRANSACTION FEES
Charge	When Charge Is Deducted	Amount Deducted
Charge for Sales Expenses (Load)	Deducted from each premium when the premium is paid.	Maximum - 3.5% Current - 0.0%
Charge for Taxes Attributable to Premiums[1]	Deducted from each premium when the premium is paid.	Maximum - 6% Current - 2.71%
Withdrawal Charge	This charge is assessed on a Withdrawal (Partial Surrender) from the Certificate Fund.	Maximum - the lesser of $20 and 2% of the amount withdrawn Current - $0.00
Transfer Charge	This charge is assessed when transfers between investment options exceed 12 in a Certificate year.	Maximum - $20 per transfer after the twelfth Current - $0.00
Charge for Additional Statements	This charge is assessed each time you request an additional statement.	Maximum - $20 per statement Current - $0.00
1.For these purposes, “taxes attributable to premiums” includes any federal, state or local income, premium, excise, business, or any other type of tax (or component thereof) measured by or based upon the amount of premium received by Prudential. In some states, this is called a premium based administrative charge. Currently the amount deducted is 2.71% of each premium payment. However, this amount is subject to change, based on state, local and federal tax rates.

Sales Load, Description [Text Block]	Charge for Sales Expenses (Load)
Sales Load, When Deducted [Text Block]	Deducted from each premium when the premium is paid.
Sales Load (of Premium Payments), Maximum [Percent]	3.50%
Sales Load (of Premium Payments), Current [Percent]	0.00%
Premium Taxes, Description [Text Block]	Charge for Taxes Attributable to Premiums[1]
Premium Taxes, When Deducted [Text Block]	Deducted from each premium when the premium is paid.
Premium Taxes (of Premium Payments), Maximum [Percent]	6.00%
Premium Taxes (of Premium Payments), Current [Percent]	2.71%
Premium Taxes, Footnotes [Text Block]	For these purposes, “taxes attributable to premiums” includes any federal, state or local income, premium, excise, business, or any other type of tax (or component thereof) measured by or based upon the amount of premium received by Prudential. In some states, this is called a premium based administrative charge. Currently the amount deducted is 2.71% of each premium payment. However, this amount is subject to change, based on state, local and federal tax rates.
Other Surrender Fees, Description [Text Block]	Withdrawal Charge
Other Surrender Fees, When Deducted [Text Block]	This charge is assessed on a Withdrawal (Partial Surrender) from the Certificate Fund.
Other Surrender Fees, Maximum [Dollars]	$ 20
Other Surrender Fees, Current [Dollars]	$ 0.00
Transfer Fees, Description [Text Block]	Transfer Charge
Transfer Fees, When Deducted [Text Block]	This charge is assessed when transfers between investment options exceed 12 in a Certificate year.
Transfer Fee, Maximum [Dollars]	$ 20
Transfer Fee, Current [Dollars]	$ 0.00
Periodic Charges [Table Text Block]

PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES
Charge	When Charge Is Deducted	Amount Deducted
Base Contract Charges:
Account Charge for Variable Investment Options (for Mortality and Expense Risk)	Daily	Maximum - 0.90%[1] of the amount of assets in the Variable Investment Options Current - 0.45%[1] of the amount of assets in the Variable Investment Options
Charge for Administrative Expenses	Monthly	Maximum - $6.00 Current - $0.00
*Cost of Insurance[2] Minimum and Maximum Guaranteed Charge	Monthly
Certificates effective on or before 12/31/2019:
Minimum – $0.10
Maximum - $50.48

Representative guaranteed charge - $0.94[3]

Certificates effective on or after 01/01/2020:
Minimum - $0.13
Maximum - $83.34

Representative guaranteed charge - $0.76[4]

Net Interest on Loans[5]	Annually	2%
*Additional Insurance Benefits Charges:
Spouse Dependents Term Life Insurance	Monthly	Minimum - $0.29[6] Maximum - $0.29[6] Representative current charge - $0.29[7]
Child Dependents Term Life Insurance	Monthly	Minimum - $0.10[6] Maximum - $0.10[6] Representative current charge - $0.10[7]

*The charges shown for Cost of Insurance and Additional Insurance Benefits are expressed as rates per $1,000 of Net Amount at Risk.
1.The daily charge is based on the effective annual rate shown.
2.The maximum Cost of Insurance (“COI”) charge varies based on individual characteristics. The amounts reflect the maximum that the insurer can charge; the rates that a particular Participant will pay may be lower. You may obtain more information about the particular COI charges that apply to you by contacting our Customer Service Center toll free at (800) 562-9874.
3.The representative guaranteed charge for cost of insurance is a sample guaranteed maximum rate charged for a 54-year old insured under the contract.
4.The representative guaranteed charge for cost of insurance is a sample guaranteed maximum rate charged for a 44-year old insured under the contract.
5.The net interest on loans reflects the additional interest you pay above the effective annual interest we credit to your loan. The loan interest crediting rate will generally be equal to the Fixed Account crediting rate.
6.These are the maximum and minimum rates currently charged. The contract does not specify a guaranteed maximum or minimum rate for additional insurance benefits.
7.The representative current charge for additional insurance benefits are sample rates currently charged.

Insurance Cost, Description [Text Block]	*Cost of Insurance[2] Minimum and Maximum Guaranteed Charge
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	0.76
Insurance Cost, Maximum [Dollars]	$ 0.13
Insurance Cost, Minimum [Dollars]	$ 83.34
Insurance Cost, Footnotes [Text Block]	The maximum Cost of Insurance (“COI”) charge varies based on individual characteristics. The amounts reflect the maximum that the insurer can charge; the rates that a particular Participant will pay may be lower. You may obtain more information about the particular COI charges that apply to you by contacting our Customer Service Center toll free at (800) 562-9874.The representative guaranteed charge for cost of insurance is a sample guaranteed maximum rate charged for a 44-year old insured under the contract.
Mortality and Expense Risk Fees, Description [Text Block]	Account Charge for Variable Investment Options (for Mortality and Expense Risk)
Mortality and Expense Risk Fees, When Deducted [Text Block]	Daily
Mortality And Expense Risk Fees (of Other Amount), Maximum [Percent]	0.90%
Mortality And Expense Risk Fees (of Other Amount), Current [Percent]	0.45%
Mortality And Expense Risk Fees, Footnotes [Text Block]	The daily charge is based on the effective annual rate shown.
Administrative Expenses, Description [Text Block]	Charge for Administrative Expenses
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 6.00
Administrative Expense, Current [Dollars]	$ 0.00
Optional Benefit Expense, Footnotes [Text Block]	These are the maximum and minimum rates currently charged. The contract does not specify a guaranteed maximum or minimum rate for additional insurance benefits.
7.The representative current charge for additional insurance benefits are sample rates currently charged.

Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.	0.29%	1.41%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.
Portfolio Company Expenses Minimum [Percent]	0.29%
Portfolio Company Expenses Maximum [Percent]	1.41%
Offered Starting [Date]	Jan. 01, 2020
Item 5. Principal Risks [Table Text Block]
SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
The prospectus contains a summary of the risks and benefits that are associated with purchasing and owning Group Variable Universal Life insurance. You must read the prospectus and this supplement together to fully understand how Group Variable Universal Life Insurance works.
Additional Risks Associated with the Variable Investment Options
This Contract offers Variable Investment Options through the Advanced Series Trust (“AST”). These Variable Investment Options have the prefix AST. The AST Variable Investment Options are also available in variable annuity contracts we offer. Some of these variable annuity contracts offer optional living benefits that utilize a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with those optional benefits. The formula monitors each annuity contract owner’s account value daily and, if necessary, will systematically transfer amounts among investment options. The formula transfers funds between the Variable Investment Options for those variable annuity contracts and an AST bond portfolio investment option (those AST bond portfolios are not available in connection with the life Contracts offered through this prospectus). You should be aware that the operation of the formula in those variable annuity contracts may result in large-scale asset flows into and out of the Funds that are available with your Contract. These asset flows could adversely impact the Funds, including their risk profile, expenses and performance. Because transfers between the Variable Investment Options and the AST bond sub-account can be frequent and the amount transferred can vary from day to day, any of the Funds could experience the following effects, among others:

(a)    a Fund’s investment performance could be adversely affected by requiring a subadvisor to purchase and sell securities at inopportune times or by otherwise limiting the subadvisor’s ability to fully implement the Fund’s investment strategy;

(b)    the subadvisor may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held; and

(c)    a Fund may experience higher turnover and greater negative asset flows than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the Fund compared to other similar funds.

The efficient operation of the asset flows among Funds triggered by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one fund to another fund, which in turn could adversely impact performance.

Before you allocate to the Variable Investment Options with the AST Portfolios listed below, you should consider the potential effects on the Funds that are the result of the operation of the formula in the variable annuity contracts that are unrelated to your Contract. Please work with your financial professional to determine which Variable Investment Options are appropriate for your needs.
Definition of Life Insurance
We use the "Guideline Premium Test" for purposes of ensuring that your coverage meets the Internal Revenue Code's definition of life insurance. The Certificate Fund may have grown to the point where we would need to increase the Death Benefit to continue to meet this test.

Under this method we would increase the Death Benefit (before we deduct any Certificate Debt and outstanding charges) to make it equal to a specified "corridor percentage" of the Certificate Fund based on your Attained Age. See the DEATH BENEFITS - Adjustment in the Death Benefit section of the prospectus for the “corridor percentage.”

Item 10. Standard Death Benefits (N-6) [Table Text Block]
DEATH BENEFITS
Types of Death Benefit
You have a Certificate with a Death Benefit Option B; your Death Benefit will vary with investment experience. The Death Benefit may be increased to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance.
Changes in Face Amount
Increases in Face Amount
For Face Amounts based on annual salary or earnings, we may increase Face Amounts based on salary or earnings information reported to us. At any time, you may choose to increase your Face Amount of insurance, but you must provide evidence of good health.
Decrease in Face Amount
Generally, Face Amounts will not decrease unless you request a decrease.
See the DEATH BENEFITS - Changes in Face Amount and TAXES sections of the prospectus.

Standard Death Benefit [Text Block]
Types of Death Benefit
You have a Certificate with a Death Benefit Option B; your Death Benefit will vary with investment experience. The Death Benefit may be increased to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance.
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]
Changes in Face Amount
Increases in Face Amount
For Face Amounts based on annual salary or earnings, we may increase Face Amounts based on salary or earnings information reported to us. At any time, you may choose to increase your Face Amount of insurance, but you must provide evidence of good health.
Decrease in Face Amount
Generally, Face Amounts will not decrease unless you request a decrease.
See the DEATH BENEFITS - Changes in Face Amount and TAXES sections of the prospectus.

Item 11. Other Benefits Available (N-6) [Text Block]	ADDITIONAL INSURANCE BENEFITS
Accelerated Benefit Option
A Participant (employee or spouse) can generally elect to receive up to 90% of the Face Amount or Net Amount at Risk, up to a maximum of $500,000 and up to 90% of the Participant’s Certificate Fund, when that Participant has been diagnosed with a life expectancy of 12 months or less (6 or 24 months in some states) due to a terminal illness. This is referred to as Terminal Illness Proceeds, and it reduces the amount of any Death Benefit that subsequently becomes due and payable.
Item 18. Portfolio Companies (N-6) [Text Block]
APPENDIX: Funds Available Under the Certificate
The following is a list of Funds available under the Certificate. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcont.asp?cid=prucogwvpx&fid=NRVA01071. You can also request this information at no cost by calling 800-562-9874. Fund prospectuses and other information are also available from a financial intermediary (such as an insurance sales agent or broker-dealer) through which the Certificate may be purchased or sold.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Certificate may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

The investment managers and subadvisers for the Funds charge a daily investment management fee as compensation for their services. Allocations made to all AST and PSF Funds benefit us financially because fees are paid to us or our affiliates by the AST and PSF Funds. More detailed information, including a full description of these fees, is available in the attached Fund prospectuses.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2024
			1 year	5 year	10 year
Large-Cap Blend	^^AST Large-Cap Equity Portfolio (includes all assets from AST Cohen & Steers Realty Portfolio) - PGIM Investments LLC, AST Investment Services, Inc. / ClearBridge Investments, LLC; Dimensional Fund Advisors, LP; J.P. Morgan Investment Management Inc.; PGIM Quantitative Solutions LLC	0.83%	24.15%	12.51%	11.09%
Mid-Cap Value	DWS Small Mid Cap Value VIP (Class A) - DWS Investment Management Americas, Inc.	0.84%^	6.21%	5.88%	5.58%
Emerging Markets	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares) - Lazard Asset Management LLC	1.40%^	7.43%	3.03%	3.26%
Intermediate Core-Plus Bond	MFS® Total Return Bond Series (Initial Class) - Massachusetts Financial Services Company	0.53%^	2.55%	0.39%	1.89%
Balanced	PSF PGIM 50/50 Balanced Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC	0.58%	13.03%	7.06%	7.00%
Money Market	PSF PGIM Government Money Market Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income	0.33%	5.02%	2.30%	1.56%
Fixed Income	PSF PGIM High Yield Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.57%^	8.61%	4.50%	5.75%
Large-Cap Growth	PSF PGIM Jennison Blend Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.45%^	26.32%	14.25%	12.30%
Large-Cap Growth	PSF PGIM Jennison Growth Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.60%^	30.88%	17.83%	16.33%
Large-Cap Value	PSF PGIM Jennison Value Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.42%	20.97%	11.18%	8.73%
Fixed Income	PSF PGIM Total Return Bond Portfolio (Class I) (includes all assets from PSF PGIM Government Income Portfolio) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.43%	3.00%	0.26%	2.37%
Small-Cap Blend	PSF Small-Cap Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.38%	8.36%	8.02%	8.66%
Large-Cap Blend	PSF Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.29%	24.65%	14.19%	12.80%
Large-Cap Growth	T. Rowe Price All-Cap Opportunities Portfolio - T. Rowe Price Associates, Inc.	0.80%^	25.16%	17.18%	16.13%
Large-Cap Value	T. Rowe Price Equity Income Portfolio - T. Rowe Price Associates, Inc.	0.73%	11.70%	8.48%	8.27%
Global/International	T. Rowe Price International Stock Portfolio - T. Rowe Price Associates, Inc. / T. Rowe Price International Ltd	0.95%^	3.25%	3.22%	5.21%
Global/International	^^^Templeton Foreign VIP Fund (Class 2) - Templeton Investment Counsel, LLC	1.06%^	(1.00)%	2.60%	2.38%
^ The Fund’s annual current expense reflects temporary fee reductions.
^^ Effective January 27, 2025, you may no longer make additional allocations into the AST Large-Cap Equity Portfolio.
^^^ Effective June 10, 2022, you may no longer make additional allocations into the Templeton Foreign VIP Fund.

Prospectuses Available [Text Block]
The following is a list of Funds available under the Certificate. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcont.asp?cid=prucogwvpx&fid=NRVA01071. You can also request this information at no cost by calling 800-562-9874. Fund prospectuses and other information are also available from a financial intermediary (such as an insurance sales agent or broker-dealer) through which the Certificate may be purchased or sold.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Certificate may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

The investment managers and subadvisers for the Funds charge a daily investment management fee as compensation for their services. Allocations made to all AST and PSF Funds benefit us financially because fees are paid to us or our affiliates by the AST and PSF Funds. More detailed information, including a full description of these fees, is available in the attached Fund prospectuses.

Portfolio Companies [Table Text Block]

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2024
			1 year	5 year	10 year
Large-Cap Blend	^^AST Large-Cap Equity Portfolio (includes all assets from AST Cohen & Steers Realty Portfolio) - PGIM Investments LLC, AST Investment Services, Inc. / ClearBridge Investments, LLC; Dimensional Fund Advisors, LP; J.P. Morgan Investment Management Inc.; PGIM Quantitative Solutions LLC	0.83%	24.15%	12.51%	11.09%
Mid-Cap Value	DWS Small Mid Cap Value VIP (Class A) - DWS Investment Management Americas, Inc.	0.84%^	6.21%	5.88%	5.58%
Emerging Markets	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares) - Lazard Asset Management LLC	1.40%^	7.43%	3.03%	3.26%
Intermediate Core-Plus Bond	MFS® Total Return Bond Series (Initial Class) - Massachusetts Financial Services Company	0.53%^	2.55%	0.39%	1.89%
Balanced	PSF PGIM 50/50 Balanced Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC	0.58%	13.03%	7.06%	7.00%
Money Market	PSF PGIM Government Money Market Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income	0.33%	5.02%	2.30%	1.56%
Fixed Income	PSF PGIM High Yield Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.57%^	8.61%	4.50%	5.75%
Large-Cap Growth	PSF PGIM Jennison Blend Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.45%^	26.32%	14.25%	12.30%
Large-Cap Growth	PSF PGIM Jennison Growth Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.60%^	30.88%	17.83%	16.33%
Large-Cap Value	PSF PGIM Jennison Value Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.42%	20.97%	11.18%	8.73%
Fixed Income	PSF PGIM Total Return Bond Portfolio (Class I) (includes all assets from PSF PGIM Government Income Portfolio) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.43%	3.00%	0.26%	2.37%
Small-Cap Blend	PSF Small-Cap Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.38%	8.36%	8.02%	8.66%
Large-Cap Blend	PSF Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.29%	24.65%	14.19%	12.80%
Large-Cap Growth	T. Rowe Price All-Cap Opportunities Portfolio - T. Rowe Price Associates, Inc.	0.80%^	25.16%	17.18%	16.13%
Large-Cap Value	T. Rowe Price Equity Income Portfolio - T. Rowe Price Associates, Inc.	0.73%	11.70%	8.48%	8.27%
Global/International	T. Rowe Price International Stock Portfolio - T. Rowe Price Associates, Inc. / T. Rowe Price International Ltd	0.95%^	3.25%	3.22%	5.21%
Global/International	^^^Templeton Foreign VIP Fund (Class 2) - Templeton Investment Counsel, LLC	1.06%^	(1.00)%	2.60%	2.38%
^ The Fund’s annual current expense reflects temporary fee reductions.
^^ Effective January 27, 2025, you may no longer make additional allocations into the AST Large-Cap Equity Portfolio.
^^^ Effective June 10, 2022, you may no longer make additional allocations into the Templeton Foreign VIP Fund.

Temporary Fee Reductions, Current Expenses [Text Block]	The Fund’s annual current expense reflects temporary fee reductions.
Curtiss-Wright Corporation [Member] | Additional Risks Associated With the Variable Investment Options [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Additional Risks Associated with the Variable Investment Options
This Contract offers Variable Investment Options through the Advanced Series Trust (“AST”). These Variable Investment Options have the prefix AST. The AST Variable Investment Options are also available in variable annuity contracts we offer. Some of these variable annuity contracts offer optional living benefits that utilize a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with those optional benefits. The formula monitors each annuity contract owner’s account value daily and, if necessary, will systematically transfer amounts among investment options. The formula transfers funds between the Variable Investment Options for those variable annuity contracts and an AST bond portfolio investment option (those AST bond portfolios are not available in connection with the life Contracts offered through this prospectus). You should be aware that the operation of the formula in those variable annuity contracts may result in large-scale asset flows into and out of the Funds that are available with your Contract. These asset flows could adversely impact the Funds, including their risk profile, expenses and performance. Because transfers between the Variable Investment Options and the AST bond sub-account can be frequent and the amount transferred can vary from day to day, any of the Funds could experience the following effects, among others:

(a)    a Fund’s investment performance could be adversely affected by requiring a subadvisor to purchase and sell securities at inopportune times or by otherwise limiting the subadvisor’s ability to fully implement the Fund’s investment strategy;

(b)    the subadvisor may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held; and

(c)    a Fund may experience higher turnover and greater negative asset flows than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the Fund compared to other similar funds.

The efficient operation of the asset flows among Funds triggered by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one fund to another fund, which in turn could adversely impact performance.

Before you allocate to the Variable Investment Options with the AST Portfolios listed below, you should consider the potential effects on the Funds that are the result of the operation of the formula in the variable annuity contracts that are unrelated to your Contract. Please work with your financial professional to determine which Variable Investment Options are appropriate for your needs.

Curtiss-Wright Corporation [Member] | Definition Of Life Insurance Risk [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Definition of Life Insurance
We use the "Guideline Premium Test" for purposes of ensuring that your coverage meets the Internal Revenue Code's definition of life insurance. The Certificate Fund may have grown to the point where we would need to increase the Death Benefit to continue to meet this test.

Under this method we would increase the Death Benefit (before we deduct any Certificate Debt and outstanding charges) to make it equal to a specified "corridor percentage" of the Certificate Fund based on your Attained Age. See the DEATH BENEFITS - Adjustment in the Death Benefit section of the prospectus for the “corridor percentage.”

Curtiss-Wright Corporation [Member] | C000017231 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	DWS Small Mid Cap Value VIP (Class A)
Portfolio Company Objective [Text Block]	Mid-Cap Value
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	6.21%
Average Annual Total Returns, 5 Years [Percent]	5.88%
Average Annual Total Returns, 10 Years [Percent]	5.58%
Curtiss-Wright Corporation [Member] | C000028468 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares)
Portfolio Company Objective [Text Block]	Emerging Markets
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	7.43%
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	3.26%
Curtiss-Wright Corporation [Member] | C000007302 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Total Return Bond Series (Initial Class)
Portfolio Company Objective [Text Block]	Intermediate Core-Plus Bond
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	53.00%
Average Annual Total Returns, 1 Year [Percent]	2.55%
Average Annual Total Returns, 5 Years [Percent]	0.39%
Average Annual Total Returns, 10 Years [Percent]	1.89%
Curtiss-Wright Corporation [Member] | C000005724 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM 50/50 Balanced Portfolio (Class I)
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	13.03%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	7.00%
Curtiss-Wright Corporation [Member] | C000005693 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Government Money Market Portfolio (Class I)
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	5.02%
Average Annual Total Returns, 5 Years [Percent]	2.30%
Average Annual Total Returns, 10 Years [Percent]	1.56%
Curtiss-Wright Corporation [Member] | C000005726 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM High Yield Bond Portfolio (Class I)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	8.61%
Average Annual Total Returns, 5 Years [Percent]	4.50%
Average Annual Total Returns, 10 Years [Percent]	5.75%
Curtiss-Wright Corporation [Member] | C000005715 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Jennison Blend Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	26.32%
Average Annual Total Returns, 5 Years [Percent]	14.25%
Average Annual Total Returns, 10 Years [Percent]	12.30%
Curtiss-Wright Corporation [Member] | C000005698 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Jennison Growth Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	60.00%
Average Annual Total Returns, 1 Year [Percent]	30.88%
Average Annual Total Returns, 5 Years [Percent]	17.83%
Average Annual Total Returns, 10 Years [Percent]	16.33%
Curtiss-Wright Corporation [Member] | C000005728 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Jennison Value Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Value
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	20.97%
Average Annual Total Returns, 5 Years [Percent]	11.18%
Average Annual Total Returns, 10 Years [Percent]	8.73%
Curtiss-Wright Corporation [Member] | C000005704 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Total Return Bond Portfolio (Class I) (includes all assets from PSF PGIM Government Income Portfolio)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	3.00%
Average Annual Total Returns, 5 Years [Percent]	0.26%
Average Annual Total Returns, 10 Years [Percent]	2.37%
Curtiss-Wright Corporation [Member] | C000005725 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF Small-Cap Stock Index Portfolio (Class I)
Portfolio Company Objective [Text Block]	Small-Cap Blend
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	8.36%
Average Annual Total Returns, 5 Years [Percent]	8.02%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Curtiss-Wright Corporation [Member] | C000005727 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF Stock Index Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Blend
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	24.65%
Average Annual Total Returns, 5 Years [Percent]	14.19%
Average Annual Total Returns, 10 Years [Percent]	12.80%
Curtiss-Wright Corporation [Member] | C000005441 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price All-Cap Opportunities Portfolio
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	25.16%
Average Annual Total Returns, 5 Years [Percent]	17.18%
Average Annual Total Returns, 10 Years [Percent]	16.13%
Curtiss-Wright Corporation [Member] | C000005439 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Portfolio
Portfolio Company Objective [Text Block]	Large-Cap Value
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	11.70%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	8.27%
Curtiss-Wright Corporation [Member] | C000005468 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price International Stock Portfolio
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price International Ltd
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	3.25%
Average Annual Total Returns, 5 Years [Percent]	3.22%
Average Annual Total Returns, 10 Years [Percent]	5.21%
Curtiss-Wright Corporation [Member] | C000125624 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	^^AST Large-Cap Equity Portfolio (includes all assets from AST Cohen & Steers Realty Portfolio)
Portfolio Company Objective [Text Block]	Large-Cap Blend
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC; Dimensional Fund Advisors, LP; J.P. Morgan Investment Management Inc.; PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	24.15%
Average Annual Total Returns, 5 Years [Percent]	12.51%
Average Annual Total Returns, 10 Years [Percent]	11.09%
Curtiss-Wright Corporation [Member] | C000020114 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	^^^Templeton Foreign VIP Fund (Class 2)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(1.00%)
Average Annual Total Returns, 5 Years [Percent]	2.60%
Average Annual Total Returns, 10 Years [Percent]	2.38%
Curtiss-Wright Corporation [Member] | Previously Offered [Member]
Item 2. Key Information [Line Items]
Insurance Cost, Representative Investor [Text Block]	0.94
Insurance Cost, Maximum [Dollars]	$ 0.10
Insurance Cost, Minimum [Dollars]	$ 50.48
Offered Ending [Date]	Dec. 31, 2019
Curtiss-Wright Corporation [Member] | Charge For Additional Statements [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Charge for Additional Statements
Other Transaction Fee, When Deducted [Text Block]	This charge is assessed each time you request an additional statement.
Other Transaction Fee, Maximum [Dollars]	$ 20
Other Transaction Fee, Current [Dollars]	$ 0.00
Curtiss-Wright Corporation [Member] | Net Interest On Loans [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Net Interest on Loans[5]
Optional Benefit Charge, When Deducted [Text Block]	Annually
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
Optional Benefit Expense, Footnotes [Text Block]	The net interest on loans reflects the additional interest you pay above the effective annual interest we credit to your loan. The loan interest crediting rate will generally be equal to the Fixed Account crediting rate.
Curtiss-Wright Corporation [Member] | Accelerated Benefit Option [Member]
Item 2. Key Information [Line Items]
Operation of Benefit [Text Block]
Accelerated Benefit Option
A Participant (employee or spouse) can generally elect to receive up to 90% of the Face Amount or Net Amount at Risk, up to a maximum of $500,000 and up to 90% of the Participant’s Certificate Fund, when that Participant has been diagnosed with a life expectancy of 12 months or less (6 or 24 months in some states) due to a terminal illness. This is referred to as Terminal Illness Proceeds, and it reduces the amount of any Death Benefit that subsequently becomes due and payable.
Curtiss-Wright Corporation [Member] | Spouse Dependents Term Life Insurance [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Spouse Dependents Term Life Insurance
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	0.29
Optional Benefit Expense, Maximum [Dollars]	$ 0.29
Optional Benefit Expense, Minimum [Dollars]	$ 0.29
Curtiss-Wright Corporation [Member] | Child Dependents Term Life Insurance [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Child Dependents Term Life Insurance
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	0.10
Optional Benefit Expense, Maximum [Dollars]	$ 0.10
Optional Benefit Expense, Minimum [Dollars]	$ 0.10
Executive Group Plans [Member]
Item 2. Key Information [Line Items]
Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Certificate. In several instances we use the terms “maximum” and “current" charge. The “maximum” charge in each instance is the highest charge that we are entitled to make under the Group Contract. The “current” charge is the amount that we are now charging. If circumstances change, we reserve the right to increase each current charge up to the maximum, without giving any advance notice.

The first table describes the fees and expenses that you will pay at the time that you buy the Certificate, pay premiums, make transfers between investment options, or surrender or make withdrawals from the Certificate.

TRANSACTION FEES
Charge	When Charge Is Deducted	Amount Deducted
Charge for Sales Expenses (Load)	Deducted from each premium when the premium is paid.	Maximum - 3.5% Current - 0.0%
Charge for Processing Premiums	Deducted from each premium when the premium is paid.	Maximum - $2.00 Current - $0.00
Surrender Charge (Load)	Deducted from each premium when the premium is paid.	Maximum - the lesser of $20 and 2% of the amount surrendered. Current - $0.00
Charge for Taxes Attributable to Premiums[1]	Deducted from each premium when the premium is paid.	Maximum - 6% Current - 2.71%
Withdrawal Charge	This charge is assessed on a Withdrawal (Partial Surrender) from the Certificate Fund.	Maximum - the lesser of $20 and 2% of the amount withdrawn Current - $0.00
Transfer Charge	This charge is assessed when transfers between investment options exceed 12 in a Certificate year.	Maximum - $20 per transfer after the twelfth Current - $20
Charge for Additional Statements	This charge is assessed each time you request an additional statement.	Maximum - $20 per statement Current - $0.00
Loan Transaction Charge	This charge is assessed when a loan is processed.	Maximum - $20 for each loan Current - $0.00
1.For these purposes, “taxes attributable to premiums” includes any federal, state or local income, premium, excise, business, or any other type of tax (or component thereof) measured by or based upon the amount of premium received by Prudential. In some states, this is called a premium based administrative charge. Currently the amount deducted is 2.71% of each premium payment. However, this amount is subject to change, based on state, local and federal tax rates.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Certificate, not including the Funds’ fees and expenses.

PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES
Charge	When Charge Is Deducted	Amount Deducted
Base Contract Charges:
Account Charge for Variable Investment Options (for Mortality and Expense Risk)	Daily	Maximum - 0.90%[1] of the amount of assets in the Variable Investment Options Current - 0.45%[1] of the amount of assets in the Variable Investment Options
Charge for Administrative Expenses	Monthly	Maximum - $6.00 Current - $0.00
*Cost of Insurance[2] Minimum and Maximum Guaranteed Charge	Monthly
Certificates effective on or before 12/31/2008:
Minimum - $0.18
Maximum - $83.34

Representative guaranteed charge - $0.51[4]

Certificates effective on or after 01/01/2009 and before 1/1/2020:
Minimum - $0.10
Maximum - $50.48

Representative guaranteed charge - $0.28[5]

Certificates effective on or after 01/01/2020:
Minimum - $0.18
Maximum - $83.34

Representative guaranteed charge - $0.77[6]

Net Interest on Loans[7]	Annually	2%
*Additional Insurance Benefits Charges[3]:
Spouse Dependents Term Life Insurance	Monthly
Certificates effective on or before 12/31/2008:
Minimum - $0.06
Maximum - $2.19

Representative guaranteed charge - $0.40[9]

Certificates effective on or after 01/01/2009 and before 1/1/2020:
Minimum - $0.06
Maximum - $2.19

Representative guaranteed charge - $0.40[9]

Certificates effective on or after 01/01/2020:
Minimum - $0.06
Maximum - $2.19

Representative guaranteed charge - $0.40[9]

Child Dependents Term Life Insurance	Monthly	Minimum - $0.09[8] Maximum - $0.09[8] Representative current charge - $0.09[8]
*The charges shown for Cost of Insurance and Additional Insurance Benefits Charges are expressed as rates per $1,000 of Net Amount at Risk.
1.The daily charge is based on the effective annual rate shown.
2.The maximum Cost of Insurance (“COI”) charge varies based on individual characteristics. The amounts reflect the maximum that the insurer can charge; the rates that a particular Participant will pay may be lower. You may obtain more information about the particular COI charges that apply to you by contacting our Customer Service Center toll free at (800) 562-9874.
3.These benefits may not be available to some groups.
4.The representative guaranteed charge for cost of insurance is a sample guaranteed maximum rate charged for a 43-year old insured. The representative guaranteed charge for the cost of insurance may vary by Executive Group contract based on age, most common rating class of actual certificates, and demographics of the group.
5.The representative guaranteed charge for cost of insurance is a sample guaranteed maximum rate charged for a 40-year old insured. The representative guaranteed charge for the cost of insurance may vary by Executive Group contract based on age, most common rating class of actual certificates, and demographics of the group.
6.The representative guaranteed charge for cost of insurance is a sample guaranteed maximum rate charged for a 44-year old insured. The representative guaranteed charge for the cost of insurance may vary by Executive Group contract based on age, most common rating class of actual certificates, and demographics of the group.
7.The net interest on loans reflects the additional interest you pay above the effective annual interest we credit to your loan. The loan interest crediting rate will generally be equal to the Fixed Account crediting rate.
8.These are the maximum and minimum rates currently charged. The contract does not specify a guaranteed maximum or minimum rate for additional insurance benefits.
9.The representative current charge for additional insurance benefits are sample rates currently charged. The representative current charge for spouse term insurance is a sample rate currently charged for a 34-year old insured, who is the spouse of an active employee.
The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Certificate. The table shows the minimum and maximum fees and expenses charged by the Portfolio Companies for the Funds available under your plan. More detail concerning each Fund’s fees and Expenses, as well as objective and investment strategy, is contained in the Prospectus for each Fund.

Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.	0.29%	1.35%

Transaction Expenses [Table Text Block]

TRANSACTION FEES
Charge	When Charge Is Deducted	Amount Deducted
Charge for Sales Expenses (Load)	Deducted from each premium when the premium is paid.	Maximum - 3.5% Current - 0.0%
Charge for Processing Premiums	Deducted from each premium when the premium is paid.	Maximum - $2.00 Current - $0.00
Surrender Charge (Load)	Deducted from each premium when the premium is paid.	Maximum - the lesser of $20 and 2% of the amount surrendered. Current - $0.00
Charge for Taxes Attributable to Premiums[1]	Deducted from each premium when the premium is paid.	Maximum - 6% Current - 2.71%
Withdrawal Charge	This charge is assessed on a Withdrawal (Partial Surrender) from the Certificate Fund.	Maximum - the lesser of $20 and 2% of the amount withdrawn Current - $0.00
Transfer Charge	This charge is assessed when transfers between investment options exceed 12 in a Certificate year.	Maximum - $20 per transfer after the twelfth Current - $20
Charge for Additional Statements	This charge is assessed each time you request an additional statement.	Maximum - $20 per statement Current - $0.00
Loan Transaction Charge	This charge is assessed when a loan is processed.	Maximum - $20 for each loan Current - $0.00
1.For these purposes, “taxes attributable to premiums” includes any federal, state or local income, premium, excise, business, or any other type of tax (or component thereof) measured by or based upon the amount of premium received by Prudential. In some states, this is called a premium based administrative charge. Currently the amount deducted is 2.71% of each premium payment. However, this amount is subject to change, based on state, local and federal tax rates.

Sales Load, Description [Text Block]	Charge for Sales Expenses (Load)
Sales Load, When Deducted [Text Block]	Deducted from each premium when the premium is paid.
Sales Load (of Premium Payments), Maximum [Percent]	3.50%
Sales Load (of Premium Payments), Current [Percent]	0.00%
Premium Taxes, Description [Text Block]	Charge for Taxes Attributable to Premiums[1]
Premium Taxes, When Deducted [Text Block]	Deducted from each premium when the premium is paid.
Premium Taxes (of Premium Payments), Maximum [Percent]	6.00%
Premium Taxes (of Premium Payments), Current [Percent]	2.71%
Premium Taxes, Footnotes [Text Block]	For these purposes, “taxes attributable to premiums” includes any federal, state or local income, premium, excise, business, or any other type of tax (or component thereof) measured by or based upon the amount of premium received by Prudential. In some states, this is called a premium based administrative charge. Currently the amount deducted is 2.71% of each premium payment. However, this amount is subject to change, based on state, local and federal tax rates.
Deferred Sales Charge, Description [Text Block]	Surrender Charge (Load)
Deferred Sales Charge, When Deducted [Text Block]	Deducted from each premium when the premium is paid.
Deferred Sales Load, Maximum [Dollars]	$ 20
Deferred Sales Load, Current [Dollars]	$ 0.00
Other Surrender Fees, Description [Text Block]	Withdrawal Charge
Other Surrender Fees, When Deducted [Text Block]	This charge is assessed on a Withdrawal (Partial Surrender) from the Certificate Fund.
Other Surrender Fees, Maximum [Dollars]	$ 20
Other Surrender Fees, Current [Dollars]	$ 0
Transfer Fees, Description [Text Block]	Transfer Charge
Transfer Fees, When Deducted [Text Block]	This charge is assessed when transfers between investment options exceed 12 in a Certificate year.
Transfer Fee, Maximum [Dollars]	$ 20
Transfer Fee, Current [Dollars]	$ 20
Periodic Charges [Table Text Block]

PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES
Charge	When Charge Is Deducted	Amount Deducted
Base Contract Charges:
Account Charge for Variable Investment Options (for Mortality and Expense Risk)	Daily	Maximum - 0.90%[1] of the amount of assets in the Variable Investment Options Current - 0.45%[1] of the amount of assets in the Variable Investment Options
Charge for Administrative Expenses	Monthly	Maximum - $6.00 Current - $0.00
*Cost of Insurance[2] Minimum and Maximum Guaranteed Charge	Monthly
Certificates effective on or before 12/31/2008:
Minimum - $0.18
Maximum - $83.34

Representative guaranteed charge - $0.51[4]

Certificates effective on or after 01/01/2009 and before 1/1/2020:
Minimum - $0.10
Maximum - $50.48

Representative guaranteed charge - $0.28[5]

Certificates effective on or after 01/01/2020:
Minimum - $0.18
Maximum - $83.34

Representative guaranteed charge - $0.77[6]

Net Interest on Loans[7]	Annually	2%
*Additional Insurance Benefits Charges[3]:
Spouse Dependents Term Life Insurance	Monthly
Certificates effective on or before 12/31/2008:
Minimum - $0.06
Maximum - $2.19

Representative guaranteed charge - $0.40[9]

Certificates effective on or after 01/01/2009 and before 1/1/2020:
Minimum - $0.06
Maximum - $2.19

Representative guaranteed charge - $0.40[9]

Certificates effective on or after 01/01/2020:
Minimum - $0.06
Maximum - $2.19

Representative guaranteed charge - $0.40[9]

Child Dependents Term Life Insurance	Monthly	Minimum - $0.09[8] Maximum - $0.09[8] Representative current charge - $0.09[8]
*The charges shown for Cost of Insurance and Additional Insurance Benefits Charges are expressed as rates per $1,000 of Net Amount at Risk.
1.The daily charge is based on the effective annual rate shown.
2.The maximum Cost of Insurance (“COI”) charge varies based on individual characteristics. The amounts reflect the maximum that the insurer can charge; the rates that a particular Participant will pay may be lower. You may obtain more information about the particular COI charges that apply to you by contacting our Customer Service Center toll free at (800) 562-9874.
3.These benefits may not be available to some groups.
4.The representative guaranteed charge for cost of insurance is a sample guaranteed maximum rate charged for a 43-year old insured. The representative guaranteed charge for the cost of insurance may vary by Executive Group contract based on age, most common rating class of actual certificates, and demographics of the group.
5.The representative guaranteed charge for cost of insurance is a sample guaranteed maximum rate charged for a 40-year old insured. The representative guaranteed charge for the cost of insurance may vary by Executive Group contract based on age, most common rating class of actual certificates, and demographics of the group.
6.The representative guaranteed charge for cost of insurance is a sample guaranteed maximum rate charged for a 44-year old insured. The representative guaranteed charge for the cost of insurance may vary by Executive Group contract based on age, most common rating class of actual certificates, and demographics of the group.
7.The net interest on loans reflects the additional interest you pay above the effective annual interest we credit to your loan. The loan interest crediting rate will generally be equal to the Fixed Account crediting rate.
8.These are the maximum and minimum rates currently charged. The contract does not specify a guaranteed maximum or minimum rate for additional insurance benefits.
9.The representative current charge for additional insurance benefits are sample rates currently charged. The representative current charge for spouse term insurance is a sample rate currently charged for a 34-year old insured, who is the spouse of an active employee.
Insurance Cost, Description [Text Block]	*Cost of Insurance[2] Minimum and Maximum Guaranteed Charge
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	0.77
Insurance Cost, Maximum [Dollars]	$ 0.18
Insurance Cost, Minimum [Dollars]	$ 83.34
Insurance Cost, Footnotes [Text Block]	The maximum Cost of Insurance (“COI”) charge varies based on individual characteristics. The amounts reflect the maximum that the insurer can charge; the rates that a particular Participant will pay may be lower. You may obtain more information about the particular COI charges that apply to you by contacting our Customer Service Center toll free at (800) 562-9874. The representative guaranteed charge for cost of insurance is a sample guaranteed maximum rate charged for a 44-year old insured. The representative guaranteed charge for the cost of insurance may vary by Executive Group contract based on age, most common rating class of actual certificates, and demographics of the group.
Mortality and Expense Risk Fees, Description [Text Block]	Account Charge for Variable Investment Options (for Mortality and Expense Risk)
Mortality and Expense Risk Fees, When Deducted [Text Block]	Daily
Mortality And Expense Risk Fees (of Other Amount), Maximum [Percent]	0.90%
Mortality And Expense Risk Fees (of Other Amount), Current [Percent]	0.45%
Mortality And Expense Risk Fees, Footnotes [Text Block]	The daily charge is based on the effective annual rate shown.
Administrative Expenses, Description [Text Block]	Charge for Administrative Expenses
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 6.00
Administrative Expense, Current [Dollars]	$ 0.00
Optional Benefit Expense, Footnotes [Text Block]	These benefits may not be available to some groups.
Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.	0.29%	1.35%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.
Portfolio Company Expenses Minimum [Percent]	0.29%
Portfolio Company Expenses Maximum [Percent]	1.35%
Offered Starting [Date]	Jan. 01, 2020
Item 5. Principal Risks [Table Text Block]
SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
The prospectus contains a summary of the risks and benefits that are associated with purchasing and owning Group Variable Universal Life insurance. You must read the prospectus and this supplement together to fully understand how Group Variable Universal Life Insurance works.
Definition of Life Insurance
We use the "Guideline Premium Test" for purposes of ensuring that your coverage meets the Internal Revenue Code's definition of life insurance. The Certificate Fund may have grown to the point where we would need to increase the Death Benefit to continue to meet this test.
Under this method we would increase the Death Benefit (before we deduct any Certificate Debt and outstanding charges) to make it equal to a specified "corridor percentage" of the Certificate Fund based on your Attained Age. See the DEATH BENEFITS - Adjustment in the Death Benefit section of the prospectus for the “corridor percentage.”

Item 10. Standard Death Benefits (N-6) [Table Text Block]
DEATH BENEFITS
Types Of Death Benefit

You have a Certificate with a Death Benefit Option B; your Death Benefit will vary with investment experience. The Death Benefit may be increased to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance.
Changes in Face Amount

Increases in Face Amount

For Face Amounts based on annual salary or earnings, we may increase Face Amounts based on salary or earnings information reported to us. At any time, you may choose to increase your Face Amount of insurance, but you must provide evidence of good health. If you have continued your coverage, you are not eligible to increase your Face Amount.
Decrease in Face Amount

Face Amounts will not decrease unless you request a decrease. However, if your Face Amount is a multiple of salary, then your Face Amount may decrease if your salary decreases.

Standard Death Benefit [Text Block]
Types Of Death Benefit
You have a Certificate with a Death Benefit Option B; your Death Benefit will vary with investment experience. The Death Benefit may be increased to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance.
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]
Changes in Face Amount

Increases in Face Amount

For Face Amounts based on annual salary or earnings, we may increase Face Amounts based on salary or earnings information reported to us. At any time, you may choose to increase your Face Amount of insurance, but you must provide evidence of good health. If you have continued your coverage, you are not eligible to increase your Face Amount.
Decrease in Face Amount

Face Amounts will not decrease unless you request a decrease. However, if your Face Amount is a multiple of salary, then your Face Amount may decrease if your salary decreases.

Item 11. Other Benefits Available (N-6) [Text Block]
Accelerated Benefit Option
Depending on the plan design chosen by the employer or Group Contract Holder, a Participant (employee or spouse) can generally elect to receive up to either 50% or 75% of the Face Amount or Net Amount at Risk, up to a maximum of $250,000 and up to either 50% or 75% of the Participant’s Certificate Fund, when that Participant has been diagnosed with a life expectancy of 12 months or less (6 or 24 months in some states) due to a terminal illness. This is referred to as Terminal Illness Proceeds, and it reduces the amount of any Death Benefit that subsequently becomes due and payable.
Item 18. Portfolio Companies (N-6) [Text Block]
APPENDIX: Funds Available Under the Certificate
The following is a list of Funds available under the Certificate. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcont.asp?cid=prucogwvpx&fid=NRVA01071. You can also request this information at no cost by calling 800-562-9874. Fund prospectuses and other information are also available from a financial intermediary (such as an insurance sales agent or broker-dealer) through which the Certificate may be purchased or sold.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Certificate may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

The investment managers and subadvisers for the Funds charge a daily investment management fee as compensation for their services. Allocations made to all AST and PSF Funds benefit us financially because fees are paid to us or our affiliates by the AST and PSF Funds. More detailed information, including a full description of these fees, is available in the attached Fund prospectuses.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2024
			1 year	5 year	10 year
High Yield Bond	DWS High Income VIP (Class A) - DWS Investment Management Americas, Inc.	0.71%^	7.14%	3.73%	4.62%
Global/International	^^Janus Henderson Overseas Portfolio (Institutional Shares) - Janus Henderson Investors US LLC	0.88%	5.84%	7.21%	5.55%
Large-Cap Growth	^^^Janus Henderson Research Portfolio (Institutional Shares) -Janus Henderson Investors US LLC	0.67%	35.31%	16.79%	14.53%
Small-Cap Blend	Lazard Retirement US Small Cap Equity Select Portfolio (Service Shares) - Lazard Asset Management LLC	1.10%^	11.12%	5.74%	6.73%
Large-Cap Blend	MFS® Research Series (Initial Class) - Massachusetts Financial Services Company	0.76%^	18.87%	11.88%	11.66%
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.71%^	15.15%	8.90%	9.47%
Balanced	PSF PGIM Flexible Managed Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC	0.63%	15.52%	8.37%	8.02%
Money Market	PSF PGIM Government Money Market Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income	0.33%	5.02%	2.30%	1.56%
Large-Cap Growth	PSF PGIM Jennison Blend Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.45%^	26.32%	14.25%	12.30%
Large-Cap Growth	PSF PGIM Jennison Growth Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.60%^	30.88%	17.83%	16.33%
Large-Cap Value	PSF PGIM Jennison Value Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.42%	20.97%	11.18%	8.73%
Fixed Income	PSF PGIM Total Return Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.43%	3.00%	0.26%	2.37%
Large-Cap Blend	PSF Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.29%	24.65%	14.19%	12.80%
Large-Cap Growth	T. Rowe Price All-Cap Opportunities Portfolio - T. Rowe Price Associates, Inc.	0.80%^	25.16%	17.18%	16.13%
Large-Cap Value	T. Rowe Price Equity Income Portfolio - T. Rowe Price Associates, Inc.	0.73%	11.70%	8.48%	8.27%
Global/International	^^^^Templeton Foreign VIP Fund (Class 2) - Templeton Investment Counsel, LLC	1.06%^	(1.00)%	2.60%	2.38%
^ The Fund’s annual current expense reflects temporary fee reductions.
^^ Effective May 1, 2018, you may no longer make additional allocations into the Janus Henderson Overseas Portfolio.
^^^ Effective May 1, 2014, you may no longer make additional allocations into the Janus Henderson Research Portfolio.
^^^^ Effective June 10, 2022, you may no longer make additional allocations into the Templeton Foreign VIP Fund.

Prospectuses Available [Text Block]
The following is a list of Funds available under the Certificate. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcont.asp?cid=prucogwvpx&fid=NRVA01071. You can also request this information at no cost by calling 800-562-9874. Fund prospectuses and other information are also available from a financial intermediary (such as an insurance sales agent or broker-dealer) through which the Certificate may be purchased or sold.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Certificate may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

The investment managers and subadvisers for the Funds charge a daily investment management fee as compensation for their services. Allocations made to all AST and PSF Funds benefit us financially because fees are paid to us or our affiliates by the AST and PSF Funds. More detailed information, including a full description of these fees, is available in the attached Fund prospectuses.

Portfolio Companies [Table Text Block]

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2024
			1 year	5 year	10 year
High Yield Bond	DWS High Income VIP (Class A) - DWS Investment Management Americas, Inc.	0.71%^	7.14%	3.73%	4.62%
Global/International	^^Janus Henderson Overseas Portfolio (Institutional Shares) - Janus Henderson Investors US LLC	0.88%	5.84%	7.21%	5.55%
Large-Cap Growth	^^^Janus Henderson Research Portfolio (Institutional Shares) -Janus Henderson Investors US LLC	0.67%	35.31%	16.79%	14.53%
Small-Cap Blend	Lazard Retirement US Small Cap Equity Select Portfolio (Service Shares) - Lazard Asset Management LLC	1.10%^	11.12%	5.74%	6.73%
Large-Cap Blend	MFS® Research Series (Initial Class) - Massachusetts Financial Services Company	0.76%^	18.87%	11.88%	11.66%
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.71%^	15.15%	8.90%	9.47%
Balanced	PSF PGIM Flexible Managed Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC	0.63%	15.52%	8.37%	8.02%
Money Market	PSF PGIM Government Money Market Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income	0.33%	5.02%	2.30%	1.56%
Large-Cap Growth	PSF PGIM Jennison Blend Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.45%^	26.32%	14.25%	12.30%
Large-Cap Growth	PSF PGIM Jennison Growth Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.60%^	30.88%	17.83%	16.33%
Large-Cap Value	PSF PGIM Jennison Value Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.42%	20.97%	11.18%	8.73%
Fixed Income	PSF PGIM Total Return Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.43%	3.00%	0.26%	2.37%
Large-Cap Blend	PSF Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.29%	24.65%	14.19%	12.80%
Large-Cap Growth	T. Rowe Price All-Cap Opportunities Portfolio - T. Rowe Price Associates, Inc.	0.80%^	25.16%	17.18%	16.13%
Large-Cap Value	T. Rowe Price Equity Income Portfolio - T. Rowe Price Associates, Inc.	0.73%	11.70%	8.48%	8.27%
Global/International	^^^^Templeton Foreign VIP Fund (Class 2) - Templeton Investment Counsel, LLC	1.06%^	(1.00)%	2.60%	2.38%
^ The Fund’s annual current expense reflects temporary fee reductions.
^^ Effective May 1, 2018, you may no longer make additional allocations into the Janus Henderson Overseas Portfolio.
^^^ Effective May 1, 2014, you may no longer make additional allocations into the Janus Henderson Research Portfolio.
^^^^ Effective June 10, 2022, you may no longer make additional allocations into the Templeton Foreign VIP Fund.

Executive Group Plans [Member] | Definition Of Life Insurance Risk [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Definition of Life Insurance
We use the "Guideline Premium Test" for purposes of ensuring that your coverage meets the Internal Revenue Code's definition of life insurance. The Certificate Fund may have grown to the point where we would need to increase the Death Benefit to continue to meet this test.
Under this method we would increase the Death Benefit (before we deduct any Certificate Debt and outstanding charges) to make it equal to a specified "corridor percentage" of the Certificate Fund based on your Attained Age. See the DEATH BENEFITS - Adjustment in the Death Benefit section of the prospectus for the “corridor percentage.”

Executive Group Plans [Member] | C000017251 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	DWS High Income VIP (Class A)
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	7.14%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	4.62%
Executive Group Plans [Member] | C000028474 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lazard Retirement US Small Cap Equity Select Portfolio (Service Shares)
Portfolio Company Objective [Text Block]	Small-Cap Blend
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	11.12%
Average Annual Total Returns, 5 Years [Percent]	5.74%
Average Annual Total Returns, 10 Years [Percent]	6.73%
Executive Group Plans [Member] | C000007306 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Research Series (Initial Class)
Portfolio Company Objective [Text Block]	Large-Cap Blend
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	18.87%
Average Annual Total Returns, 5 Years [Percent]	11.88%
Average Annual Total Returns, 10 Years [Percent]	11.66%
Executive Group Plans [Member] | C000005695 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF Global Portfolio (Class I)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	15.15%
Average Annual Total Returns, 5 Years [Percent]	8.90%
Average Annual Total Returns, 10 Years [Percent]	9.47%
Executive Group Plans [Member] | C000005723 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Flexible Managed Portfolio (Class I)
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	15.52%
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	8.02%
Executive Group Plans [Member] | C000005693 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Government Money Market Portfolio (Class I)
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	5.02%
Average Annual Total Returns, 5 Years [Percent]	2.30%
Average Annual Total Returns, 10 Years [Percent]	1.56%
Executive Group Plans [Member] | C000005715 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Jennison Blend Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	26.32%
Average Annual Total Returns, 5 Years [Percent]	14.25%
Average Annual Total Returns, 10 Years [Percent]	12.30%
Executive Group Plans [Member] | C000005698 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Jennison Growth Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	30.88%
Average Annual Total Returns, 5 Years [Percent]	17.83%
Average Annual Total Returns, 10 Years [Percent]	16.33%
Executive Group Plans [Member] | C000005728 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Jennison Value Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Value
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	20.97%
Average Annual Total Returns, 5 Years [Percent]	11.18%
Average Annual Total Returns, 10 Years [Percent]	8.73%
Executive Group Plans [Member] | C000005704 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Total Return Bond Portfolio (Class I)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	3.00%
Average Annual Total Returns, 5 Years [Percent]	0.26%
Average Annual Total Returns, 10 Years [Percent]	2.37%
Executive Group Plans [Member] | C000005727 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF Stock Index Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Blend
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	24.65%
Average Annual Total Returns, 5 Years [Percent]	14.19%
Average Annual Total Returns, 10 Years [Percent]	12.80%
Executive Group Plans [Member] | C000005441 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price All-Cap Opportunities Portfolio
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	25.16%
Average Annual Total Returns, 5 Years [Percent]	17.18%
Average Annual Total Returns, 10 Years [Percent]	16.13%
Executive Group Plans [Member] | C000005439 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Portfolio
Portfolio Company Objective [Text Block]	Large-Cap Value
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	11.70%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	8.27%
Executive Group Plans [Member] | C000020114 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	^^^^Templeton Foreign VIP Fund (Class 2)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(1.00%)
Average Annual Total Returns, 5 Years [Percent]	2.60%
Average Annual Total Returns, 10 Years [Percent]	2.38%
Executive Group Plans [Member] | C000028745 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	^^Janus Henderson Overseas Portfolio (Institutional Shares)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	5.84%
Average Annual Total Returns, 5 Years [Percent]	7.21%
Average Annual Total Returns, 10 Years [Percent]	5.55%
Executive Group Plans [Member] | C000028719 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	^^^Janus Henderson Research Portfolio (Institutional Shares)
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	35.31%
Average Annual Total Returns, 5 Years [Percent]	16.79%
Average Annual Total Returns, 10 Years [Percent]	14.53%
Executive Group Plans [Member] | Previously Offered [Member]
Item 2. Key Information [Line Items]
Insurance Cost, Representative Investor [Text Block]	0.28
Insurance Cost, Maximum [Dollars]	$ 0.10
Insurance Cost, Minimum [Dollars]	$ 50.48
Offered Starting [Date]	Jan. 01, 2009
Offered Ending [Date]	Jan. 01, 2020
Executive Group Plans [Member] | Previously Offered, Two [Member]
Item 2. Key Information [Line Items]
Insurance Cost, Representative Investor [Text Block]	0.51
Insurance Cost, Maximum [Dollars]	$ 0.18
Insurance Cost, Minimum [Dollars]	$ 83.34
Offered Ending [Date]	Dec. 31, 2008
Executive Group Plans [Member] | Charge for Processing Premiums [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Charge for Processing Premiums
Other Transaction Fee, When Deducted [Text Block]	Deducted from each premium when the premium is paid.
Other Transaction Fee, Maximum [Dollars]	$ 2.00
Other Transaction Fee, Current [Dollars]	$ 0.00
Executive Group Plans [Member] | Charge For Additional Statements [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Charge for Additional Statements
Other Transaction Fee, When Deducted [Text Block]	This charge is assessed each time you request an additional statement.
Other Transaction Fee, Maximum [Dollars]	$ 20
Other Transaction Fee, Current [Dollars]	$ 0
Executive Group Plans [Member] | Loan Transaction Charge [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Loan Transaction Charge
Other Transaction Fee, When Deducted [Text Block]	This charge is assessed when a loan is processed.
Other Transaction Fee, Maximum [Dollars]	$ 20
Other Transaction Fee, Current [Dollars]	$ 0
Executive Group Plans [Member] | Net Interest On Loans [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Net Interest on Loans[7]
Optional Benefit Charge, When Deducted [Text Block]	Annually
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
Optional Benefit Expense, Footnotes [Text Block]	The net interest on loans reflects the additional interest you pay above the effective annual interest we credit to your loan. The loan interest crediting rate will generally be equal to the Fixed Account crediting rate.
Executive Group Plans [Member] | Accelerated Benefit Option [Member]
Item 2. Key Information [Line Items]
Operation of Benefit [Text Block]
Accelerated Benefit Option
Depending on the plan design chosen by the employer or Group Contract Holder, a Participant (employee or spouse) can generally elect to receive up to either 50% or 75% of the Face Amount or Net Amount at Risk, up to a maximum of $250,000 and up to either 50% or 75% of the Participant’s Certificate Fund, when that Participant has been diagnosed with a life expectancy of 12 months or less (6 or 24 months in some states) due to a terminal illness. This is referred to as Terminal Illness Proceeds, and it reduces the amount of any Death Benefit that subsequently becomes due and payable.
Executive Group Plans [Member] | Spouse Dependents Term Life Insurance [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Spouse Dependents Term Life Insurance
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	0.40
Optional Benefit Expense, Maximum [Dollars]	$ 0.06
Optional Benefit Expense, Minimum [Dollars]	$ 2.19
Optional Benefit Expense, Footnotes [Text Block]	The representative current charge for additional insurance benefits are sample rates currently charged. The representative current charge for spouse term insurance is a sample rate currently charged for a 34-year old insured, who is the spouse of an active employee.
Offered Starting [Date]	Jan. 01, 2020
Executive Group Plans [Member] | Spouse Dependents Term Life Insurance [Member] | Previously Offered [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Representative [Text Block]	0.40
Optional Benefit Expense, Maximum [Dollars]	$ 0.06
Optional Benefit Expense, Minimum [Dollars]	$ 2.19
Offered Starting [Date]	Jan. 01, 2009
Offered Ending [Date]	Jan. 01, 2020
Executive Group Plans [Member] | Spouse Dependents Term Life Insurance [Member] | Previously Offered, Two [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Representative [Text Block]	0.40
Optional Benefit Expense, Maximum [Dollars]	$ 0.06
Optional Benefit Expense, Minimum [Dollars]	$ 2.19
Offered Ending [Date]	Dec. 31, 2008
Executive Group Plans [Member] | Child Dependents Term Life Insurance [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Child Dependents Term Life Insurance
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	0.09
Optional Benefit Expense, Maximum [Dollars]	$ 0.09
Optional Benefit Expense, Minimum [Dollars]	$ 0.09
Optional Benefit Expense, Footnotes [Text Block]	These are the maximum and minimum rates currently charged. The contract does not specify a guaranteed maximum or minimum rate for additional insurance benefits.
Executive GVUL [Member]
Item 2. Key Information [Line Items]
Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Certificate. In several instances we use the terms “maximum” and “current" charge. The “maximum” charge in each instance is the highest charge that we are entitled to make under the Group Contract. The “current” charge is the amount that we are now charging. If circumstances change, we reserve the right to increase each current charge up to the maximum, without giving any advance notice.
The first table describes the fees and expenses that you will pay at the time that you buy the Certificate, pay premiums, make transfers between investment options, or surrender or make withdrawals from the Certificate.

TRANSACTION FEES
Charge	When Charge Is Deducted	Amount Deducted
Charge for Sales Expenses (Load)	Deducted from each premium when the premium is paid.	Maximum - 3.5% Current - 0.0%
Charge for Taxes Attributable to Premiums[1]	Deducted from each premium when the premium is paid.	Maximum - 6% Current - 2.71%
Withdrawal Charge	This charge is assessed on a Withdrawal (Partial Surrender) from the Certificate Fund.	Maximum - $20 Current - $0.00
Transfer Charge	This charge is assessed when transfers between investment options exceed 12 in a Certificate year.	Maximum - $10 per transfer after the twelfth Current - $0.00
Charge for Additional Statements	This charge is assessed each time you request an additional statement.	Maximum - $20 per statement Current - $0.00
1.For these purposes, “taxes attributable to premiums” includes any federal, state or local income, premium, excise, business, or any other type of tax (or component thereof) measured by or based upon the amount of premium received by Prudential. In some states, this is called a premium based administrative charge. Currently the amount deducted is 2.71% of each premium payment. However, this amount is subject to change, based on state, local and federal tax rates.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Certificate, not including the Funds’ fees and expenses.

PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES
Charge	When Charge Is Deducted	Amount Deducted
Base Contract Charges:
Account Charge for Variable Investment Options (for Mortality and Expense Risk)	Daily	Maximum - 0.90%[1] of the amount of assets in the Variable Investment Options Current - 0.45%[1] of the amount of assets in the Variable Investment Options
Charge for Administrative Expenses	Monthly	Maximum - $6.00 Current - $0.00
*Cost of Insurance[2] Minimum and Maximum Guaranteed Charge	Monthly	Minimum - $0.13 Maximum - $83.34 Representative guaranteed charge - $1.16[4]
Net Interest on Loans[5]	Annually	2%
*Additional Insurance Benefits Charges[3]:
Spouse Dependents Term Life Insurance	Monthly	Minimum - $0.29[6] Maximum - $0.29[6] Representative current charge - $0.29[8]
Child Dependents Term Life Insurance	Monthly	Minimum - $0.09[6] Maximum - $0.09[6] Representative current charge - $0.09[7]
AD&D On Employee's Life	Monthly	Minimum - $0.02[6] Maximum - $0.02[6] Representative current charge - $0.02[7]
AD&D On The Spouse's Life	Monthly	Minimum - $0.03[6] Maximum - $0.05[6] Representative current charge - $0.03[7]
AD&D Family Rate	Monthly	Minimum - $0.04[6] Maximum - $0.05[6] Representative current charge - $0.04[7]
*The charges shown for Cost of Insurance and Additional Insurance Benefits Charges are expressed as rates per $1,000 of Net Amount at Risk.
1.The daily charge is based on the effective annual rate shown.
2.The maximum Cost of Insurance (“COI”) charge varies based on individual characteristics. The amounts reflect the maximum that the insurer can charge; the rates that a particular Participant will pay may be lower. You may obtain more information about the particular COI charges that apply to you by contacting our Customer Service Center toll free at (800) 562-9874.
3.These benefits may not be available to some groups.
4.The representative guaranteed charge for cost of insurance is a sample guaranteed maximum rate charged for a 53-year old insured. The representative guaranteed charge of the cost of insurance may vary by Executive GVUL contract based on age, most common rating class of actual certificates, and demographics of the group.
5.The net interest on loans reflects the additional interest you pay above the effective annual interest we credit to your loan. The loan interest crediting rate will generally be equal to the Fixed Account crediting rate.
6.These are the maximum and minimum rates currently charged on one of our existing Executive GVUL contracts. The contract does not specify a guaranteed maximum or minimum rate for additional insurance benefits.
7.The representative current charge for additional insurance benefits are sample rates currently charged on one of our existing Executive GVUL contracts.
8.The representative current charge for spouse term insurance is a sample rate currently charged on one of our existing Executive GVUL contracts for a 52-year old insured, who is the spouse of an active employee.
The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Certificate. The table shows the minimum and maximum fees and expenses charged by the Portfolio Companies for the Funds available under your plan. More detail concerning each Fund’s fees and Expenses, as well as objective and investment strategy, is contained in the Prospectus for each Fund.

Annual Fund Expenses	Minimum	Maximum
(Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.)	0.29%	1.41%

Transaction Expenses [Table Text Block]

TRANSACTION FEES
Charge	When Charge Is Deducted	Amount Deducted
Charge for Sales Expenses (Load)	Deducted from each premium when the premium is paid.	Maximum - 3.5% Current - 0.0%
Charge for Taxes Attributable to Premiums[1]	Deducted from each premium when the premium is paid.	Maximum - 6% Current - 2.71%
Withdrawal Charge	This charge is assessed on a Withdrawal (Partial Surrender) from the Certificate Fund.	Maximum - $20 Current - $0.00
Transfer Charge	This charge is assessed when transfers between investment options exceed 12 in a Certificate year.	Maximum - $10 per transfer after the twelfth Current - $0.00
Charge for Additional Statements	This charge is assessed each time you request an additional statement.	Maximum - $20 per statement Current - $0.00
1.For these purposes, “taxes attributable to premiums” includes any federal, state or local income, premium, excise, business, or any other type of tax (or component thereof) measured by or based upon the amount of premium received by Prudential. In some states, this is called a premium based administrative charge. Currently the amount deducted is 2.71% of each premium payment. However, this amount is subject to change, based on state, local and federal tax rates.

Sales Load, Description [Text Block]	Charge for Sales Expenses (Load)
Sales Load, When Deducted [Text Block]	Deducted from each premium when the premium is paid.
Sales Load (of Premium Payments), Maximum [Percent]	3.50%
Sales Load (of Premium Payments), Current [Percent]	0.00%
Premium Taxes, Description [Text Block]	Charge for Taxes Attributable to Premiums[1]
Premium Taxes, When Deducted [Text Block]	Deducted from each premium when the premium is paid.
Premium Taxes (of Premium Payments), Maximum [Percent]	6.00%
Premium Taxes (of Premium Payments), Current [Percent]	2.71%
Premium Taxes, Footnotes [Text Block]	For these purposes, “taxes attributable to premiums” includes any federal, state or local income, premium, excise, business, or any other type of tax (or component thereof) measured by or based upon the amount of premium received by Prudential. In some states, this is called a premium based administrative charge. Currently the amount deducted is 2.71% of each premium payment. However, this amount is subject to change, based on state, local and federal tax rates.
Other Surrender Fees, Description [Text Block]	Withdrawal Charge
Other Surrender Fees, When Deducted [Text Block]	This charge is assessed on a Withdrawal (Partial Surrender) from the Certificate Fund.
Other Surrender Fees, Maximum [Dollars]	$ 20
Other Surrender Fees, Current [Dollars]	$ 0.00
Transfer Fees, Description [Text Block]	Transfer Charge
Transfer Fees, When Deducted [Text Block]	This charge is assessed when transfers between investment options exceed 12 in a Certificate year.
Transfer Fee, Maximum [Dollars]	$ 10
Transfer Fee, Current [Dollars]	$ 0.00
Periodic Charges [Table Text Block]

PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES
Charge	When Charge Is Deducted	Amount Deducted
Base Contract Charges:
Account Charge for Variable Investment Options (for Mortality and Expense Risk)	Daily	Maximum - 0.90%[1] of the amount of assets in the Variable Investment Options Current - 0.45%[1] of the amount of assets in the Variable Investment Options
Charge for Administrative Expenses	Monthly	Maximum - $6.00 Current - $0.00
*Cost of Insurance[2] Minimum and Maximum Guaranteed Charge	Monthly	Minimum - $0.13 Maximum - $83.34 Representative guaranteed charge - $1.16[4]
Net Interest on Loans[5]	Annually	2%
*Additional Insurance Benefits Charges[3]:
Spouse Dependents Term Life Insurance	Monthly	Minimum - $0.29[6] Maximum - $0.29[6] Representative current charge - $0.29[8]
Child Dependents Term Life Insurance	Monthly	Minimum - $0.09[6] Maximum - $0.09[6] Representative current charge - $0.09[7]
AD&D On Employee's Life	Monthly	Minimum - $0.02[6] Maximum - $0.02[6] Representative current charge - $0.02[7]
AD&D On The Spouse's Life	Monthly	Minimum - $0.03[6] Maximum - $0.05[6] Representative current charge - $0.03[7]
AD&D Family Rate	Monthly	Minimum - $0.04[6] Maximum - $0.05[6] Representative current charge - $0.04[7]
*The charges shown for Cost of Insurance and Additional Insurance Benefits Charges are expressed as rates per $1,000 of Net Amount at Risk.
1.The daily charge is based on the effective annual rate shown.
2.The maximum Cost of Insurance (“COI”) charge varies based on individual characteristics. The amounts reflect the maximum that the insurer can charge; the rates that a particular Participant will pay may be lower. You may obtain more information about the particular COI charges that apply to you by contacting our Customer Service Center toll free at (800) 562-9874.
3.These benefits may not be available to some groups.
4.The representative guaranteed charge for cost of insurance is a sample guaranteed maximum rate charged for a 53-year old insured. The representative guaranteed charge of the cost of insurance may vary by Executive GVUL contract based on age, most common rating class of actual certificates, and demographics of the group.
5.The net interest on loans reflects the additional interest you pay above the effective annual interest we credit to your loan. The loan interest crediting rate will generally be equal to the Fixed Account crediting rate.
6.These are the maximum and minimum rates currently charged on one of our existing Executive GVUL contracts. The contract does not specify a guaranteed maximum or minimum rate for additional insurance benefits.
7.The representative current charge for additional insurance benefits are sample rates currently charged on one of our existing Executive GVUL contracts.
8.The representative current charge for spouse term insurance is a sample rate currently charged on one of our existing Executive GVUL contracts for a 52-year old insured, who is the spouse of an active employee.

Insurance Cost, Description [Text Block]	*Cost of Insurance[2] Minimum and Maximum Guaranteed Charge
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	1.16
Insurance Cost, Maximum [Dollars]	$ 83.34
Insurance Cost, Minimum [Dollars]	$ 0.13
Insurance Cost, Footnotes [Text Block]	The maximum Cost of Insurance (“COI”) charge varies based on individual characteristics. The amounts reflect the maximum that the insurer can charge; the rates that a particular Participant will pay may be lower. You may obtain more information about the particular COI charges that apply to you by contacting our Customer Service Center toll free at (800) 562-9874.The representative guaranteed charge for cost of insurance is a sample guaranteed maximum rate charged for a 53-year old insured. The representative guaranteed charge of the cost of insurance may vary by Executive GVUL contract based on age, most common rating class of actual certificates, and demographics of the group.
Mortality and Expense Risk Fees, Description [Text Block]	Account Charge for Variable Investment Options (for Mortality and Expense Risk)
Mortality and Expense Risk Fees, When Deducted [Text Block]	Daily
Mortality And Expense Risk Fees (of Other Amount), Maximum [Percent]	0.90%
Mortality And Expense Risk Fees (of Other Amount), Current [Percent]	0.45%
Mortality And Expense Risk Fees, Footnotes [Text Block]	The daily charge is based on the effective annual rate shown.
Administrative Expenses, Description [Text Block]	Charge for Administrative Expenses
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 6.00
Administrative Expense, Current [Dollars]	$ 0.00
Optional Benefit Expense, Footnotes [Text Block]	These benefits may not be available to some groups.These are the maximum and minimum rates currently charged on one of our existing Executive GVUL contracts. The contract does not specify a guaranteed maximum or minimum rate for additional insurance benefits.
7.The representative current charge for additional insurance benefits are sample rates currently charged on one of our existing Executive GVUL contracts.
8.The representative current charge for spouse term insurance is a sample rate currently charged on one of our existing Executive GVUL contracts for a 52-year old insured, who is the spouse of an active employee.

Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Expenses	Minimum	Maximum
(Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.)	0.29%	1.41%

Portfolio Company Expenses [Text Block]	(Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.)
Portfolio Company Expenses Minimum [Percent]	0.29%
Portfolio Company Expenses Maximum [Percent]	1.41%
Item 5. Principal Risks [Table Text Block]
SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
The prospectus contains a summary of the risks and benefits that are associated with purchasing and owning Group Variable Universal Life insurance. You must read the prospectus and this supplement together to fully understand how Group Variable Universal Life Insurance works.
Additional Risks Associated With the Variable Investment Options
This Contract offers Variable Investment Options through the Advanced Series Trust (“AST”). These Variable Investment Options have the prefix AST. The AST Variable Investment Options are also available in variable annuity contracts we offer. Some of these variable annuity contracts offer optional living benefits that utilize a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with those optional benefits. The formula monitors each annuity contract owner’s account value daily and, if necessary, will systematically transfer amounts among investment options. The formula transfers funds between the Variable Investment Options for those variable annuity contracts and an AST bond portfolio investment option (those AST bond portfolios are not available in connection with the life Contracts offered through this prospectus). You should be aware that the operation of the formula in those variable annuity contracts may result in large-scale asset flows into and out of the Funds that are available with your Contract. These asset flows could adversely impact the Funds, including their risk profile, expenses and performance. Because transfers between the Variable Investment Options and the AST bond sub-account can be frequent and the amount transferred can vary from day to day, any of the Funds could experience the following effects, among others:
(a)    a Fund’s investment performance could be adversely affected by requiring a subadvisor to purchase and sell securities at inopportune times or by otherwise limiting the subadvisor’s ability to fully implement the Fund’s investment strategy;
(b)    the subadvisor may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held; and
(c)    a Fund may experience higher turnover and greater negative asset flows than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the Fund compared to other similar funds.
The efficient operation of the asset flows among Funds triggered by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one fund to another fund, which in turn could adversely impact performance.
Before you allocate to the Variable Investment Options with the AST Portfolios listed below, you should consider the potential effects on the Funds that are the result of the operation of the formula in the variable annuity contracts that are unrelated to your Contract. Please work with your financial professional to determine which Variable Investment Options are appropriate for your needs.
Definition Of Life Insurance
We use the "Guideline Premium Test" for purposes of ensuring that your coverage meets the Internal Revenue Code's definition of life insurance. The Certificate Fund may have grown to the point where we would need to increase the Death Benefit to continue to meet this test.
Under this method we would increase the Death Benefit (before we deduct any Certificate Debt and outstanding charges) to make it equal to a specified "corridor percentage" of the Certificate Fund based on your Attained Age. See the DEATH BENEFITS - Adjustment in the Death Benefit section of the prospectus for the “corridor percentage.”

Item 10. Standard Death Benefits (N-6) [Table Text Block]
DEATH BENEFITS
Types Of Death Benefit
You have a Certificate with a Death Benefit Option B; your Death Benefit will vary with investment experience. The Death Benefit may be increased to ensure that the Certificate will satisfy the Internal Revenue Code's definition of life insurance.
Changes In Face Amount
Increases in Face Amount
For Face Amounts based on annual salary or earnings, we may increase Face Amounts based on salary or earnings information reported to us. At any time, you may choose to increase your Face Amount of insurance, but you must provide evidence of good health.
Decrease in Face Amount
Generally, Face Amounts will not decrease unless you request a decrease.
See the DEATH BENEFITS - Changes in Face Amount of Insurance and TAXES sections of the prospectus.

Standard Death Benefit [Text Block]
Types Of Death Benefit
You have a Certificate with a Death Benefit Option B; your Death Benefit will vary with investment experience. The Death Benefit may be increased to ensure that the Certificate will satisfy the Internal Revenue Code's definition of life insurance.
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]
Changes In Face Amount
Increases in Face Amount
For Face Amounts based on annual salary or earnings, we may increase Face Amounts based on salary or earnings information reported to us. At any time, you may choose to increase your Face Amount of insurance, but you must provide evidence of good health.
Decrease in Face Amount
Generally, Face Amounts will not decrease unless you request a decrease.
See the DEATH BENEFITS - Changes in Face Amount of Insurance and TAXES sections of the prospectus.

Item 11. Other Benefits Available (N-6) [Text Block]
ADDITIONAL INSURANCE BENEFITS AVAILABLE UNDER THE CERTIFICATE
Accelerated Benefit Option
A Participant (employee or spouse) can generally elect to receive up to 90% of the Face Amount or Net Amount at Risk, up to a maximum of $500,000 and up to 90% of the Participant’s Certificate Fund, when that Participant has been diagnosed with a life expectancy of 12 months or less (6 or 24 months in some states) due to a terminal illness. This is referred to as Terminal Illness Proceeds and it reduces the amount of any Death Benefit that subsequently becomes due and payable.

Item 18. Portfolio Companies (N-6) [Text Block]
APPENDIX: Funds Available Under the Certificate
The following is a list of Funds available under the Certificate. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcont.asp?cid=prucogwvpx&fid=NRVA01071. You can also request this information at no cost by calling 800-562-9874. Fund prospectuses and other information are also available from a financial intermediary (such as an insurance sales agent or broker-dealer) through which the Certificate may be purchased or sold.
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Certificate may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
The investment managers and subadvisers for the Funds charge a daily investment management fee as compensation for their services. Allocations made to all AST and PSF Funds benefit us financially because fees are paid to us or our affiliates by the AST and PSF Funds. More detailed information, including a full description of these fees, is available in the attached Fund prospectuses.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2024
			1 year	5 year	10 year
Large-Cap Blend	^^AST Large-Cap Equity Portfolio (includes all assets from AST Cohen & Steers Realty Portfolio) - PGIM Investments LLC, AST Investment Services, Inc. / ClearBridge Investments, LLC; Dimensional Fund Advisors, LP; J.P. Morgan Investment Management Inc.; PGIM Quantitative Solutions LLC	0.83%	24.15%	12.51%	11.09%
Mid-Cap Value	DWS Small Mid Cap Value VIP (Class A) - DWS Investment Management Americas, Inc.	0.84%^	6.21%	5.88%	5.58%
Emerging Markets	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares) - Lazard Asset Management LLC	1.40%^	7.43%	3.03%	3.26%
Intermediate Core-Plus Bond	MFS® Total Return Bond Series (Initial Class) - Massachusetts Financial Services Company	0.53%^	2.55%	0.39%	1.89%
Balanced	PSF PGIM 50/50 Balanced Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC	0.58%	13.03%	7.06%	7.00%
Money Market	PSF PGIM Government Money Market Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income	0.33%	5.02%	2.30%	1.56%
Fixed Income	PSF PGIM High Yield Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.57%^	8.61%	4.50%	5.75%
Large-Cap Growth	PSF PGIM Jennison Blend Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.45%^	26.32%	14.25%	12.30%
Large-Cap Growth	PSF PGIM Jennison Growth Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.60%^	30.88%	17.83%	16.33%
Large-Cap Value	PSF PGIM Jennison Value Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.42%	20.97%	11.18%	8.73%
Fixed Income	PSF PGIM Total Return Bond Portfolio (Class I) (includes all assets from PSF PGIM Government Income Portfolio) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.43%	3.00%	0.26%	2.37%
Small-Cap Blend	PSF Small-Cap Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.38%	8.36%	8.02%	8.66%
Large-Cap Blend	PSF Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.29%	24.65%	14.19%	12.80%
Large-Cap Growth	T. Rowe Price All-Cap Opportunities Portfolio - T. Rowe Price Associates, Inc.	0.80%^	25.16%	17.18%	16.13%
Large-Cap Value	T. Rowe Price Equity Income Portfolio - T. Rowe Price Associates, Inc.	0.73%	11.70%	8.48%	8.27%
Global/International	T. Rowe Price International Stock Portfolio - T. Rowe Price Associates, Inc. / T. Rowe Price International Ltd	0.95%^	3.25%	3.22%	5.21%
Global/International	^^^Templeton Foreign VIP Fund (Class 2) - Templeton Investment Counsel, LLC	1.06%^	(1.00)%	2.60%	2.38%
^ The Fund’s annual current expense reflects temporary fee reductions.
^^ Effective January 27, 2025, you may no longer make additional allocations into the AST Large-Cap Equity Portfolio.
^^^ Effective June 10, 2022, you may no longer make additional allocations into the Templeton Foreign VIP Fund.

Prospectuses Available [Text Block]
The following is a list of Funds available under the Certificate. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcont.asp?cid=prucogwvpx&fid=NRVA01071. You can also request this information at no cost by calling 800-562-9874. Fund prospectuses and other information are also available from a financial intermediary (such as an insurance sales agent or broker-dealer) through which the Certificate may be purchased or sold.
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Certificate may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
The investment managers and subadvisers for the Funds charge a daily investment management fee as compensation for their services. Allocations made to all AST and PSF Funds benefit us financially because fees are paid to us or our affiliates by the AST and PSF Funds. More detailed information, including a full description of these fees, is available in the attached Fund prospectuses.

Portfolio Companies [Table Text Block]

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2024
			1 year	5 year	10 year
Large-Cap Blend	^^AST Large-Cap Equity Portfolio (includes all assets from AST Cohen & Steers Realty Portfolio) - PGIM Investments LLC, AST Investment Services, Inc. / ClearBridge Investments, LLC; Dimensional Fund Advisors, LP; J.P. Morgan Investment Management Inc.; PGIM Quantitative Solutions LLC	0.83%	24.15%	12.51%	11.09%
Mid-Cap Value	DWS Small Mid Cap Value VIP (Class A) - DWS Investment Management Americas, Inc.	0.84%^	6.21%	5.88%	5.58%
Emerging Markets	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares) - Lazard Asset Management LLC	1.40%^	7.43%	3.03%	3.26%
Intermediate Core-Plus Bond	MFS® Total Return Bond Series (Initial Class) - Massachusetts Financial Services Company	0.53%^	2.55%	0.39%	1.89%
Balanced	PSF PGIM 50/50 Balanced Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC	0.58%	13.03%	7.06%	7.00%
Money Market	PSF PGIM Government Money Market Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income	0.33%	5.02%	2.30%	1.56%
Fixed Income	PSF PGIM High Yield Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.57%^	8.61%	4.50%	5.75%
Large-Cap Growth	PSF PGIM Jennison Blend Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.45%^	26.32%	14.25%	12.30%
Large-Cap Growth	PSF PGIM Jennison Growth Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.60%^	30.88%	17.83%	16.33%
Large-Cap Value	PSF PGIM Jennison Value Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.42%	20.97%	11.18%	8.73%
Fixed Income	PSF PGIM Total Return Bond Portfolio (Class I) (includes all assets from PSF PGIM Government Income Portfolio) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.43%	3.00%	0.26%	2.37%
Small-Cap Blend	PSF Small-Cap Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.38%	8.36%	8.02%	8.66%
Large-Cap Blend	PSF Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.29%	24.65%	14.19%	12.80%
Large-Cap Growth	T. Rowe Price All-Cap Opportunities Portfolio - T. Rowe Price Associates, Inc.	0.80%^	25.16%	17.18%	16.13%
Large-Cap Value	T. Rowe Price Equity Income Portfolio - T. Rowe Price Associates, Inc.	0.73%	11.70%	8.48%	8.27%
Global/International	T. Rowe Price International Stock Portfolio - T. Rowe Price Associates, Inc. / T. Rowe Price International Ltd	0.95%^	3.25%	3.22%	5.21%
Global/International	^^^Templeton Foreign VIP Fund (Class 2) - Templeton Investment Counsel, LLC	1.06%^	(1.00)%	2.60%	2.38%
^ The Fund’s annual current expense reflects temporary fee reductions.
^^ Effective January 27, 2025, you may no longer make additional allocations into the AST Large-Cap Equity Portfolio.
^^^ Effective June 10, 2022, you may no longer make additional allocations into the Templeton Foreign VIP Fund.

Temporary Fee Reductions, Current Expenses [Text Block]	The Fund’s annual current expense reflects temporary fee reductions.
Executive GVUL [Member] | Additional Risks Associated With the Variable Investment Options [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Additional Risks Associated With the Variable Investment Options
This Contract offers Variable Investment Options through the Advanced Series Trust (“AST”). These Variable Investment Options have the prefix AST. The AST Variable Investment Options are also available in variable annuity contracts we offer. Some of these variable annuity contracts offer optional living benefits that utilize a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with those optional benefits. The formula monitors each annuity contract owner’s account value daily and, if necessary, will systematically transfer amounts among investment options. The formula transfers funds between the Variable Investment Options for those variable annuity contracts and an AST bond portfolio investment option (those AST bond portfolios are not available in connection with the life Contracts offered through this prospectus). You should be aware that the operation of the formula in those variable annuity contracts may result in large-scale asset flows into and out of the Funds that are available with your Contract. These asset flows could adversely impact the Funds, including their risk profile, expenses and performance. Because transfers between the Variable Investment Options and the AST bond sub-account can be frequent and the amount transferred can vary from day to day, any of the Funds could experience the following effects, among others:
(a)    a Fund’s investment performance could be adversely affected by requiring a subadvisor to purchase and sell securities at inopportune times or by otherwise limiting the subadvisor’s ability to fully implement the Fund’s investment strategy;
(b)    the subadvisor may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held; and
(c)    a Fund may experience higher turnover and greater negative asset flows than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the Fund compared to other similar funds.
The efficient operation of the asset flows among Funds triggered by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one fund to another fund, which in turn could adversely impact performance.
Before you allocate to the Variable Investment Options with the AST Portfolios listed below, you should consider the potential effects on the Funds that are the result of the operation of the formula in the variable annuity contracts that are unrelated to your Contract. Please work with your financial professional to determine which Variable Investment Options are appropriate for your needs.

Executive GVUL [Member] | Definition Of Life Insurance Risk [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Definition Of Life Insurance
We use the "Guideline Premium Test" for purposes of ensuring that your coverage meets the Internal Revenue Code's definition of life insurance. The Certificate Fund may have grown to the point where we would need to increase the Death Benefit to continue to meet this test.
Under this method we would increase the Death Benefit (before we deduct any Certificate Debt and outstanding charges) to make it equal to a specified "corridor percentage" of the Certificate Fund based on your Attained Age. See the DEATH BENEFITS - Adjustment in the Death Benefit section of the prospectus for the “corridor percentage.”

Executive GVUL [Member] | C000017231 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	DWS Small Mid Cap Value VIP (Class A)
Portfolio Company Objective [Text Block]	Mid-Cap Value
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	6.21%
Average Annual Total Returns, 5 Years [Percent]	5.88%
Average Annual Total Returns, 10 Years [Percent]	5.58%
Executive GVUL [Member] | C000028468 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares)
Portfolio Company Objective [Text Block]	Emerging Markets
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	7.43%
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	3.26%
Executive GVUL [Member] | C000007302 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Total Return Bond Series (Initial Class)
Portfolio Company Objective [Text Block]	Intermediate Core-Plus Bond
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	2.55%
Average Annual Total Returns, 5 Years [Percent]	0.39%
Average Annual Total Returns, 10 Years [Percent]	1.89%
Executive GVUL [Member] | C000005724 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM 50/50 Balanced Portfolio (Class I)
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	13.03%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	7.00%
Executive GVUL [Member] | C000005693 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Government Money Market Portfolio (Class I)
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	5.02%
Average Annual Total Returns, 5 Years [Percent]	2.30%
Average Annual Total Returns, 10 Years [Percent]	1.56%
Executive GVUL [Member] | C000005726 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM High Yield Bond Portfolio (Class I)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	8.61%
Average Annual Total Returns, 5 Years [Percent]	4.50%
Average Annual Total Returns, 10 Years [Percent]	5.75%
Executive GVUL [Member] | C000005715 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Jennison Blend Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	26.32%
Average Annual Total Returns, 5 Years [Percent]	14.25%
Average Annual Total Returns, 10 Years [Percent]	12.30%
Executive GVUL [Member] | C000005698 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Jennison Growth Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	30.88%
Average Annual Total Returns, 5 Years [Percent]	17.83%
Average Annual Total Returns, 10 Years [Percent]	16.33%
Executive GVUL [Member] | C000005728 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Jennison Value Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Value
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	20.97%
Average Annual Total Returns, 5 Years [Percent]	11.18%
Average Annual Total Returns, 10 Years [Percent]	8.73%
Executive GVUL [Member] | C000005704 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Total Return Bond Portfolio (Class I) (includes all assets from PSF PGIM Government Income Portfolio)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	3.00%
Average Annual Total Returns, 5 Years [Percent]	0.26%
Average Annual Total Returns, 10 Years [Percent]	2.37%
Executive GVUL [Member] | C000005725 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF Small-Cap Stock Index Portfolio (Class I)
Portfolio Company Objective [Text Block]	Small-Cap Blend
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	8.36%
Average Annual Total Returns, 5 Years [Percent]	8.02%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Executive GVUL [Member] | C000005727 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF Stock Index Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Blend
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	24.65%
Average Annual Total Returns, 5 Years [Percent]	14.19%
Average Annual Total Returns, 10 Years [Percent]	12.80%
Executive GVUL [Member] | C000005441 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price All-Cap Opportunities Portfolio
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	25.16%
Average Annual Total Returns, 5 Years [Percent]	17.18%
Average Annual Total Returns, 10 Years [Percent]	16.13%
Executive GVUL [Member] | C000005439 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Portfolio
Portfolio Company Objective [Text Block]	Large-Cap Value
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	11.70%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	8.27%
Executive GVUL [Member] | C000005468 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price International Stock Portfolio
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price International Ltd
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	3.25%
Average Annual Total Returns, 5 Years [Percent]	3.22%
Average Annual Total Returns, 10 Years [Percent]	5.21%
Executive GVUL [Member] | C000125624 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	^^AST Large-Cap Equity Portfolio (includes all assets from AST Cohen & Steers Realty Portfolio)
Portfolio Company Objective [Text Block]	Large-Cap Blend
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC; Dimensional Fund Advisors, LP; J.P. Morgan Investment Management Inc.; PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	24.15%
Average Annual Total Returns, 5 Years [Percent]	12.51%
Average Annual Total Returns, 10 Years [Percent]	11.09%
Executive GVUL [Member] | C000020114 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	^^^Templeton Foreign VIP Fund (Class 2)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(1.00%)
Average Annual Total Returns, 5 Years [Percent]	2.60%
Average Annual Total Returns, 10 Years [Percent]	2.38%
Executive GVUL [Member] | Charge For Additional Statements [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Charge for Additional Statements
Other Transaction Fee, When Deducted [Text Block]	This charge is assessed each time you request an additional statement.
Other Transaction Fee, Maximum [Dollars]	$ 20
Other Transaction Fee, Current [Dollars]	$ 0.00
Executive GVUL [Member] | Net Interest On Loans [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Net Interest on Loans[5]
Optional Benefit Charge, When Deducted [Text Block]	Annually
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
Optional Benefit Expense, Footnotes [Text Block]	The net interest on loans reflects the additional interest you pay above the effective annual interest we credit to your loan. The loan interest crediting rate will generally be equal to the Fixed Account crediting rate.
Executive GVUL [Member] | AD&D On Employee’s Life [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	AD&D On Employee's Life
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	0.02
Optional Benefit Expense, Maximum [Dollars]	$ 0.02
Optional Benefit Expense, Minimum [Dollars]	$ 0.02
Executive GVUL [Member] | AD&D On Spouse’s Life [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	AD&D On The Spouse's Life
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	0.03
Optional Benefit Expense, Maximum [Dollars]	$ 0.05
Optional Benefit Expense, Minimum [Dollars]	$ 0.03
Executive GVUL [Member] | Accelerated Benefit Option [Member]
Item 2. Key Information [Line Items]
Operation of Benefit [Text Block]
Accelerated Benefit Option
A Participant (employee or spouse) can generally elect to receive up to 90% of the Face Amount or Net Amount at Risk, up to a maximum of $500,000 and up to 90% of the Participant’s Certificate Fund, when that Participant has been diagnosed with a life expectancy of 12 months or less (6 or 24 months in some states) due to a terminal illness. This is referred to as Terminal Illness Proceeds and it reduces the amount of any Death Benefit that subsequently becomes due and payable.

Executive GVUL [Member] | Spouse Dependents Term Life Insurance [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Spouse Dependents Term Life Insurance
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	0.29
Optional Benefit Expense, Maximum [Dollars]	$ 0.29
Optional Benefit Expense, Minimum [Dollars]	$ 0.29
Executive GVUL [Member] | Child Dependents Term Life Insurance [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Child Dependents Term Life Insurance
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	0.09
Optional Benefit Expense, Maximum [Dollars]	$ 0.09
Optional Benefit Expense, Minimum [Dollars]	$ 0.09
Executive GVUL [Member] | AD&D Family Rate [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	AD&D Family Rate
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	0.04
Optional Benefit Expense, Maximum [Dollars]	$ 0.05
Optional Benefit Expense, Minimum [Dollars]	$ 0.04
Mayo Clinic [Member]
Item 2. Key Information [Line Items]
Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Certificate. In several instances we use the terms “maximum” and “current" charge. The “maximum” charge in each instance is the highest charge that we are entitled to make under the Group Contract. The “current” charge is the amount that we are now charging. If circumstances change, we reserve the right to increase each current charge up to the maximum, without giving any advance notice.

The first table describes the fees and expenses that you will pay at the time that you buy the Certificate, pay premiums, make transfers between investment options, or surrender or make withdrawals from the Certificate.

TRANSACTION FEES
Charge	When Charge Is Deducted	Amount Deducted
Charge for Sales Expenses (Load)	Deducted from each premium when the premium is paid.	Maximum - 3.5% Current - 0.0%
Charge for Taxes Attributable to Premiums[1]	Deducted from each premium when the premium is paid.	Maximum - 6% Current - 2.71%
Charge for Processing Premiums	This charge is deducted from each premium when the premium is paid.	Maximum - $2.00 Current - $0.00
Surrender Charge (Load)	This charge is assessed on a full Surrender of a Certificate.	Maximum - $20 Current - $0.00
Withdrawal Charge	This charge is assessed on a Withdrawal (Partial Surrender) from the Certificate Fund.	Maximum - $20 Current - $0.00
Transfer Charge	This charge is assessed when transfers between investment options exceed 12 in a Certificate year.	Maximum - $20 per transfer after the twelfth Current - $0.00
Charge for Additional Statements	This charge is assessed each time you request an additional statement.	Maximum - $20 per statement Current - $0.00
Loan Transaction Charge	This charge is assessed when a loan is processed.	Maximum - $20 for each loan Current - $0.00
1.For these purposes, “taxes attributable to premiums” includes any federal, state or local income, premium, excise, business, or any other type of tax (or component thereof) measured by or based upon the amount of premium received by Prudential. In some states, this is called a premium based administrative charge. Currently the amount deducted is 2.71% of each premium payment. However, this amount is subject to change, based on state, local and federal tax rates.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Certificate, not including the Funds’ fees and expenses.

PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES
Charge	When Charge Is Deducted	Amount Deducted
Base Contract Charges:
Account Charge for Variable Investment Options (for Mortality and Expense Risk)	Daily	Maximum - 0.90%[1] of the amount of assets in the Variable Investment Options Current - 0.45%[1] of the amount of assets in the Variable Investment Options
Charge for Administrative Expenses	Monthly	Maximum - $6.00 Current - $0.00
*Cost of Insurance[2] Minimum and Maximum Guaranteed Charge	Monthly
Certificates effective on or before 12/31/2019:
Minimum - $0.11
Maximum – $50.48

Representative guaranteed charge - $0.20[3]

Certificates effective on or after 01/01/2020:
Minimum - $0.13
Maximum - $83.34

Representative guaranteed charge - $0.37[4]

Net Interest on Loans[5]	Annually	2%

*The charges shown for Cost of Insurance are expressed as rates per $1,000 of Net Amount at Risk.
1.The daily charge is based on the effective annual rate shown.
2.The maximum Cost of Insurance (“COI”) charge varies based on individual characteristics. The amounts reflect the maximum that the insurer can charge; the rates that a particular Participant will pay may be lower. You may obtain more information about the particular COI charges that apply to you by contacting our Customer Service Center toll free at (800) 562-9874.
3.The representative guaranteed charge for cost of insurance is a sample rate charged for a 34-year old insured guaranteed under the contract.
4.The representative guaranteed charge for cost of insurance is a sample rate charged for a 33-year old insured guaranteed under the contract.
5.The net interest on loans reflects the additional interest you pay above the effective annual interest we credit to your loan. The loan interest crediting rate will generally be equal to the Fixed Account crediting rate.

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Certificate. The table shows the minimum and maximum fees and expenses charged by the Portfolio Companies for the Funds available under your plan. More detail concerning each Fund’s fees and Expenses, as well as objective and investment strategy, is contained in the Prospectus for each Fund.

Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.	0.29%	1.41%

Transaction Expenses [Table Text Block]

TRANSACTION FEES
Charge	When Charge Is Deducted	Amount Deducted
Charge for Sales Expenses (Load)	Deducted from each premium when the premium is paid.	Maximum - 3.5% Current - 0.0%
Charge for Taxes Attributable to Premiums[1]	Deducted from each premium when the premium is paid.	Maximum - 6% Current - 2.71%
Charge for Processing Premiums	This charge is deducted from each premium when the premium is paid.	Maximum - $2.00 Current - $0.00
Surrender Charge (Load)	This charge is assessed on a full Surrender of a Certificate.	Maximum - $20 Current - $0.00
Withdrawal Charge	This charge is assessed on a Withdrawal (Partial Surrender) from the Certificate Fund.	Maximum - $20 Current - $0.00
Transfer Charge	This charge is assessed when transfers between investment options exceed 12 in a Certificate year.	Maximum - $20 per transfer after the twelfth Current - $0.00
Charge for Additional Statements	This charge is assessed each time you request an additional statement.	Maximum - $20 per statement Current - $0.00
Loan Transaction Charge	This charge is assessed when a loan is processed.	Maximum - $20 for each loan Current - $0.00
1.For these purposes, “taxes attributable to premiums” includes any federal, state or local income, premium, excise, business, or any other type of tax (or component thereof) measured by or based upon the amount of premium received by Prudential. In some states, this is called a premium based administrative charge. Currently the amount deducted is 2.71% of each premium payment. However, this amount is subject to change, based on state, local and federal tax rates.

Sales Load, Description [Text Block]	Charge for Sales Expenses (Load)
Sales Load, When Deducted [Text Block]	Deducted from each premium when the premium is paid.
Sales Load (of Premium Payments), Maximum [Percent]	3.50%
Sales Load (of Premium Payments), Current [Percent]	0.00%
Premium Taxes, Description [Text Block]	Charge for Taxes Attributable to Premiums[1]
Premium Taxes, When Deducted [Text Block]	Deducted from each premium when the premium is paid.
Premium Taxes (of Premium Payments), Maximum [Percent]	6.00%
Premium Taxes (of Premium Payments), Current [Percent]	2.71%
Premium Taxes, Footnotes [Text Block]	For these purposes, “taxes attributable to premiums” includes any federal, state or local income, premium, excise, business, or any other type of tax (or component thereof) measured by or based upon the amount of premium received by Prudential. In some states, this is called a premium based administrative charge. Currently the amount deducted is 2.71% of each premium payment. However, this amount is subject to change, based on state, local and federal tax rates.
Deferred Sales Charge, Description [Text Block]	Surrender Charge (Load)
Deferred Sales Charge, When Deducted [Text Block]	This charge is assessed on a full Surrender of a Certificate.
Deferred Sales Load, Maximum [Dollars]	$ 20
Deferred Sales Load, Current [Dollars]	$ 0.00
Other Surrender Fees, Description [Text Block]	Withdrawal Charge
Other Surrender Fees, When Deducted [Text Block]	This charge is assessed on a Withdrawal (Partial Surrender) from the Certificate Fund.
Other Surrender Fees, Maximum [Dollars]	$ 20
Other Surrender Fees, Current [Dollars]	$ 0.00
Transfer Fees, Description [Text Block]	Transfer Charge
Transfer Fees, When Deducted [Text Block]	This charge is assessed when transfers between investment options exceed 12 in a Certificate year.
Transfer Fee, Maximum [Dollars]	$ 20
Transfer Fee, Current [Dollars]	$ 0.00
Periodic Charges [Table Text Block]

PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES
Charge	When Charge Is Deducted	Amount Deducted
Base Contract Charges:
Account Charge for Variable Investment Options (for Mortality and Expense Risk)	Daily	Maximum - 0.90%[1] of the amount of assets in the Variable Investment Options Current - 0.45%[1] of the amount of assets in the Variable Investment Options
Charge for Administrative Expenses	Monthly	Maximum - $6.00 Current - $0.00
*Cost of Insurance[2] Minimum and Maximum Guaranteed Charge	Monthly
Certificates effective on or before 12/31/2019:
Minimum - $0.11
Maximum – $50.48

Representative guaranteed charge - $0.20[3]

Certificates effective on or after 01/01/2020:
Minimum - $0.13
Maximum - $83.34

Representative guaranteed charge - $0.37[4]

Net Interest on Loans[5]	Annually	2%

*The charges shown for Cost of Insurance are expressed as rates per $1,000 of Net Amount at Risk.
1.The daily charge is based on the effective annual rate shown.
2.The maximum Cost of Insurance (“COI”) charge varies based on individual characteristics. The amounts reflect the maximum that the insurer can charge; the rates that a particular Participant will pay may be lower. You may obtain more information about the particular COI charges that apply to you by contacting our Customer Service Center toll free at (800) 562-9874.
3.The representative guaranteed charge for cost of insurance is a sample rate charged for a 34-year old insured guaranteed under the contract.
4.The representative guaranteed charge for cost of insurance is a sample rate charged for a 33-year old insured guaranteed under the contract.
5.The net interest on loans reflects the additional interest you pay above the effective annual interest we credit to your loan. The loan interest crediting rate will generally be equal to the Fixed Account crediting rate.

Insurance Cost, Description [Text Block]	*Cost of Insurance[2] Minimum and Maximum Guaranteed Charge
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	0.37
Insurance Cost, Maximum [Dollars]	$ 83.34
Insurance Cost, Minimum [Dollars]	$ 0.13
Insurance Cost, Footnotes [Text Block]	The maximum Cost of Insurance (“COI”) charge varies based on individual characteristics. The amounts reflect the maximum that the insurer can charge; the rates that a particular Participant will pay may be lower. You may obtain more information about the particular COI charges that apply to you by contacting our Customer Service Center toll free at (800) 562-9874.The representative guaranteed charge for cost of insurance is a sample rate charged for a 33-year old insured guaranteed under the contract.
Mortality and Expense Risk Fees, Description [Text Block]	Account Charge for Variable Investment Options (for Mortality and Expense Risk)
Mortality and Expense Risk Fees, When Deducted [Text Block]	Daily
Mortality And Expense Risk Fees (of Other Amount), Maximum [Percent]	0.90%
Mortality And Expense Risk Fees (of Other Amount), Current [Percent]	0.45%
Mortality And Expense Risk Fees, Footnotes [Text Block]	The daily charge is based on the effective annual rate shown.
Administrative Expenses, Description [Text Block]	Charge for Administrative Expenses
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 6.00
Administrative Expense, Current [Dollars]	$ 0.00
Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.	0.29%	1.41%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.
Portfolio Company Expenses Minimum [Percent]	0.29%
Portfolio Company Expenses Maximum [Percent]	1.41%
Offered Starting [Date]	Jan. 01, 2020
Item 5. Principal Risks [Table Text Block]
SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
The prospectus contains a summary of the risks and benefits that are associated with purchasing and owning Group Variable Universal Life insurance. You must read the prospectus and this supplement together to fully understand how Group Variable Universal Life Insurance works.
Definition of Life Insurance
We use the "Guideline Premium Test" for purposes of ensuring that your coverage meets the Internal Revenue Code's definition of life insurance. The Certificate Fund may have grown to the point where we would need to increase the Death Benefit to continue to meet this test. Under this method we would increase the Death Benefit (before we deduct any Certificate Debt and outstanding charges) to make it equal to a specified "corridor percentage" of the Certificate Fund based on your Attained Age. See the DEATH BENEFITS - Adjustment in the Death Benefit section of the prospectus for the “corridor percentage.”

Item 10. Standard Death Benefits (N-6) [Table Text Block]
DEATH BENEFITS
Types of Death Benefit
You have a Certificate with a Death Benefit Option B; your Death Benefit will vary with investment experience. The Death Benefit may be increased to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance.
Changes in Face Amount

Increases in Face Amount

For Face Amounts based on annual salary or earnings, we may increase Face Amounts based on salary or earnings information reported to us.

Decrease in Face Amount

If your Face Amount is a multiple of salary, then your Face Amount may decrease if your salary decreases.

Mayo calculates your Face Amount. Prudential does not verify these calculations.
Face amounts may decrease if you wish to continue coverage after retirement. Decreases in coverage amounts will depend upon your age, date of hire, or years of service.
Standard Death Benefit [Text Block]
Types of Death Benefit
You have a Certificate with a Death Benefit Option B; your Death Benefit will vary with investment experience. The Death Benefit may be increased to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance.
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]
Changes in Face Amount

Increases in Face Amount

For Face Amounts based on annual salary or earnings, we may increase Face Amounts based on salary or earnings information reported to us.

Decrease in Face Amount

If your Face Amount is a multiple of salary, then your Face Amount may decrease if your salary decreases.

Mayo calculates your Face Amount. Prudential does not verify these calculations.
Face amounts may decrease if you wish to continue coverage after retirement. Decreases in coverage amounts will depend upon your age, date of hire, or years of service.
Item 11. Other Benefits Available (N-6) [Text Block]	ADDITIONAL INSURANCE BENEFITS
Accelerated Benefit Option
A Participant (employee or spouse) can generally elect to receive up to 75% of the Face Amount or Net Amount at Risk up to a maximum of $50,000 and up to 75% of the Participant’s Certificate Fund, when that Participant has been diagnosed with a life expectancy of 12 months or less (6 or 24 months in some states) due to a terminal illness. This is referred to as Terminal Illness Proceeds and it reduces the amount of any Death Benefit that subsequently becomes due and payable.
Item 18. Portfolio Companies (N-6) [Text Block]
APPENDIX: Funds Available Under the Certificate

The following is a list of Funds available under the Certificate. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcont.asp?cid=prucogwvpx&fid=NRVA01071. You can also request this information at no cost by calling 800-562-9874. Fund prospectuses and other information are also available from a financial intermediary (such as an insurance sales agent or broker-dealer) through which the Certificate may be purchased or sold.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Certificate may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

The investment managers and subadvisers for the Funds charge a daily investment management fee as compensation for their services. Allocations made to all AST and PSF Funds benefit us financially because fees are paid to us or our affiliates by the AST and PSF Funds. More detailed information, including a full description of these fees, is available in the attached Fund prospectuses.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2024
			1 year	5 year	10 year
Global/International	^^Janus Henderson Overseas Portfolio (Institutional Shares) - Janus Henderson Investors US LLC	0.88%	5.84%	7.21%	5.55%
Large-Cap Growth	^^^Janus Henderson Research Portfolio (Institutional Shares) - Janus Henderson Investors US LLC	0.67%	35.31%	16.79%	14.53%
Emerging Markets	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares) - Lazard Asset Management LLC	1.40%^	7.43%	3.03%	3.26%
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.71%^	15.15%	8.90%	9.47%
Balanced	PSF PGIM 50/50 Balanced Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC	0.58%	13.03%	7.06%	7.00%
Money Market	PSF PGIM Government Money Market Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income	0.33%	5.02%	2.30%	1.56%
Fixed Income	PSF PGIM High Yield Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.57%^	8.61%	4.50%	5.75%
Large-Cap Growth	PSF PGIM Jennison Blend Portfolio (Class I) (includes all assets from PSF Natural Resources Portfolio) - PGIM Investments LLC / Jennison Associates LLC	0.45%^	26.32%	14.25%	12.30%
Large-Cap Value	PSF PGIM Jennison Value Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.42%	20.97%	11.18%	8.73%
Fixed Income	PSF PGIM Total Return Bond Portfolio (Class I) (includes all assets from PSF PGIM Government Income Portfolio) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.43%	3.00%	0.26%	2.37%
Small-Cap Blend	PSF Small-Cap Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.38%	8.36%	8.02%	8.66%
Large-Cap Blend	PSF Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.29%	24.65%	14.19%	12.80%
Global/International	T. Rowe Price International Stock Portfolio - T. Rowe Price Associates, Inc.	0.95%^	3.25%	3.22%	5.21%
Mid-Cap Growth	T. Rowe Price Mid-Cap Growth Portfolio - T. Rowe Price Associates, Inc./ T. Rowe Price Investment Management, Inc.	0.83%	9.32%	7.62%	10.12%
^ The Fund’s annual current expense reflects temporary fee reductions.
^^ Effective May 1, 2018, you may no longer make additional allocations into the Janus Henderson Overseas Portfolio.
^^^ Effective May 1, 2014, you may no longer make additional allocations into the Janus Henderson Research Portfolio.

Prospectuses Available [Text Block]
The following is a list of Funds available under the Certificate. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcont.asp?cid=prucogwvpx&fid=NRVA01071. You can also request this information at no cost by calling 800-562-9874. Fund prospectuses and other information are also available from a financial intermediary (such as an insurance sales agent or broker-dealer) through which the Certificate may be purchased or sold.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Certificate may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

The investment managers and subadvisers for the Funds charge a daily investment management fee as compensation for their services. Allocations made to all AST and PSF Funds benefit us financially because fees are paid to us or our affiliates by the AST and PSF Funds. More detailed information, including a full description of these fees, is available in the attached Fund prospectuses.

Portfolio Companies [Table Text Block]

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2024
			1 year	5 year	10 year
Global/International	^^Janus Henderson Overseas Portfolio (Institutional Shares) - Janus Henderson Investors US LLC	0.88%	5.84%	7.21%	5.55%
Large-Cap Growth	^^^Janus Henderson Research Portfolio (Institutional Shares) - Janus Henderson Investors US LLC	0.67%	35.31%	16.79%	14.53%
Emerging Markets	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares) - Lazard Asset Management LLC	1.40%^	7.43%	3.03%	3.26%
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.71%^	15.15%	8.90%	9.47%
Balanced	PSF PGIM 50/50 Balanced Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC	0.58%	13.03%	7.06%	7.00%
Money Market	PSF PGIM Government Money Market Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income	0.33%	5.02%	2.30%	1.56%
Fixed Income	PSF PGIM High Yield Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.57%^	8.61%	4.50%	5.75%
Large-Cap Growth	PSF PGIM Jennison Blend Portfolio (Class I) (includes all assets from PSF Natural Resources Portfolio) - PGIM Investments LLC / Jennison Associates LLC	0.45%^	26.32%	14.25%	12.30%
Large-Cap Value	PSF PGIM Jennison Value Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.42%	20.97%	11.18%	8.73%
Fixed Income	PSF PGIM Total Return Bond Portfolio (Class I) (includes all assets from PSF PGIM Government Income Portfolio) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.43%	3.00%	0.26%	2.37%
Small-Cap Blend	PSF Small-Cap Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.38%	8.36%	8.02%	8.66%
Large-Cap Blend	PSF Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.29%	24.65%	14.19%	12.80%
Global/International	T. Rowe Price International Stock Portfolio - T. Rowe Price Associates, Inc.	0.95%^	3.25%	3.22%	5.21%
Mid-Cap Growth	T. Rowe Price Mid-Cap Growth Portfolio - T. Rowe Price Associates, Inc./ T. Rowe Price Investment Management, Inc.	0.83%	9.32%	7.62%	10.12%
^ The Fund’s annual current expense reflects temporary fee reductions.
^^ Effective May 1, 2018, you may no longer make additional allocations into the Janus Henderson Overseas Portfolio.
^^^ Effective May 1, 2014, you may no longer make additional allocations into the Janus Henderson Research Portfolio.

Temporary Fee Reductions, Current Expenses [Text Block]
Mayo Clinic [Member] | Definition Of Life Insurance Risk [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Definition of Life Insurance
We use the "Guideline Premium Test" for purposes of ensuring that your coverage meets the Internal Revenue Code's definition of life insurance. The Certificate Fund may have grown to the point where we would need to increase the Death Benefit to continue to meet this test. Under this method we would increase the Death Benefit (before we deduct any Certificate Debt and outstanding charges) to make it equal to a specified "corridor percentage" of the Certificate Fund based on your Attained Age. See the DEATH BENEFITS - Adjustment in the Death Benefit section of the prospectus for the “corridor percentage.”

Mayo Clinic [Member] | C000028468 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares)
Portfolio Company Objective [Text Block]	Emerging Markets
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	7.43%
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	3.26%
Mayo Clinic [Member] | C000005695 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF Global Portfolio (Class I)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	15.15%
Average Annual Total Returns, 5 Years [Percent]	8.90%
Average Annual Total Returns, 10 Years [Percent]	9.47%
Mayo Clinic [Member] | C000005724 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM 50/50 Balanced Portfolio (Class I)
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	13.03%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	7.00%
Mayo Clinic [Member] | C000005693 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Government Money Market Portfolio (Class I)
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	5.02%
Average Annual Total Returns, 5 Years [Percent]	2.30%
Average Annual Total Returns, 10 Years [Percent]	1.56%
Mayo Clinic [Member] | C000005726 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM High Yield Bond Portfolio (Class I)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	8.61%
Average Annual Total Returns, 5 Years [Percent]	4.50%
Average Annual Total Returns, 10 Years [Percent]	5.75%
Mayo Clinic [Member] | C000005715 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Jennison Blend Portfolio (Class I) (includes all assets from PSF Natural Resources Portfolio)
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Mayo Clinic [Member] | C000005728 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Jennison Value Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Value
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	20.97%
Average Annual Total Returns, 5 Years [Percent]	11.18%
Average Annual Total Returns, 10 Years [Percent]	8.73%
Mayo Clinic [Member] | C000005704 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Total Return Bond Portfolio (Class I) (includes all assets from PSF PGIM Government Income Portfolio)
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited
Mayo Clinic [Member] | C000005725 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF Small-Cap Stock Index Portfolio (Class I)
Portfolio Company Objective [Text Block]	Small-Cap Blend
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	8.36%
Average Annual Total Returns, 5 Years [Percent]	8.02%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Mayo Clinic [Member] | C000005727 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF Stock Index Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Blend
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	24.65%
Average Annual Total Returns, 5 Years [Percent]	14.19%
Average Annual Total Returns, 10 Years [Percent]	12.80%
Mayo Clinic [Member] | C000005468 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price International Stock Portfolio
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	3.25%
Average Annual Total Returns, 5 Years [Percent]	3.22%
Average Annual Total Returns, 10 Years [Percent]	5.21%
Mayo Clinic [Member] | C000028745 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	^^Janus Henderson Overseas Portfolio (Institutional Shares)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	5.84%
Average Annual Total Returns, 5 Years [Percent]	7.21%
Average Annual Total Returns, 10 Years [Percent]	5.55%
Mayo Clinic [Member] | C000028719 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	^^^Janus Henderson Research Portfolio (Institutional Shares)
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	35.31%
Average Annual Total Returns, 5 Years [Percent]	16.79%
Average Annual Total Returns, 10 Years [Percent]	14.53%
Mayo Clinic [Member] | C000005443 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Mid-Cap Growth Portfolio
Portfolio Company Objective [Text Block]	Mid-Cap Growth
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	9.32%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	10.12%
Mayo Clinic [Member] | Previously Offered [Member]
Item 2. Key Information [Line Items]
Insurance Cost, Representative Investor [Text Block]	0.20
Insurance Cost, Maximum [Dollars]	$ 50.48
Insurance Cost, Minimum [Dollars]	$ 0.11
Offered Ending [Date]	Dec. 31, 2019
Mayo Clinic [Member] | Previously Offered, One [Member]
Item 2. Key Information [Line Items]
Insurance Cost, Footnotes [Text Block]	The representative guaranteed charge for cost of insurance is a sample rate charged for a 34-year old insured guaranteed under the contract.
Mayo Clinic [Member] | Charge for Processing Premiums [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Charge for Processing Premiums
Other Transaction Fee, When Deducted [Text Block]	This charge is deducted from each premium when the premium is paid.
Other Transaction Fee, Maximum [Dollars]	$ 2.00
Other Transaction Fee, Current [Dollars]	$ 0.00
Mayo Clinic [Member] | Charge For Additional Statements [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Charge for Additional Statements
Other Transaction Fee, When Deducted [Text Block]	This charge is assessed each time you request an additional statement.
Other Transaction Fee, Maximum [Dollars]	$ 20
Other Transaction Fee, Current [Dollars]	$ 0.00
Mayo Clinic [Member] | Loan Transaction Charge [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Loan Transaction Charge
Other Transaction Fee, When Deducted [Text Block]	This charge is assessed when a loan is processed.
Other Transaction Fee, Maximum [Dollars]	$ 20
Other Transaction Fee, Current [Dollars]	$ 0.00
Mayo Clinic [Member] | Net Interest On Loans [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Net Interest on Loans[5]
Optional Benefit Charge, When Deducted [Text Block]	Annually
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
Optional Benefit Expense, Footnotes [Text Block]	The net interest on loans reflects the additional interest you pay above the effective annual interest we credit to your loan. The loan interest crediting rate will generally be equal to the Fixed Account crediting rate.
Mayo Clinic [Member] | Accelerated Benefit Option [Member]
Item 2. Key Information [Line Items]
Operation of Benefit [Text Block]
Accelerated Benefit Option
A Participant (employee or spouse) can generally elect to receive up to 75% of the Face Amount or Net Amount at Risk up to a maximum of $50,000 and up to 75% of the Participant’s Certificate Fund, when that Participant has been diagnosed with a life expectancy of 12 months or less (6 or 24 months in some states) due to a terminal illness. This is referred to as Terminal Illness Proceeds and it reduces the amount of any Death Benefit that subsequently becomes due and payable.
Mayo Clinic Retirees [Member]
Item 2. Key Information [Line Items]
Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Certificate. In several instances we use the terms “maximum” and “current" charge. The “maximum” charge in each instance is the highest charge that we are entitled to make under the Group Contract. The “current” charge is the amount that we are now charging. If circumstances change, we reserve the right to increase each current charge up to the maximum, without giving any advance notice.

The first table describes the fees and expenses that you will pay at the time that you buy the Certificate, pay premiums, make transfers between investment options, or surrender or make withdrawals from the Certificate.

TRANSACTION FEES
Charge	When Charge Is Deducted	Amount Deducted
Charge for Sales Expenses (Load)	Deducted from each premium when the premium is paid.	Maximum - 3.5% Current - 0.0%
Charge for Taxes Attributable to Premiums[1]	Deducted from each premium when the premium is paid.	Maximum - 6% Current - 2.71%
Charge for Processing Premiums	This charge is deducted from each premium when the premium is paid.	Maximum - $2.00 Current - $0.00
Surrender Charge (Load)	This charge is assessed on a full Surrender of a Certificate.	Maximum - $20 Current - $0.00
Withdrawal Charge	This charge is assessed on a Withdrawal (Partial Surrender) from the Certificate Fund.	Maximum - $20 Current - $0.00
Transfer Charge	This charge is assessed when transfers between investment options exceed 12 in a Certificate year.	Maximum - $20 per transfer after the twelfth Current - $0.00
Charge for Additional Statements	This charge is assessed each time you request an additional statement.	Maximum - $20 per statement Current - $0.00
Loan Transaction Charge	This charge is assessed when a loan is processed.	Maximum - $20 for each loan Current - $0.00
1. For t
hese purposes, “taxes attributable to premiums” includes any federal, state or local income, premium, excise, business, or any other type of tax (or component thereof) measured by or based upon the amount of premium received by Prudential. In some states, this is called a premium based administrative charge. Currently the amount deducted is 2.71% of each premium payment. However, this amount is subject to change, based on state, local and federal tax rates.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Certificate, not including the Funds’ fees and expenses.

PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES
Charge	When Charge Is Deducted	Amount Deducted
Base Contract Charges:
Account Charge for Variable Investment Options (for Mortality and Expense Risk)	Daily	Maximum - 0.90%[1] of the amount of assets in the Variable Investment Options Current - 0.45%[1] of the amount of assets in the Variable Investment Options
Charge for Administrative Expenses	Monthly	Maximum - $6.00 Current - $0.00
*Cost of Insurance[2] Minimum and Maximum Guaranteed Charge	Monthly
Certificates effective on or before 12/31/2019:
Minimum - $0.11
Maximum – $50.48

Representative guaranteed charge - $2.77[3]

Certificates effective on or after 01/01/2020:
Minimum - $0.13
Maximum - $83.34

Representative guaranteed charge - $3.57[4]

Net Interest on Loans[5]	Annually	2%
*The charges shown for Cost of Insurance are expressed as rates per $1,000 of Net Amount at Risk.
1.The daily charge is based on the effective annual rate shown.
2.The maximum Cost of Insurance (“COI”) charge varies based on individual characteristics. The amounts reflect the maximum that the insurer can charge; the rates that a particular Participant will pay may be lower. You may obtain more information about the particular COI charges that apply to you by contacting our Customer Service Center toll free at (800) 562-9874.
3.The representative guaranteed charge for cost of insurance is a sample rate charged for a 65-year old insured guaranteed under the contract.
4.The representative guaranteed charge for cost of insurance is a sample rate charged for a 65-year old insured guaranteed under the contract.
5.The net interest on loans reflects the additional interest you pay above the effective annual interest we credit to your loan. The loan interest crediting rate will generally be equal to the Fixed Account crediting rate.

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Certificate. The table shows the minimum and maximum fees and expenses charged by the Portfolio Companies for the Funds available under your plan. More detail concerning each Fund’s fees and Expenses, as well as objective and investment strategy, is contained in the Prospectus for each Fund.

Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.	0.29%	1.41%

Transaction Expenses [Table Text Block]

TRANSACTION FEES
Charge	When Charge Is Deducted	Amount Deducted
Charge for Sales Expenses (Load)	Deducted from each premium when the premium is paid.	Maximum - 3.5% Current - 0.0%
Charge for Taxes Attributable to Premiums[1]	Deducted from each premium when the premium is paid.	Maximum - 6% Current - 2.71%
Charge for Processing Premiums	This charge is deducted from each premium when the premium is paid.	Maximum - $2.00 Current - $0.00
Surrender Charge (Load)	This charge is assessed on a full Surrender of a Certificate.	Maximum - $20 Current - $0.00
Withdrawal Charge	This charge is assessed on a Withdrawal (Partial Surrender) from the Certificate Fund.	Maximum - $20 Current - $0.00
Transfer Charge	This charge is assessed when transfers between investment options exceed 12 in a Certificate year.	Maximum - $20 per transfer after the twelfth Current - $0.00
Charge for Additional Statements	This charge is assessed each time you request an additional statement.	Maximum - $20 per statement Current - $0.00
Loan Transaction Charge	This charge is assessed when a loan is processed.	Maximum - $20 for each loan Current - $0.00
1. For t
hese purposes, “taxes attributable to premiums” includes any federal, state or local income, premium, excise, business, or any other type of tax (or component thereof) measured by or based upon the amount of premium received by Prudential. In some states, this is called a premium based administrative charge. Currently the amount deducted is 2.71% of each premium payment. However, this amount is subject to change, based on state, local and federal tax rates.

Sales Load, Description [Text Block]	Charge for Sales Expenses (Load)
Sales Load, When Deducted [Text Block]	Deducted from each premium when the premium is paid.
Sales Load (of Premium Payments), Maximum [Percent]	3.50%
Sales Load (of Premium Payments), Current [Percent]	0.00%
Premium Taxes, Description [Text Block]	Charge for Taxes Attributable to Premiums[1]
Premium Taxes, When Deducted [Text Block]	Deducted from each premium when the premium is paid.
Premium Taxes (of Premium Payments), Maximum [Percent]	6.00%
Premium Taxes (of Premium Payments), Current [Percent]	2.71%
Premium Taxes, Footnotes [Text Block]	For t
hese purposes, “taxes attributable to premiums” includes any federal, state or local income, premium, excise, business, or any other type of tax (or component thereof) measured by or based upon the amount of premium received by Prudential. In some states, this is called a premium based administrative charge. Currently the amount deducted is 2.71% of each premium payment. However, this amount is subject to change, based on state, local and federal tax rates.

Deferred Sales Charge, Description [Text Block]	Surrender Charge (Load)
Deferred Sales Charge, When Deducted [Text Block]	This charge is assessed on a full Surrender of a Certificate.
Deferred Sales Load, Maximum [Dollars]	$ 20
Deferred Sales Load, Current [Dollars]	$ 0.00
Other Surrender Fees, Description [Text Block]	Withdrawal Charge
Other Surrender Fees, When Deducted [Text Block]	This charge is assessed on a Withdrawal (Partial Surrender) from the Certificate Fund.
Other Surrender Fees, Maximum [Dollars]	$ 20
Other Surrender Fees, Current [Dollars]	$ 0.00
Transfer Fees, Description [Text Block]	Transfer Charge
Transfer Fees, When Deducted [Text Block]	This charge is assessed when transfers between investment options exceed 12 in a Certificate year.
Transfer Fee, Maximum [Dollars]	$ 20
Transfer Fee, Current [Dollars]	$ 0.00
Periodic Charges [Table Text Block]

PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES
Charge	When Charge Is Deducted	Amount Deducted
Base Contract Charges:
Account Charge for Variable Investment Options (for Mortality and Expense Risk)	Daily	Maximum - 0.90%[1] of the amount of assets in the Variable Investment Options Current - 0.45%[1] of the amount of assets in the Variable Investment Options
Charge for Administrative Expenses	Monthly	Maximum - $6.00 Current - $0.00
*Cost of Insurance[2] Minimum and Maximum Guaranteed Charge	Monthly
Certificates effective on or before 12/31/2019:
Minimum - $0.11
Maximum – $50.48

Representative guaranteed charge - $2.77[3]

Certificates effective on or after 01/01/2020:
Minimum - $0.13
Maximum - $83.34

Representative guaranteed charge - $3.57[4]

Net Interest on Loans[5]	Annually	2%
*The charges shown for Cost of Insurance are expressed as rates per $1,000 of Net Amount at Risk.
1.The daily charge is based on the effective annual rate shown.
2.The maximum Cost of Insurance (“COI”) charge varies based on individual characteristics. The amounts reflect the maximum that the insurer can charge; the rates that a particular Participant will pay may be lower. You may obtain more information about the particular COI charges that apply to you by contacting our Customer Service Center toll free at (800) 562-9874.
3.The representative guaranteed charge for cost of insurance is a sample rate charged for a 65-year old insured guaranteed under the contract.
4.The representative guaranteed charge for cost of insurance is a sample rate charged for a 65-year old insured guaranteed under the contract.
5.The net interest on loans reflects the additional interest you pay above the effective annual interest we credit to your loan. The loan interest crediting rate will generally be equal to the Fixed Account crediting rate.

Insurance Cost, Description [Text Block]	*Cost of Insurance[2] Minimum and Maximum Guaranteed Charge
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	3.57
Insurance Cost, Maximum [Dollars]	$ 83.34
Insurance Cost, Minimum [Dollars]	$ 0.13
Insurance Cost, Footnotes [Text Block]	The maximum Cost of Insurance (“COI”) charge varies based on individual characteristics. The amounts reflect the maximum that the insurer can charge; the rates that a particular Participant will pay may be lower. You may obtain more information about the particular COI charges that apply to you by contacting our Customer Service Center toll free at (800) 562-9874.The representative guaranteed charge for cost of insurance is a sample rate charged for a 65-year old insured guaranteed under the contract.
Mortality and Expense Risk Fees, Description [Text Block]	Account Charge for Variable Investment Options (for Mortality and Expense Risk)
Mortality and Expense Risk Fees, When Deducted [Text Block]	Daily
Mortality And Expense Risk Fees (of Other Amount), Maximum [Percent]	0.90%
Mortality And Expense Risk Fees (of Other Amount), Current [Percent]	0.45%
Mortality And Expense Risk Fees, Footnotes [Text Block]	The daily charge is based on the effective annual rate shown.
Administrative Expenses, Description [Text Block]	Charge for Administrative Expenses
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 6.00
Administrative Expense, Current [Dollars]	$ 0.00
Portfolio Company Expenses [Text Block]	Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.
Portfolio Company Expenses Minimum [Percent]	0.29%
Portfolio Company Expenses Maximum [Percent]	1.41%
Offered Starting [Date]	Jan. 01, 2020
Item 5. Principal Risks [Table Text Block]
SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

The prospectus contains a summary of the risks and benefits that are associated with purchasing and owning Group Variable Universal Life insurance. You must read the prospectus and this supplement together to fully understand how Group Variable Universal Life Insurance works.
Definition of Life Insurance
We use the "Guideline Premium Test" for purposes of ensuring that your coverage meets the Internal Revenue Code's definition of life insurance. The Certificate Fund may have grown to the point where we would need to increase the Death Benefit to continue to meet this test.

Under this method we would increase the Death Benefit (before we deduct any Certificate Debt and outstanding charges) to make it equal to a specified "corridor percentage" of the Certificate Fund based on your Attained Age. See the DEATH BENEFITS - Adjustment in the Death Benefit section of the prospectus for the “corridor percentage”.

Item 10. Standard Death Benefits (N-6) [Table Text Block]
DEATH BENEFITS
Types of Death Benefit
You have a Certificate with a Death Benefit Option B; your Death Benefit will vary with investment experience. The Death Benefit may be increased to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance.
Changes in Face Amount
Increases in Face Amount
Increases in face amount are not allowed.
Decrease in Face Amount
Decreases in coverage amounts will depend upon your age or years of service as of November 1, 2003.
Mayo calculates the decreased face amount. Prudential does not verify these calculations.
Standard Death Benefit [Text Block]
Types of Death Benefit
You have a Certificate with a Death Benefit Option B; your Death Benefit will vary with investment experience. The Death Benefit may be increased to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance.
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]
Changes in Face Amount
Increases in Face Amount
Increases in face amount are not allowed.
Decrease in Face Amount
Decreases in coverage amounts will depend upon your age or years of service as of November 1, 2003.
Mayo calculates the decreased face amount. Prudential does not verify these calculations.
Item 11. Other Benefits Available (N-6) [Text Block]	ADDITIONAL INSURANCE BENEFITS
Accelerated Benefit Option
A Participant (employee or spouse) can generally elect to receive up to 75% of the Face Amount or Net Amount at Risk up to a maximum of $50,000 and up to 75% of the Participant’s Certificate Fund, when that Participant has been diagnosed with a life expectancy of 12 months or less (6 or 24 months in some states) due to a terminal illness. This is referred to as Terminal Illness Proceeds, and it reduces the amount of any Death Benefit that subsequently becomes due and payable.
Paid-Up Coverage
You may elect to use your Certificate's Cash Surrender Value for Paid-Up Coverage on the Covered Person. To use this option, you must have at least $1,000 of Cash Surrender Value on the day you elect Paid-Up Coverage. The insurance amount will depend on the Cash Surrender Value and on the age of the Covered Person. The amount of Paid-Up Coverage cannot be more than your Certificate's Death Benefit right before you elect Paid-Up Coverage. Once you elect Paid-Up Coverage, it will be the only coverage provided under your Certificate.
You may elect this option within 61 days of the date your Certificate ended. Prudential will make the Paid-Up Coverage effective as of the end of the Business Day on which we (or our designee) receive your request on the form we require you to use for this purpose. If you elect this option, your insurance may become a Modified Endowment Contract under the Internal Revenue Code. See the TAXES section.
Payment Of Cash Surrender Value
You may receive the Cash Surrender Value by surrendering your Certificate. To do this, you must make a request to Prudential on the form that we require you to use for this purpose. The election of this option may have tax consequences. See the TAXES section.

If you do not choose one of the options described above within 61 days of the date the Certificate ends, we will exchange your Certificate Fund for Paid-Up Coverage if your Certificate Fund value is at least $1,000. If it does not have that much value, we will pay the Cash Surrender Value.

Item 18. Portfolio Companies (N-6) [Text Block]
APPENDIX: Funds Available Under the Certificate

The following is a list of Funds available under the Certificate. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcont.asp?cid=prucogwvpx&fid=NRVA01071. You can also request this information at no cost by calling 800-562-9874. Fund prospectuses and other information are also available from a financial intermediary (such as an insurance sales agent or broker-dealer) through which the Certificate may be purchased or sold.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Certificate may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

The investment managers and subadvisers for the Funds charge a daily investment management fee as compensation for their services. Allocations made to all AST and PSF Funds benefit us financially because fees are paid to us or our affiliates by the AST and PSF Funds. More detailed information, including a full description of these fees, is available in the attached Fund prospectuses.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2024
			1 year	5 year	10 year
Global/International	^^Janus Henderson Overseas Portfolio (Institutional Shares) - Janus Henderson Investors US LLC	0.88%	5.84%	7.21%	5.55%
Large-Cap Growth	^^^Janus Henderson Research Portfolio (Institutional Shares) - Janus Henderson Investors US LLC	0.67%	35.31%	16.79%	14.53%
Emerging Markets	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares) - Lazard Asset Management LLC	1.40%^	7.43%	3.03%	3.26%
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.71%^	15.15%	8.90%	9.47%
Balanced	PSF PGIM 50/50 Balanced Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC	0.58%	13.03%	7.06%	7.00%
Money Market	PSF PGIM Government Money Market Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income	0.33%	5.02%	2.30%	1.56%
Fixed Income	PSF PGIM High Yield Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.57%^	8.61%	4.50%	5.75%
Large-Cap Growth	PSF PGIM Jennison Blend Portfolio (Class I) (includes all assets from PSF Natural Resources Portfolio) - PGIM Investments LLC / Jennison Associates LLC	0.45%^	26.32%	14.25%	12.30%
Large-Cap Value	PSF PGIM Jennison Value Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.42%	20.97%	11.18%	8.73%
Fixed Income	PSF PGIM Total Return Bond Portfolio (Class I) (includes all assets from PSF PGIM Government Income Portfolio) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.43%	3.00%	0.26%	2.37%
Small-Cap Blend	PSF Small-Cap Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.38%	8.36%	8.02%	8.66%
Large-Cap Blend	PSF Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.29%	24.65%	14.19%	12.80%
Global/International	T. Rowe Price International Stock Portfolio - T. Rowe Price Associates, Inc.	0.95%^	3.25%	3.22%	5.21%
Mid-Cap Growth	T. Rowe Price Mid-Cap Growth Portfolio - T. Rowe Price Associates, Inc./ T. Rowe Price Investment Management, Inc.	0.83%	9.32%	7.62%	10.12%
^ The Fund’s annual current expense reflects temporary fee reductions.
^^ Effective May 1, 2018, you may no longer make additional allocations into the Janus Henderson Overseas Portfolio.
^^^ Effective May 1, 2014, you may no longer make additional allocations into the Janus Henderson Research Portfolio.

Prospectuses Available [Text Block]
The following is a list of Funds available under the Certificate. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcont.asp?cid=prucogwvpx&fid=NRVA01071. You can also request this information at no cost by calling 800-562-9874. Fund prospectuses and other information are also available from a financial intermediary (such as an insurance sales agent or broker-dealer) through which the Certificate may be purchased or sold.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Certificate may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

The investment managers and subadvisers for the Funds charge a daily investment management fee as compensation for their services. Allocations made to all AST and PSF Funds benefit us financially because fees are paid to us or our affiliates by the AST and PSF Funds. More detailed information, including a full description of these fees, is available in the attached Fund prospectuses.

Portfolio Companies [Table Text Block]

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2024
			1 year	5 year	10 year
Global/International	^^Janus Henderson Overseas Portfolio (Institutional Shares) - Janus Henderson Investors US LLC	0.88%	5.84%	7.21%	5.55%
Large-Cap Growth	^^^Janus Henderson Research Portfolio (Institutional Shares) - Janus Henderson Investors US LLC	0.67%	35.31%	16.79%	14.53%
Emerging Markets	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares) - Lazard Asset Management LLC	1.40%^	7.43%	3.03%	3.26%
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.71%^	15.15%	8.90%	9.47%
Balanced	PSF PGIM 50/50 Balanced Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC	0.58%	13.03%	7.06%	7.00%
Money Market	PSF PGIM Government Money Market Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income	0.33%	5.02%	2.30%	1.56%
Fixed Income	PSF PGIM High Yield Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.57%^	8.61%	4.50%	5.75%
Large-Cap Growth	PSF PGIM Jennison Blend Portfolio (Class I) (includes all assets from PSF Natural Resources Portfolio) - PGIM Investments LLC / Jennison Associates LLC	0.45%^	26.32%	14.25%	12.30%
Large-Cap Value	PSF PGIM Jennison Value Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.42%	20.97%	11.18%	8.73%
Fixed Income	PSF PGIM Total Return Bond Portfolio (Class I) (includes all assets from PSF PGIM Government Income Portfolio) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.43%	3.00%	0.26%	2.37%
Small-Cap Blend	PSF Small-Cap Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.38%	8.36%	8.02%	8.66%
Large-Cap Blend	PSF Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.29%	24.65%	14.19%	12.80%
Global/International	T. Rowe Price International Stock Portfolio - T. Rowe Price Associates, Inc.	0.95%^	3.25%	3.22%	5.21%
Mid-Cap Growth	T. Rowe Price Mid-Cap Growth Portfolio - T. Rowe Price Associates, Inc./ T. Rowe Price Investment Management, Inc.	0.83%	9.32%	7.62%	10.12%
^ The Fund’s annual current expense reflects temporary fee reductions.
^^ Effective May 1, 2018, you may no longer make additional allocations into the Janus Henderson Overseas Portfolio.
^^^ Effective May 1, 2014, you may no longer make additional allocations into the Janus Henderson Research Portfolio.

Temporary Fee Reductions, Current Expenses [Text Block]
Mayo Clinic Retirees [Member] | Definition Of Life Insurance Risk [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Definition of Life Insurance
We use the "Guideline Premium Test" for purposes of ensuring that your coverage meets the Internal Revenue Code's definition of life insurance. The Certificate Fund may have grown to the point where we would need to increase the Death Benefit to continue to meet this test.

Under this method we would increase the Death Benefit (before we deduct any Certificate Debt and outstanding charges) to make it equal to a specified "corridor percentage" of the Certificate Fund based on your Attained Age. See the DEATH BENEFITS - Adjustment in the Death Benefit section of the prospectus for the “corridor percentage”.

Mayo Clinic Retirees [Member] | C000028468 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares)
Portfolio Company Objective [Text Block]	Emerging Markets
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	7.43%
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	3.26%
Mayo Clinic Retirees [Member] | C000005695 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF Global Portfolio (Class I)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	15.15%
Average Annual Total Returns, 5 Years [Percent]	8.90%
Average Annual Total Returns, 10 Years [Percent]	9.47%
Mayo Clinic Retirees [Member] | C000005724 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM 50/50 Balanced Portfolio (Class I)
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	13.03%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	7.00%
Mayo Clinic Retirees [Member] | C000005693 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Government Money Market Portfolio (Class I)
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	5.02%
Average Annual Total Returns, 5 Years [Percent]	2.30%
Average Annual Total Returns, 10 Years [Percent]	1.56%
Mayo Clinic Retirees [Member] | C000005726 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM High Yield Bond Portfolio (Class I)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	8.61%
Average Annual Total Returns, 5 Years [Percent]	4.50%
Average Annual Total Returns, 10 Years [Percent]	5.75%
Mayo Clinic Retirees [Member] | C000005715 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Jennison Blend Portfolio (Class I) (includes all assets from PSF Natural Resources Portfolio)
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	26.32%
Average Annual Total Returns, 5 Years [Percent]	14.25%
Average Annual Total Returns, 10 Years [Percent]	12.30%
Mayo Clinic Retirees [Member] | C000005728 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Jennison Value Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Value
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	20.97%
Average Annual Total Returns, 5 Years [Percent]	11.18%
Average Annual Total Returns, 10 Years [Percent]	8.73%
Mayo Clinic Retirees [Member] | C000005704 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Total Return Bond Portfolio (Class I) (includes all assets from PSF PGIM Government Income Portfolio)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	3.00%
Average Annual Total Returns, 5 Years [Percent]	0.26%
Average Annual Total Returns, 10 Years [Percent]	2.37%
Mayo Clinic Retirees [Member] | C000005725 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF Small-Cap Stock Index Portfolio (Class I)
Portfolio Company Objective [Text Block]	Small-Cap Blend
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	8.36%
Average Annual Total Returns, 5 Years [Percent]	8.02%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Mayo Clinic Retirees [Member] | C000005727 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF Stock Index Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Blend
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	24.65%
Average Annual Total Returns, 5 Years [Percent]	14.19%
Average Annual Total Returns, 10 Years [Percent]	12.80%
Mayo Clinic Retirees [Member] | C000005468 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price International Stock Portfolio
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	3.25%
Average Annual Total Returns, 5 Years [Percent]	3.22%
Average Annual Total Returns, 10 Years [Percent]	5.21%
Mayo Clinic Retirees [Member] | C000028719 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	^^^Janus Henderson Research Portfolio (Institutional Shares)
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	35.31%
Average Annual Total Returns, 5 Years [Percent]	16.79%
Average Annual Total Returns, 10 Years [Percent]	14.53%
Mayo Clinic Retirees [Member] | C000005443 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Mid-Cap Growth Portfolio
Portfolio Company Objective [Text Block]	Mid-Cap Growth
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	9.32%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	10.12%
Mayo Clinic Retirees [Member] | C000028747 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	^^Janus Henderson Overseas Portfolio (Institutional Shares)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	5.84%
Average Annual Total Returns, 5 Years [Percent]	7.21%
Average Annual Total Returns, 10 Years [Percent]	5.55%
Mayo Clinic Retirees [Member] | Previously Offered [Member]
Item 2. Key Information [Line Items]
Insurance Cost, Representative Investor [Text Block]	2.77
Insurance Cost, Maximum [Dollars]	$ 50.48
Insurance Cost, Minimum [Dollars]	$ 0.11
Offered Ending [Date]	Dec. 31, 2019
Mayo Clinic Retirees [Member] | Previously Offered, One [Member]
Item 2. Key Information [Line Items]
Insurance Cost, Footnotes [Text Block]	The representative guaranteed charge for cost of insurance is a sample rate charged for a 65-year old insured guaranteed under the contract.
Mayo Clinic Retirees [Member] | Charge for Processing Premiums [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Charge for Processing Premiums
Other Transaction Fee, When Deducted [Text Block]	This charge is deducted from each premium when the premium is paid.
Other Transaction Fee, Maximum [Dollars]	$ 2.00
Other Transaction Fee, Current [Dollars]	$ 0.00
Mayo Clinic Retirees [Member] | Charge For Additional Statements [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Charge for Additional Statements
Other Transaction Fee, When Deducted [Text Block]	This charge is assessed each time you request an additional statement.
Other Transaction Fee, Maximum [Dollars]	$ 20
Other Transaction Fee, Current [Dollars]	$ 0.00
Mayo Clinic Retirees [Member] | Loan Transaction Charge [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Loan Transaction Charge
Other Transaction Fee, When Deducted [Text Block]	This charge is assessed when a loan is processed.
Other Transaction Fee, Maximum [Dollars]	$ 20
Other Transaction Fee, Current [Dollars]	$ 0.00
Mayo Clinic Retirees [Member] | Net Interest On Loans [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Net Interest on Loans[5]
Optional Benefit Charge, When Deducted [Text Block]	Annually
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
Optional Benefit Expense, Footnotes [Text Block]	The net interest on loans reflects the additional interest you pay above the effective annual interest we credit to your loan. The loan interest crediting rate will generally be equal to the Fixed Account crediting rate.
Mayo Clinic Retirees [Member] | Accelerated Benefit Option [Member]
Item 2. Key Information [Line Items]
Operation of Benefit [Text Block]
Accelerated Benefit Option
A Participant (employee or spouse) can generally elect to receive up to 75% of the Face Amount or Net Amount at Risk up to a maximum of $50,000 and up to 75% of the Participant’s Certificate Fund, when that Participant has been diagnosed with a life expectancy of 12 months or less (6 or 24 months in some states) due to a terminal illness. This is referred to as Terminal Illness Proceeds, and it reduces the amount of any Death Benefit that subsequently becomes due and payable.
Mayo Clinic Retirees [Member] | Paid-Up Coverage [Member]
Item 2. Key Information [Line Items]
Operation of Benefit [Text Block]
Paid-Up Coverage
You may elect to use your Certificate's Cash Surrender Value for Paid-Up Coverage on the Covered Person. To use this option, you must have at least $1,000 of Cash Surrender Value on the day you elect Paid-Up Coverage. The insurance amount will depend on the Cash Surrender Value and on the age of the Covered Person. The amount of Paid-Up Coverage cannot be more than your Certificate's Death Benefit right before you elect Paid-Up Coverage. Once you elect Paid-Up Coverage, it will be the only coverage provided under your Certificate.
You may elect this option within 61 days of the date your Certificate ended. Prudential will make the Paid-Up Coverage effective as of the end of the Business Day on which we (or our designee) receive your request on the form we require you to use for this purpose. If you elect this option, your insurance may become a Modified Endowment Contract under the Internal Revenue Code. See the TAXES section.

Mayo Clinic Retirees [Member] | Payment of Cash Surrender Value [Member]
Item 2. Key Information [Line Items]
Operation of Benefit [Text Block]
Payment Of Cash Surrender Value
You may receive the Cash Surrender Value by surrendering your Certificate. To do this, you must make a request to Prudential on the form that we require you to use for this purpose. The election of this option may have tax consequences. See the TAXES section.
If you do not choose one of the options described above within 61 days of the date the Certificate ends, we will exchange your Certificate Fund for Paid-Up Coverage if your Certificate Fund value is at least $1,000. If it does not have that much value, we will pay the Cash Surrender Value
Mayo Retiree [Member]
Item 2. Key Information [Line Items]
Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.	0.29%	1.41%

The New Jersey Judicial Retirement System [Member]
Item 2. Key Information [Line Items]
Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Certificate. In several instances we use the terms “maximum” and “current" charge. The “maximum” charge in each instance is the highest charge that we are entitled to make under the Group Contract. The “current” charge is the amount that we are now charging. If circumstances change, we reserve the right to increase each current charge up to the maximum, without giving any advance notice.

The first table describes the fees and expenses that you will pay at the time that you buy the Certificate, pay premiums, make transfers between investment options, or surrender or make withdrawals from the Certificate.

TRANSACTION FEES
Charge	When Charge Is Deducted	Amount Deducted
Charge for Sales Expenses (Load)	Deducted from each premium when the premium is paid.	Maximum - 3.5% Current - 0.0%
Charge for Taxes Attributable to Premiums[1]	Deducted from each premium when the premium is paid.	Maximum - 6% Current - 2.71%
Charge for Processing Premiums	This charge is deducted from each premium when the premium is paid.	Maximum - $2.00 Current charge - $0.00
Surrender Charge (Load)	This charge is assessed on a full Surrender of a Certificate.	Maximum - the lesser of $20 and 2% of the amount surrendered Current - $0.00
Withdrawal Charge	This charge is assessed on a Withdrawal (Partial Surrender) from the Certificate Fund.	Maximum - the lesser of $20 and 2% of the amount withdrawn Current - $0.00
Transfer Charge	This charge is assessed when transfers between investment options exceed 12 in a Certificate year.	Maximum - $20 per transfer after the twelfth Current - $0.00

TRANSACTION FEES
Charge for Additional Statements	This charge is assessed each time you request an additional statement.	Maximum - $20 per statement Current - $0.00
Loan Transaction Charge	This charge is assessed when a loan is processed.	Maximum - $20 for each loan Current - $0.00

1.For these purposes, “taxes attributable to premiums” includes any federal, state or local income, premium, excise, business, or any other type of tax (or component thereof) measured by or based upon the amount of premium received by Prudential. In some states, this is called a premium based administrative charge. Currently the amount deducted is 2.71% of each premium payment. However, this amount is subject to change, based on state, local and federal tax rates.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Certificate, not including the Funds’ fees and expenses.

PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES
Charge	When Charge Is Deducted	Amount Deducted
Base Contract Charges:
Account Charge for Variable Investment Options (for Mortality and Expense Risk)	Daily	Maximum - 0.90%[1] of the amount of assets in the Variable Investment Options Current - 0.45%[1] of the amount of assets in the Variable Investment Options
Charge for Administrative Expenses	Monthly	Maximum - $2.77 Current - $0.00
*Cost of Insurance[2] Minimum and Maximum Guaranteed Charge	Monthly
Certificates effective on or before 12/31/2008:
Minimum - $0.18
Maximum - $83.34

Representative guaranteed charge - $0.81[3]

Certificates effective on or after 01/01/2009 and before 1/1/2020:
Minimum - $0.11
Maximum - $50.48

Representative guaranteed charge - $0.69[4]

Certificates effective on or after 01/01/2020:
Minimum - $0.13
Maximum - $83.34

Representative guaranteed charge - $1.24[5]

Net Interest on Loans[6]	Annually	2%
*Additional Insurance Benefits Charges:
Spouse and Child Dependents Term Life Insurance	Monthly	Minimum - $2.00[7] Maximum - $2.00[7] Representative current charge - $2.00[8]
*The charges shown for Cost of Insurance and Additional Insurance Benefits are expressed as rates per $1,000 of Net Amount at Risk. The charges shown for Spouse and Child Term Insurance are expressed as rates per unit. One unit includes $5,000 spouse coverage and $5,000 coverage per child, if any.
1.The daily charge is based on the effective annual rate shown.
2.The maximum Cost of Insurance (“COI”) charge varies based on individual characteristics. The amounts reflect the maximum that the insurer can charge; the rates that a particular Participant will pay may be lower. You may obtain more information about the particular COI charges that apply to you by contacting our Customer Service Center toll free at (800) 562-9874.
3.The representative guaranteed charge for cost of insurance is a sample rate charged for a 49-year old insured guaranteed under the contract.
4.The representative guaranteed charge for cost of insurance is a sample rate charged for a 51-year old insured guaranteed under the contract.
5.The representative guaranteed charge for cost of insurance is a sample rate charged for a 54-year old insured guaranteed under the contract.
6.The net interest on loans reflects the additional interest you pay above the effective annual interest we credit to your loan. The loan interest crediting rate will generally be equal to the Fixed Account crediting rate.
7.These are the maximum and minimum rates currently charged. The contract does not specify a guaranteed maximum or minimum rate for additional insurance benefits.
8.The representative current charge for additional insurance benefits are sample rates currently charged.

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Certificate. The table shows the minimum and maximum fees and expenses charged by the Portfolio Companies for the Funds available under your plan. More detail concerning each Fund’s fees and Expenses, as well as objective and investment strategy, is contained in the Prospectus for each Fund.

Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.	0.29%	1.35%

Transaction Expenses [Table Text Block]

TRANSACTION FEES
Charge	When Charge Is Deducted	Amount Deducted
Charge for Sales Expenses (Load)	Deducted from each premium when the premium is paid.	Maximum - 3.5% Current - 0.0%
Charge for Taxes Attributable to Premiums[1]	Deducted from each premium when the premium is paid.	Maximum - 6% Current - 2.71%
Charge for Processing Premiums	This charge is deducted from each premium when the premium is paid.	Maximum - $2.00 Current charge - $0.00
Surrender Charge (Load)	This charge is assessed on a full Surrender of a Certificate.	Maximum - the lesser of $20 and 2% of the amount surrendered Current - $0.00
Withdrawal Charge	This charge is assessed on a Withdrawal (Partial Surrender) from the Certificate Fund.	Maximum - the lesser of $20 and 2% of the amount withdrawn Current - $0.00
Transfer Charge	This charge is assessed when transfers between investment options exceed 12 in a Certificate year.	Maximum - $20 per transfer after the twelfth Current - $0.00

TRANSACTION FEES
Charge for Additional Statements	This charge is assessed each time you request an additional statement.	Maximum - $20 per statement Current - $0.00
Loan Transaction Charge	This charge is assessed when a loan is processed.	Maximum - $20 for each loan Current - $0.00

1.For these purposes, “taxes attributable to premiums” includes any federal, state or local income, premium, excise, business, or any other type of tax (or component thereof) measured by or based upon the amount of premium received by Prudential. In some states, this is called a premium based administrative charge. Currently the amount deducted is 2.71% of each premium payment. However, this amount is subject to change, based on state, local and federal tax rates.

Sales Load, Description [Text Block]	Charge for Sales Expenses (Load)
Sales Load, When Deducted [Text Block]	Deducted from each premium when the premium is paid.
Sales Load (of Premium Payments), Maximum [Percent]	3.50%
Sales Load (of Premium Payments), Current [Percent]	0.00%
Premium Taxes, Description [Text Block]	Charge for Taxes Attributable to Premiums[1]
Premium Taxes, When Deducted [Text Block]	Deducted from each premium when the premium is paid.
Premium Taxes (of Premium Payments), Maximum [Percent]	6.00%
Premium Taxes (of Premium Payments), Current [Percent]	2.71%
Premium Taxes, Footnotes [Text Block]	For these purposes, “taxes attributable to premiums” includes any federal, state or local income, premium, excise, business, or any other type of tax (or component thereof) measured by or based upon the amount of premium received by Prudential. In some states, this is called a premium based administrative charge. Currently the amount deducted is 2.71% of each premium payment. However, this amount is subject to change, based on state, local and federal tax rates.
Deferred Sales Charge, Description [Text Block]	Surrender Charge (Load)
Deferred Sales Charge, When Deducted [Text Block]	This charge is assessed on a full Surrender of a Certificate.
Deferred Sales Load, Maximum [Dollars]	$ 20
Deferred Sales Load, Current [Dollars]	$ 0.00
Other Surrender Fees, Description [Text Block]	Withdrawal Charge
Other Surrender Fees, When Deducted [Text Block]	This charge is assessed on a Withdrawal (Partial Surrender) from the Certificate Fund.
Other Surrender Fees, Maximum [Dollars]	$ 20
Other Surrender Fees, Current [Dollars]	$ 0.00
Transfer Fees, Description [Text Block]	Transfer Charge
Transfer Fees, When Deducted [Text Block]	This charge is assessed when transfers between investment options exceed 12 in a Certificate year.
Transfer Fee, Maximum [Dollars]	$ 20
Transfer Fee, Current [Dollars]	$ 0.00
Periodic Charges [Table Text Block]

PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES
Charge	When Charge Is Deducted	Amount Deducted
Base Contract Charges:
Account Charge for Variable Investment Options (for Mortality and Expense Risk)	Daily	Maximum - 0.90%[1] of the amount of assets in the Variable Investment Options Current - 0.45%[1] of the amount of assets in the Variable Investment Options
Charge for Administrative Expenses	Monthly	Maximum - $2.77 Current - $0.00
*Cost of Insurance[2] Minimum and Maximum Guaranteed Charge	Monthly
Certificates effective on or before 12/31/2008:
Minimum - $0.18
Maximum - $83.34

Representative guaranteed charge - $0.81[3]

Certificates effective on or after 01/01/2009 and before 1/1/2020:
Minimum - $0.11
Maximum - $50.48

Representative guaranteed charge - $0.69[4]

Certificates effective on or after 01/01/2020:
Minimum - $0.13
Maximum - $83.34

Representative guaranteed charge - $1.24[5]

Net Interest on Loans[6]	Annually	2%
*Additional Insurance Benefits Charges:
Spouse and Child Dependents Term Life Insurance	Monthly	Minimum - $2.00[7] Maximum - $2.00[7] Representative current charge - $2.00[8]
*The charges shown for Cost of Insurance and Additional Insurance Benefits are expressed as rates per $1,000 of Net Amount at Risk. The charges shown for Spouse and Child Term Insurance are expressed as rates per unit. One unit includes $5,000 spouse coverage and $5,000 coverage per child, if any.
1.The daily charge is based on the effective annual rate shown.
2.The maximum Cost of Insurance (“COI”) charge varies based on individual characteristics. The amounts reflect the maximum that the insurer can charge; the rates that a particular Participant will pay may be lower. You may obtain more information about the particular COI charges that apply to you by contacting our Customer Service Center toll free at (800) 562-9874.
3.The representative guaranteed charge for cost of insurance is a sample rate charged for a 49-year old insured guaranteed under the contract.
4.The representative guaranteed charge for cost of insurance is a sample rate charged for a 51-year old insured guaranteed under the contract.
5.The representative guaranteed charge for cost of insurance is a sample rate charged for a 54-year old insured guaranteed under the contract.
6.The net interest on loans reflects the additional interest you pay above the effective annual interest we credit to your loan. The loan interest crediting rate will generally be equal to the Fixed Account crediting rate.
7.These are the maximum and minimum rates currently charged. The contract does not specify a guaranteed maximum or minimum rate for additional insurance benefits.
8.The representative current charge for additional insurance benefits are sample rates currently charged.

Insurance Cost, Description [Text Block]	*Cost of Insurance[2] Minimum and Maximum Guaranteed Charge
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	1.24
Insurance Cost, Maximum [Dollars]	$ 83.34
Insurance Cost, Minimum [Dollars]	$ 0.13
Insurance Cost, Footnotes [Text Block]	The maximum Cost of Insurance (“COI”) charge varies based on individual characteristics. The amounts reflect the maximum that the insurer can charge; the rates that a particular Participant will pay may be lower. You may obtain more information about the particular COI charges that apply to you by contacting our Customer Service Center toll free at (800) 562-9874.The representative guaranteed charge for cost of insurance is a sample rate charged for a 54-year old insured guaranteed under the contract.
Mortality and Expense Risk Fees, Description [Text Block]	Account Charge for Variable Investment Options (for Mortality and Expense Risk)
Mortality and Expense Risk Fees, When Deducted [Text Block]	Daily
Mortality And Expense Risk Fees (of Other Amount), Maximum [Percent]	0.90%
Mortality And Expense Risk Fees (of Other Amount), Current [Percent]	0.45%
Mortality And Expense Risk Fees, Footnotes [Text Block]	The daily charge is based on the effective annual rate shown.
Administrative Expenses, Description [Text Block]	Charge for Administrative Expenses
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 2.77
Administrative Expense, Current [Dollars]	$ 0.00
Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.	0.29%	1.35%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.
Portfolio Company Expenses Minimum [Percent]	0.29%
Portfolio Company Expenses Maximum [Percent]	1.35%
Offered Starting [Date]	Jan. 01, 2020
Item 5. Principal Risks [Table Text Block]
SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
The prospectus contains a summary of the risks and benefits that are associated with purchasing and owning Group Variable Universal Life insurance. You must read the prospectus and this supplement together to fully understand how Group Variable Universal Life Insurance works.
Definition of Life Insurance
We use the "Guideline Premium Test" for purposes of ensuring that your coverage meets the Internal Revenue Code's definition of life insurance. The Certificate Fund may have grown to the point where we would need to increase the Death Benefit to continue to meet this test.
Under this method we would increase the Death Benefit (before we deduct any Certificate Debt and outstanding charges) to make it equal to a specified "corridor percentage" of the Certificate Fund based on your Attained Age. See the DEATH BENEFITS - Adjustment in the Death Benefit section of the prospectus for the “corridor percentage.”

Item 10. Standard Death Benefits (N-6) [Table Text Block]
DEATH BENEFITS
Types of Death Benefit

You have a Certificate with a Death Benefit Option B; your Death Benefit will vary with investment experience. The Death Benefit may be increased to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance.
Changes in Face Amount
Increases in Face Amount

After the initial enrollment, you may increase your Face Amount of insurance at any time, but you must provide evidence of good health.

Decreases in Face Amount

Generally, your face amount will not decrease unless you request a decrease from Prudential. However, if your face amount is a multiple of salary, then your Face amount may decrease if your salary decreases.

See the DEATH BENEFITS - Changes in Face Amount and TAXES sections of the prospectus.
Effect of Purchasing This Contributory Insurance on Your Taxable Income
There is a contributory life insurance program for the JRS members. The premiums for the Judges' Group Variable Universal Life coverage are age based and insurance coverage is available for spouses and children. The cost of the program is borne totally by participating JRS members. It has been determined that the Group Variable Universal Life Insurance is not subject to the imputed income provisions of the Internal Revenue Code (Section 79).
See the TAXES section of the prospectus.

Please refer to the prospectus for information on these and other features of the New Jersey JRS Group Contract. Your Enrollment Kit also explains key features of your plan.

Standard Death Benefit [Text Block]
Types of Death Benefit

You have a Certificate with a Death Benefit Option B; your Death Benefit will vary with investment experience. The Death Benefit may be increased to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance.

Additional Information about Standard Death Benefits, Note (N-6) [Text Block]
Changes in Face Amount
Increases in Face Amount

After the initial enrollment, you may increase your Face Amount of insurance at any time, but you must provide evidence of good health.

Decreases in Face Amount

Generally, your face amount will not decrease unless you request a decrease from Prudential. However, if your face amount is a multiple of salary, then your Face amount may decrease if your salary decreases.

See the DEATH BENEFITS - Changes in Face Amount and TAXES sections of the prospectus.
Effect of Purchasing This Contributory Insurance on Your Taxable Income
There is a contributory life insurance program for the JRS members. The premiums for the Judges' Group Variable Universal Life coverage are age based and insurance coverage is available for spouses and children. The cost of the program is borne totally by participating JRS members. It has been determined that the Group Variable Universal Life Insurance is not subject to the imputed income provisions of the Internal Revenue Code (Section 79).
See the TAXES section of the prospectus.

Please refer to the prospectus for information on these and other features of the New Jersey JRS Group Contract. Your Enrollment Kit also explains key features of your plan.

Item 11. Other Benefits Available (N-6) [Text Block]
ADDITIONAL INSURANCE BENEFITS
Accelerated Benefit Option

While you remain a Judge, you can choose to receive an early payment of part of the Death Benefit when diagnosed as being terminally ill. You can generally elect to receive up to 50% of the Face Amount or Net Amount at Risk up to a maximum of $250,000 and up to 50% of your Certificate Fund, when you have been diagnosed with a life expectancy of 6 months or less due to a terminal illness. This is referred to as Terminal Illness Proceeds and it reduces the amount of any Death Benefit that subsequently becomes due and payable.
Dependent Term Life Insurance

You may buy $5,000 of term life insurance for your eligible spouse. You may buy $5,000 of term life insurance for each eligible child. If you have spouse coverage, the coverage for your children is at no additional cost.

Item 18. Portfolio Companies (N-6) [Text Block]
APPENDIX: Funds Available Under the Certificate

The following is a list of Funds available under the Certificate. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcont.asp?cid=prucogwvpx&fid=NRVA01071. You can also request this information at no cost by calling 800-562-9874. Fund prospectuses and other information are also available from a financial intermediary (such as an insurance sales agent or broker-dealer) through which the Certificate may be purchased or sold.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Certificate may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

The investment managers and subadvisers for the Funds charge a daily investment management fee as compensation for their services. Allocations made to all AST and PSF Funds benefit us financially because fees are paid to us or our affiliates by the AST and PSF Funds. More detailed information, including a full description of these fees, is available in the attached Fund prospectuses.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2024
			1 year	5 year	10 year
High Yield Bond	DWS High Income VIP (Class A) - DWS Investment Management Americas, Inc.	0.71%^	7.14%	3.73%	4.62%
Global/International	^^Janus Henderson Overseas Portfolio (Institutional Shares) -Janus Henderson Investors US LLC	0.88%	5.84%	7.21%	5.55%
Large-Cap Growth	^^^Janus Henderson Research Portfolio (Institutional Shares) - Janus Henderson Investors US LLC	0.67%	35.31%	16.79%	14.53%
Small-Cap Blend	Lazard Retirement US Small Cap Equity Select Portfolio (Service Shares) - Lazard Asset Management LLC	1.10%^	11.12%	5.74%	6.73%
Large-Cap Blend	MFS® Research Series (Initial Class) - Massachusetts Financial Services Company	0.76%^	18.87%	11.88%	11.66%
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.71%^	15.15%	8.90%	9.47%
Balanced	PSF PGIM Flexible Managed Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC	0.63%	15.52%	8.37%	8.02%
Money Market	PSF PGIM Government Money Market Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income	0.33%	5.02%	2.30%	1.56%
Large-Cap Growth	PSF PGIM Jennison Blend Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.45%^	26.32%	14.25%	12.30%
Large-Cap Growth	PSF PGIM Jennison Growth Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.60%^	30.88%	17.83%	16.33%
Large-Cap Value	PSF PGIM Jennison Value Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.42%	20.97%	11.18%	8.73%
Fixed Income	PSF PGIM Total Return Bond Portfolio (Class I) -PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.43%	3.00%	0.26%	2.37%
Large-Cap Blend	PSF Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.29%	24.65%	14.19%	12.80%
Large-Cap Growth	T. Rowe Price All-Cap Opportunities Portfolio - T. Rowe Price Associates, Inc.	0.80%^	25.16%	17.18%	16.13%
Large-Cap Value	T. Rowe Price Equity Income Portfolio - T. Rowe Price Associates, Inc.	0.73%	11.70%	8.48%	8.27%
Global/International	^^^^Templeton Foreign VIP Fund (Class 2) - Templeton Investment Counsel, LLC	1.06%^	(1.00)%	2.60%	2.38%
^ The Fund’s annual current expense reflects temporary fee reductions.
^^ Effective May 1, 2018, you may no longer make additional allocations into the Janus Henderson Overseas Portfolio.
^^^ Effective May 1, 2014, you may no longer make additional allocations into the Janus Henderson Research Portfolio.
^^^^ Effective June 10, 2022, you may no longer make additional allocations into the Templeton Foreign VIP Fund.

Prospectuses Available [Text Block]
The following is a list of Funds available under the Certificate. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcont.asp?cid=prucogwvpx&fid=NRVA01071. You can also request this information at no cost by calling 800-562-9874. Fund prospectuses and other information are also available from a financial intermediary (such as an insurance sales agent or broker-dealer) through which the Certificate may be purchased or sold.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Certificate may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

The investment managers and subadvisers for the Funds charge a daily investment management fee as compensation for their services. Allocations made to all AST and PSF Funds benefit us financially because fees are paid to us or our affiliates by the AST and PSF Funds. More detailed information, including a full description of these fees, is available in the attached Fund prospectuses.

Portfolio Companies [Table Text Block]

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2024
			1 year	5 year	10 year
High Yield Bond	DWS High Income VIP (Class A) - DWS Investment Management Americas, Inc.	0.71%^	7.14%	3.73%	4.62%
Global/International	^^Janus Henderson Overseas Portfolio (Institutional Shares) -Janus Henderson Investors US LLC	0.88%	5.84%	7.21%	5.55%
Large-Cap Growth	^^^Janus Henderson Research Portfolio (Institutional Shares) - Janus Henderson Investors US LLC	0.67%	35.31%	16.79%	14.53%
Small-Cap Blend	Lazard Retirement US Small Cap Equity Select Portfolio (Service Shares) - Lazard Asset Management LLC	1.10%^	11.12%	5.74%	6.73%
Large-Cap Blend	MFS® Research Series (Initial Class) - Massachusetts Financial Services Company	0.76%^	18.87%	11.88%	11.66%
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.71%^	15.15%	8.90%	9.47%
Balanced	PSF PGIM Flexible Managed Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC	0.63%	15.52%	8.37%	8.02%
Money Market	PSF PGIM Government Money Market Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income	0.33%	5.02%	2.30%	1.56%
Large-Cap Growth	PSF PGIM Jennison Blend Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.45%^	26.32%	14.25%	12.30%
Large-Cap Growth	PSF PGIM Jennison Growth Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.60%^	30.88%	17.83%	16.33%
Large-Cap Value	PSF PGIM Jennison Value Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.42%	20.97%	11.18%	8.73%
Fixed Income	PSF PGIM Total Return Bond Portfolio (Class I) -PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.43%	3.00%	0.26%	2.37%
Large-Cap Blend	PSF Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.29%	24.65%	14.19%	12.80%
Large-Cap Growth	T. Rowe Price All-Cap Opportunities Portfolio - T. Rowe Price Associates, Inc.	0.80%^	25.16%	17.18%	16.13%
Large-Cap Value	T. Rowe Price Equity Income Portfolio - T. Rowe Price Associates, Inc.	0.73%	11.70%	8.48%	8.27%
Global/International	^^^^Templeton Foreign VIP Fund (Class 2) - Templeton Investment Counsel, LLC	1.06%^	(1.00)%	2.60%	2.38%
^ The Fund’s annual current expense reflects temporary fee reductions.
^^ Effective May 1, 2018, you may no longer make additional allocations into the Janus Henderson Overseas Portfolio.
^^^ Effective May 1, 2014, you may no longer make additional allocations into the Janus Henderson Research Portfolio.
^^^^ Effective June 10, 2022, you may no longer make additional allocations into the Templeton Foreign VIP Fund.

Temporary Fee Reductions, Current Expenses [Text Block]	The Fund’s annual current expense reflects temporary fee reductions.
The New Jersey Judicial Retirement System [Member] | Definition Of Life Insurance Risk [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Definition of Life Insurance
We use the "Guideline Premium Test" for purposes of ensuring that your coverage meets the Internal Revenue Code's definition of life insurance. The Certificate Fund may have grown to the point where we would need to increase the Death Benefit to continue to meet this test.
Under this method we would increase the Death Benefit (before we deduct any Certificate Debt and outstanding charges) to make it equal to a specified "corridor percentage" of the Certificate Fund based on your Attained Age. See the DEATH BENEFITS - Adjustment in the Death Benefit section of the prospectus for the “corridor percentage.”

The New Jersey Judicial Retirement System [Member] | C000017251 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	DWS High Income VIP (Class A)
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	7.14%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	4.62%
The New Jersey Judicial Retirement System [Member] | C000028474 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lazard Retirement US Small Cap Equity Select Portfolio (Service Shares)
Portfolio Company Objective [Text Block]	Small-Cap Blend
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	11.12%
Average Annual Total Returns, 5 Years [Percent]	5.74%
Average Annual Total Returns, 10 Years [Percent]	6.73%
The New Jersey Judicial Retirement System [Member] | C000007306 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Research Series (Initial Class)
Portfolio Company Objective [Text Block]	Large-Cap Blend
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	18.87%
Average Annual Total Returns, 5 Years [Percent]	11.88%
Average Annual Total Returns, 10 Years [Percent]	11.66%
The New Jersey Judicial Retirement System [Member] | C000005695 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF Global Portfolio (Class I)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	15.15%
Average Annual Total Returns, 5 Years [Percent]	8.90%
Average Annual Total Returns, 10 Years [Percent]	9.47%
The New Jersey Judicial Retirement System [Member] | C000005723 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Flexible Managed Portfolio (Class I)
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	15.52%
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	8.02%
The New Jersey Judicial Retirement System [Member] | C000005693 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Government Money Market Portfolio (Class I)
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	5.02%
Average Annual Total Returns, 5 Years [Percent]	2.30%
Average Annual Total Returns, 10 Years [Percent]	1.56%
The New Jersey Judicial Retirement System [Member] | C000005715 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Jennison Blend Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	26.32%
Average Annual Total Returns, 5 Years [Percent]	14.25%
Average Annual Total Returns, 10 Years [Percent]	12.30%
The New Jersey Judicial Retirement System [Member] | C000005698 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Jennison Growth Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	30.88%
Average Annual Total Returns, 5 Years [Percent]	17.83%
Average Annual Total Returns, 10 Years [Percent]	16.33%
The New Jersey Judicial Retirement System [Member] | C000005728 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Jennison Value Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Value
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	20.97%
Average Annual Total Returns, 5 Years [Percent]	11.18%
Average Annual Total Returns, 10 Years [Percent]	8.73%
The New Jersey Judicial Retirement System [Member] | C000005704 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Total Return Bond Portfolio (Class I)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	3.00%
Average Annual Total Returns, 5 Years [Percent]	0.26%
Average Annual Total Returns, 10 Years [Percent]	2.37%
The New Jersey Judicial Retirement System [Member] | C000005727 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF Stock Index Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Blend
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	24.65%
Average Annual Total Returns, 5 Years [Percent]	14.19%
Average Annual Total Returns, 10 Years [Percent]	12.80%
The New Jersey Judicial Retirement System [Member] | C000005441 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price All-Cap Opportunities Portfolio
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	25.16%
Average Annual Total Returns, 5 Years [Percent]	17.18%
Average Annual Total Returns, 10 Years [Percent]	16.13%
The New Jersey Judicial Retirement System [Member] | C000005439 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Portfolio
Portfolio Company Objective [Text Block]	Large-Cap Value
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	11.70%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	8.27%
The New Jersey Judicial Retirement System [Member] | C000020114 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	^^^^Templeton Foreign VIP Fund (Class 2)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(1.00%)
Average Annual Total Returns, 5 Years [Percent]	2.60%
Average Annual Total Returns, 10 Years [Percent]	2.38%
The New Jersey Judicial Retirement System [Member] | C000028745 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	^^Janus Henderson Overseas Portfolio (Institutional Shares)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	5.84%
Average Annual Total Returns, 5 Years [Percent]	7.21%
Average Annual Total Returns, 10 Years [Percent]	5.55%
The New Jersey Judicial Retirement System [Member] | C000028719 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	^^^Janus Henderson Research Portfolio (Institutional Shares)
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	35.31%
Average Annual Total Returns, 5 Years [Percent]	16.79%
Average Annual Total Returns, 10 Years [Percent]	14.53%
The New Jersey Judicial Retirement System [Member] | Previously Offered [Member]
Item 2. Key Information [Line Items]
Insurance Cost, Representative Investor [Text Block]	0.69
Insurance Cost, Maximum [Dollars]	$ 50.48
Insurance Cost, Minimum [Dollars]	$ 0.11
Offered Starting [Date]	Jan. 01, 2009
Offered Ending [Date]	Jan. 01, 2020
The New Jersey Judicial Retirement System [Member] | Previously Offered, Two [Member]
Item 2. Key Information [Line Items]
Insurance Cost, Representative Investor [Text Block]	0.81
Insurance Cost, Maximum [Dollars]	$ 83.34
Insurance Cost, Minimum [Dollars]	$ 0.18
Offered Ending [Date]	Dec. 31, 2008
The New Jersey Judicial Retirement System [Member] | Charge for Processing Premiums [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Charge for Processing Premiums
Other Transaction Fee, When Deducted [Text Block]	This charge is deducted from each premium when the premium is paid.
Other Transaction Fee, Maximum [Dollars]	$ 2.00
Other Transaction Fee, Current [Dollars]	$ 0.00
The New Jersey Judicial Retirement System [Member] | Charge For Additional Statements [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Charge for Additional Statements
Other Transaction Fee, When Deducted [Text Block]	This charge is assessed each time you request an additional statement.
Other Transaction Fee, Maximum [Dollars]	$ 20
Other Transaction Fee, Current [Dollars]	$ 0.00
The New Jersey Judicial Retirement System [Member] | Loan Transaction Charge [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Loan Transaction Charge
Other Transaction Fee, When Deducted [Text Block]	This charge is assessed when a loan is processed.
Other Transaction Fee, Maximum [Dollars]	$ 20
Other Transaction Fee, Current [Dollars]	$ 0.00
The New Jersey Judicial Retirement System [Member] | Net Interest On Loans [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Net Interest on Loans[6]
Optional Benefit Charge, When Deducted [Text Block]	Annually
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
Optional Benefit Expense, Footnotes [Text Block]	The net interest on loans reflects the additional interest you pay above the effective annual interest we credit to your loan. The loan interest crediting rate will generally be equal to the Fixed Account crediting rate.
The New Jersey Judicial Retirement System [Member] | Accelerated Benefit Option [Member]
Item 2. Key Information [Line Items]
Operation of Benefit [Text Block]
Accelerated Benefit Option
While you remain a Judge, you can choose to receive an early payment of part of the Death Benefit when diagnosed as being terminally ill. You can generally elect to receive up to 50% of the Face Amount or Net Amount at Risk up to a maximum of $250,000 and up to 50% of your Certificate Fund, when you have been diagnosed with a life expectancy of 6 months or less due to a terminal illness. This is referred to as Terminal Illness Proceeds and it reduces the amount of any Death Benefit that subsequently becomes due and payable.
The New Jersey Judicial Retirement System [Member] | Dependent Term Life Benefits [Member]
Item 2. Key Information [Line Items]
Operation of Benefit [Text Block]
Dependent Term Life Insurance

You may buy $5,000 of term life insurance for your eligible spouse. You may buy $5,000 of term life insurance for each eligible child. If you have spouse coverage, the coverage for your children is at no additional cost.

The New Jersey Judicial Retirement System [Member] | Child Dependents Term Life Insurance [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense, Footnotes [Text Block]	These are the maximum and minimum rates currently charged. The contract does not specify a guaranteed maximum or minimum rate for additional insurance benefits.
8.The representative current charge for additional insurance benefits are sample rates currently charged.

The New Jersey Judicial Retirement System [Member] | Spouse and Child Dependents Term Life Insurance [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Spouse and Child Dependents Term Life Insurance
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Charge, Representative [Text Block]	2.00
Optional Benefit Expense, Maximum [Dollars]	$ 2.00
Optional Benefit Expense, Minimum [Dollars]	$ 2.00
Toyota [Member]
Item 2. Key Information [Line Items]
Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Certificate. In several instances we use the terms “maximum” and “current" charge. The “maximum” charge in each instance is the highest charge that we are entitled to make under the Group Contract. The “current” charge is the amount that we are now charging. If circumstances change, we reserve the right to increase each current charge up to the maximum, without giving any advance notice.
The first table describes the fees and expenses that you will pay at the time that you buy the Certificate, pay premiums, make transfers between investment options, or surrender or make withdrawals from the Certificate.

TRANSACTION FEES
Charge	When Charge Is Deducted	Amount Deducted
Charge for Sales Expenses (Load)	Deducted from each premium when the premium is paid.	Maximum - 3.5% Current - 0.0%
Charge for Taxes Attributable to Premiums[1]	Deducted from each premium when the premium is paid.	Maximum - 6% Current - 2.71%
Withdrawal Charge	This charge is assessed on a Withdrawal (Partial Surrender) from the Certificate Fund.	Maximum - $20 Current - $0.00
Transfer Charge	This charge is assessed when transfers between investment options exceed 12 in a Certificate year.	Maximum - $10 per transfer after the twelfth Current - $0.00
Charge for Additional Statements	This charge is assessed each time you request an additional statement.	Maximum - $20 per statement Current - $0.00
1.For these purposes, “taxes attributable to premiums” includes any federal, state or local income, premium, excise, business, or any other type of tax (or component thereof) measured by or based upon the amount of premium received by Prudential. In some states, this is called a premium based administrative charge. Currently the amount deducted is 2.71% of each premium payment. However, this amount is subject to change, based on state, local and federal tax rates.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Certificate, not including the Funds’ fees and expenses.

PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES
Charge	When Charge Is Deducted	Amount Deducted
Base Contract Charges:
Account Charge for Variable Investment Options (for Mortality and Expense Risk)	Daily	Maximum - 0.90%[1] of the amount of assets in the Variable Investment Options Current - 0.45%[1] of the amount of assets in the Variable Investment Options
Charge for Administrative Expenses	Monthly	Maximum - $6.00 Current - $0.00
*Cost of Insurance[2] Minimum and Maximum Guaranteed Charge	Monthly	Minimum - $0.13 Maximum - $83.34 Representative guaranteed charge - $1.16[3]
Net Interest on Loans[4]	Annually	2%
*The charges shown for Cost of Insurance and Additional Insurance Benefits Charges are expressed as rates per $1,000 of Net Amount at Risk.
1.The daily charge is based on the effective annual rate shown.
2.The maximum Cost of Insurance (“COI”) charge varies based on individual characteristics. The amounts reflect the maximum that the insurer can charge; the rates that a particular Participant will pay may be lower. You may obtain more information about the particular COI charges that apply to you by contacting our Customer Service Center toll free at (800) 562-9874.
3.The representative guaranteed charge for cost of insurance is a sample guaranteed maximum rate charged for a 53-year old insured. The representative guaranteed charge of the cost of insurance may vary by Executive GVUL contract based on age, most common rating class of actual certificates, and demographics of the group.
4.The net interest on loans reflects the additional interest you pay above the effective annual interest we credit to your loan. The loan interest crediting rate will generally be equal to the Fixed Account crediting rate.
The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Certificate. The table shows the minimum and maximum fees and expenses charged by the Portfolio Companies for the Funds available under your plan. More detail concerning each Fund’s fees and Expenses, as well as objective and investment strategy, is contained in the Prospectus for each Fund.

Annual Fund Expenses	Minimum	Maximum
(Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.)	0.29%	1.41%

Transaction Expenses [Table Text Block]

TRANSACTION FEES
Charge	When Charge Is Deducted	Amount Deducted
Charge for Sales Expenses (Load)	Deducted from each premium when the premium is paid.	Maximum - 3.5% Current - 0.0%
Charge for Taxes Attributable to Premiums[1]	Deducted from each premium when the premium is paid.	Maximum - 6% Current - 2.71%
Withdrawal Charge	This charge is assessed on a Withdrawal (Partial Surrender) from the Certificate Fund.	Maximum - $20 Current - $0.00
Transfer Charge	This charge is assessed when transfers between investment options exceed 12 in a Certificate year.	Maximum - $10 per transfer after the twelfth Current - $0.00
Charge for Additional Statements	This charge is assessed each time you request an additional statement.	Maximum - $20 per statement Current - $0.00
1.For these purposes, “taxes attributable to premiums” includes any federal, state or local income, premium, excise, business, or any other type of tax (or component thereof) measured by or based upon the amount of premium received by Prudential. In some states, this is called a premium based administrative charge. Currently the amount deducted is 2.71% of each premium payment. However, this amount is subject to change, based on state, local and federal tax rates.

Sales Load, Description [Text Block]	Charge for Sales Expenses (Load)
Sales Load, When Deducted [Text Block]	Deducted from each premium when the premium is paid.
Sales Load (of Premium Payments), Maximum [Percent]	3.50%
Sales Load (of Premium Payments), Current [Percent]	0.00%
Premium Taxes, Description [Text Block]	Charge for Taxes Attributable to Premiums[1]
Premium Taxes, When Deducted [Text Block]	Deducted from each premium when the premium is paid.
Premium Taxes (of Premium Payments), Maximum [Percent]	6.00%
Premium Taxes (of Premium Payments), Current [Percent]	2.71%
Premium Taxes, Footnotes [Text Block]	For these purposes, “taxes attributable to premiums” includes any federal, state or local income, premium, excise, business, or any other type of tax (or component thereof) measured by or based upon the amount of premium received by Prudential. In some states, this is called a premium based administrative charge. Currently the amount deducted is 2.71% of each premium payment. However, this amount is subject to change, based on state, local and federal tax rates.
Other Surrender Fees, Description [Text Block]	Withdrawal Charge
Other Surrender Fees, When Deducted [Text Block]	This charge is assessed on a Withdrawal (Partial Surrender) from the Certificate Fund.
Other Surrender Fees, Maximum [Dollars]	$ 20
Other Surrender Fees, Current [Dollars]	$ 0.00
Transfer Fees, Description [Text Block]	Transfer Charge
Transfer Fees, When Deducted [Text Block]	This charge is assessed when transfers between investment options exceed 12 in a Certificate year.
Transfer Fee, Maximum [Dollars]	$ 10
Transfer Fee, Current [Dollars]	0.00
Other Transaction Fee, Maximum [Dollars]	20
Other Transaction Fee, Current [Dollars]	$ 0.00
Periodic Charges [Table Text Block]

PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES
Charge	When Charge Is Deducted	Amount Deducted
Base Contract Charges:
Account Charge for Variable Investment Options (for Mortality and Expense Risk)	Daily	Maximum - 0.90%[1] of the amount of assets in the Variable Investment Options Current - 0.45%[1] of the amount of assets in the Variable Investment Options
Charge for Administrative Expenses	Monthly	Maximum - $6.00 Current - $0.00
*Cost of Insurance[2] Minimum and Maximum Guaranteed Charge	Monthly	Minimum - $0.13 Maximum - $83.34 Representative guaranteed charge - $1.16[3]
Net Interest on Loans[4]	Annually	2%
*The charges shown for Cost of Insurance and Additional Insurance Benefits Charges are expressed as rates per $1,000 of Net Amount at Risk.
1.The daily charge is based on the effective annual rate shown.
2.The maximum Cost of Insurance (“COI”) charge varies based on individual characteristics. The amounts reflect the maximum that the insurer can charge; the rates that a particular Participant will pay may be lower. You may obtain more information about the particular COI charges that apply to you by contacting our Customer Service Center toll free at (800) 562-9874.
3.The representative guaranteed charge for cost of insurance is a sample guaranteed maximum rate charged for a 53-year old insured. The representative guaranteed charge of the cost of insurance may vary by Executive GVUL contract based on age, most common rating class of actual certificates, and demographics of the group.
4.The net interest on loans reflects the additional interest you pay above the effective annual interest we credit to your loan. The loan interest crediting rate will generally be equal to the Fixed Account crediting rate.

Insurance Cost, Description [Text Block]	*Cost of Insurance[2] Minimum and Maximum Guaranteed Charge
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	1.16
Insurance Cost, Maximum [Dollars]	$ 83.34
Insurance Cost, Minimum [Dollars]	$ 0.13
Insurance Cost, Footnotes [Text Block]	The maximum Cost of Insurance (“COI”) charge varies based on individual characteristics. The amounts reflect the maximum that the insurer can charge; the rates that a particular Participant will pay may be lower. You may obtain more information about the particular COI charges that apply to you by contacting our Customer Service Center toll free at (800) 562-9874.The representative guaranteed charge for cost of insurance is a sample guaranteed maximum rate charged for a 53-year old insured. The representative guaranteed charge of the cost of insurance may vary by Executive GVUL contract based on age, most common rating class of actual certificates, and demographics of the group.
Mortality and Expense Risk Fees, Description [Text Block]	Account Charge for Variable Investment Options (for Mortality and Expense Risk)
Mortality and Expense Risk Fees, When Deducted [Text Block]	Daily
Mortality And Expense Risk Fees (of Other Amount), Maximum [Percent]	0.90%
Mortality And Expense Risk Fees (of Other Amount), Current [Percent]	0.45%
Mortality And Expense Risk Fees, Footnotes [Text Block]	The daily charge is based on the effective annual rate shown.
Administrative Expenses, Description [Text Block]	Charge for Administrative Expenses
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 6.00
Administrative Expense, Current [Dollars]	$ 0.00
Optional Benefit Expense, Footnotes [Text Block]	The net interest on loans reflects the additional interest you pay above the effective annual interest we credit to your loan. The loan interest crediting rate will generally be equal to the Fixed Account crediting rate.

Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Expenses	Minimum	Maximum
(Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.)	0.29%	1.41%

Portfolio Company Expenses [Text Block]	(Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.)
Portfolio Company Expenses Minimum [Percent]	0.29%
Portfolio Company Expenses Maximum [Percent]	1.41%
Item 5. Principal Risks [Table Text Block]
SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
The prospectus contains a summary of the risks and benefits that are associated with purchasing and owning Group Variable Universal Life insurance. You must read the prospectus and this supplement together to fully understand how Group Variable Universal Life Insurance works.
Additional Risks Associated With the Variable Investment Options
This Contract offers Variable Investment Options through the Advanced Series Trust (“AST”). These Variable Investment Options have the prefix AST. The AST Variable Investment Options are also available in variable annuity contracts we offer. Some of these variable annuity contracts offer optional living benefits that utilize a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with those optional benefits. The formula monitors each annuity contract owner’s account value daily and, if necessary, will systematically transfer amounts among investment options. The formula transfers funds between the Variable Investment Options for those variable annuity contracts and an AST bond portfolio investment option (those AST bond portfolios are not available in connection with the life Contracts offered through this prospectus). You should be aware that the operation of the formula in those variable annuity contracts may result in large-scale asset flows into and out of the Funds that are available with your Contract. These asset flows could adversely impact the Funds, including their risk profile, expenses and performance. Because transfers between the Variable Investment Options and the AST bond sub-account can be frequent and the amount transferred can vary from day to day, any of the Funds could experience the following effects, among others:
(a)    a Fund’s investment performance could be adversely affected by requiring a subadvisor to purchase and sell securities at inopportune times or by otherwise limiting the subadvisor’s ability to fully implement the Fund’s investment strategy;
(b)    the subadvisor may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held; and
(c)    a Fund may experience higher turnover and greater negative asset flows than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the Fund compared to other similar funds.
The efficient operation of the asset flows among Funds triggered by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one fund to another fund, which in turn could adversely impact performance.
Before you allocate to the Variable Investment Options with the AST Portfolios listed below, you should consider the potential effects on the Funds that are the result of the operation of the formula in the variable annuity contracts that are unrelated to your Contract. Please work with your financial professional to determine which Variable Investment Options are appropriate for your needs.
Definition Of Life Insurance
The Certificate Fund may have grown to the point where we would need to increase the Death Benefit to be certain that the insurance will meet the Internal Revenue Code's definition of life insurance using the “Cash Value Accumulation Test.”
Under this method we would increase the Death Benefit (before we deduct any Certificate Debt and outstanding charges) to make it equal the Certificate Fund divided by the Net Single Premium per dollar of insurance for the Covered Person’s Attained Age. For this purpose, we base the Net Single Premium on the 2017 CSO Table and interest rates as described in the Internal Revenue Code, Section 7702.

Item 10. Standard Death Benefits (N-6) [Table Text Block]
DEATH BENEFITS
Types Of Death Benefit
You have a Certificate with a Death Benefit Option B; your Death Benefit will vary with investment experience. The Death Benefit may be increased to ensure that the Certificate will satisfy the Internal Revenue Code's definition of life insurance.
Changes In Face Amount
Increases in Face Amount
For Face Amounts based on annual salary or earnings, we may increase Face Amounts based on salary or earnings information reported to us. At any time, you may choose to increase your Face Amount of insurance, but you must provide evidence of good health.
Decrease in Face Amount
Generally, Face Amounts will not decrease unless you request a decrease.
See the DEATH BENEFITS - Changes in Face Amount of Insurance and TAXES sections of the prospectus.

Standard Death Benefit [Text Block]
Types Of Death Benefit
You have a Certificate with a Death Benefit Option B; your Death Benefit will vary with investment experience. The Death Benefit may be increased to ensure that the Certificate will satisfy the Internal Revenue Code's definition of life insurance.
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]
Changes In Face Amount
Increases in Face Amount
For Face Amounts based on annual salary or earnings, we may increase Face Amounts based on salary or earnings information reported to us. At any time, you may choose to increase your Face Amount of insurance, but you must provide evidence of good health.
Decrease in Face Amount
Generally, Face Amounts will not decrease unless you request a decrease.
See the DEATH BENEFITS - Changes in Face Amount of Insurance and TAXES sections of the prospectus.

Item 11. Other Benefits Available (N-6) [Text Block]
ADDITIONAL INSURANCE BENEFITS AVAILABLE UNDER THE CERTIFICATE
Accelerated Benefit Option
A Participant (employee or spouse) can generally elect to receive up to 90% of the Face Amount or Net Amount at Risk, up to a maximum of $500,000 and up to 90% of the Participant’s Certificate Fund, when that Participant has been diagnosed with a life expectancy of 12 months or less (6 or 24 months in some states) due to a terminal illness. This is referred to as Terminal Illness Proceeds and it reduces the amount of any Death Benefit that subsequently becomes due and payable.

Item 18. Portfolio Companies (N-6) [Text Block]
APPENDIX: Funds Available Under the Certificate
The following is a list of Funds available under the Certificate. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcont.asp?cid=prucogwvpx&fid=NRVA01071. You can also request this information at no cost by calling 800-562-9874. Fund prospectuses and other information are also available from a financial intermediary (such as an insurance sales agent or broker-dealer) through which the Certificate may be purchased or sold.
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Certificate may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
The investment managers and subadvisers for the Funds charge a daily investment management fee as compensation for their services. Allocations made to all AST and PSF Funds benefit us financially because fees are paid to us or our affiliates by the AST and PSF Funds. More detailed information, including a full description of these fees, is available in the attached Fund prospectuses.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2024
			1 year	5 year	10 year
Large-Cap Blend	^^AST Large-Cap Equity Portfolio (includes all assets from AST Cohen & Steers Realty Portfolio) - PGIM Investments LLC, AST Investment Services, Inc. / ClearBridge Investments, LLC; Dimensional Fund Advisors, LP; J.P. Morgan Investment Management Inc.; PGIM Quantitative Solutions LLC	0.83%	24.15%	12.51%	11.09%
Mid-Cap Value	DWS Small Mid Cap Value VIP (Class A) - DWS Investment Management Americas, Inc.	0.84%^	6.21%	5.88%	5.58%
Emerging Markets	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares) - Lazard Asset Management LLC	1.40%^	7.43%	3.03%	3.26%
Intermediate Core-Plus Bond	MFS® Total Return Bond Series (Initial Class) - Massachusetts Financial Services Company	0.53%^	2.55%	0.39%	1.89%
Balanced	PSF PGIM 50/50 Balanced Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC	0.58%	13.03%	7.06%	7.00%
Money Market	PSF PGIM Government Money Market Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income	0.33%	5.02%	2.30%	1.56%
Fixed Income	PSF PGIM High Yield Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.57%^	8.61%	4.50%	5.75%
Large-Cap Growth	PSF PGIM Jennison Blend Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.45%^	26.32%	14.25%	12.30%
Large-Cap Growth	PSF PGIM Jennison Growth Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.60%^	30.88%	17.83%	16.33%
Large-Cap Value	PSF PGIM Jennison Value Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.42%	20.97%	11.18%	8.73%
Fixed Income	PSF PGIM Total Return Bond Portfolio (Class I) (includes all assets from PSF PGIM Government Income Portfolio) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.43%	3.00%	0.26%	2.37%
Small-Cap Blend	PSF Small-Cap Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.38%	8.36%	8.02%	8.66%
Large-Cap Blend	PSF Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.29%	24.65%	14.19%	12.80%
Large-Cap Growth	T. Rowe Price All-Cap Opportunities Portfolio - T. Rowe Price Associates, Inc.	0.80%^	25.16%	17.18%	16.13%
Large-Cap Value	T. Rowe Price Equity Income Portfolio - T. Rowe Price Associates, Inc.	0.73%	11.70%	8.48%	8.27%
Global/International	T. Rowe Price International Stock Portfolio - T. Rowe Price Associates, Inc. / T. Rowe Price International Ltd	0.95%^	3.25%	3.22%	5.21%
Global/International	^^^Templeton Foreign VIP Fund (Class 2) - Templeton Investment Counsel, LLC	1.06%^	(1.00)%	2.60%	2.38%
^ The Fund’s annual current expense reflects temporary fee reductions.
^^ Effective January 27, 2025, you may no longer make additional allocations into the AST Large-Cap Equity Portfolio.
^^^ Effective June 10, 2022, you may no longer make additional allocations into the Templeton Foreign VIP Fund.

Prospectuses Available [Text Block]
The following is a list of Funds available under the Certificate. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcont.asp?cid=prucogwvpx&fid=NRVA01071. You can also request this information at no cost by calling 800-562-9874. Fund prospectuses and other information are also available from a financial intermediary (such as an insurance sales agent or broker-dealer) through which the Certificate may be purchased or sold.
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Certificate may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
The investment managers and subadvisers for the Funds charge a daily investment management fee as compensation for their services. Allocations made to all AST and PSF Funds benefit us financially because fees are paid to us or our affiliates by the AST and PSF Funds. More detailed information, including a full description of these fees, is available in the attached Fund prospectuses.

Portfolio Companies [Table Text Block]

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2024
			1 year	5 year	10 year
Large-Cap Blend	^^AST Large-Cap Equity Portfolio (includes all assets from AST Cohen & Steers Realty Portfolio) - PGIM Investments LLC, AST Investment Services, Inc. / ClearBridge Investments, LLC; Dimensional Fund Advisors, LP; J.P. Morgan Investment Management Inc.; PGIM Quantitative Solutions LLC	0.83%	24.15%	12.51%	11.09%
Mid-Cap Value	DWS Small Mid Cap Value VIP (Class A) - DWS Investment Management Americas, Inc.	0.84%^	6.21%	5.88%	5.58%
Emerging Markets	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares) - Lazard Asset Management LLC	1.40%^	7.43%	3.03%	3.26%
Intermediate Core-Plus Bond	MFS® Total Return Bond Series (Initial Class) - Massachusetts Financial Services Company	0.53%^	2.55%	0.39%	1.89%
Balanced	PSF PGIM 50/50 Balanced Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC	0.58%	13.03%	7.06%	7.00%
Money Market	PSF PGIM Government Money Market Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income	0.33%	5.02%	2.30%	1.56%
Fixed Income	PSF PGIM High Yield Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.57%^	8.61%	4.50%	5.75%
Large-Cap Growth	PSF PGIM Jennison Blend Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.45%^	26.32%	14.25%	12.30%
Large-Cap Growth	PSF PGIM Jennison Growth Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.60%^	30.88%	17.83%	16.33%
Large-Cap Value	PSF PGIM Jennison Value Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.42%	20.97%	11.18%	8.73%
Fixed Income	PSF PGIM Total Return Bond Portfolio (Class I) (includes all assets from PSF PGIM Government Income Portfolio) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.43%	3.00%	0.26%	2.37%
Small-Cap Blend	PSF Small-Cap Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.38%	8.36%	8.02%	8.66%
Large-Cap Blend	PSF Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.29%	24.65%	14.19%	12.80%
Large-Cap Growth	T. Rowe Price All-Cap Opportunities Portfolio - T. Rowe Price Associates, Inc.	0.80%^	25.16%	17.18%	16.13%
Large-Cap Value	T. Rowe Price Equity Income Portfolio - T. Rowe Price Associates, Inc.	0.73%	11.70%	8.48%	8.27%
Global/International	T. Rowe Price International Stock Portfolio - T. Rowe Price Associates, Inc. / T. Rowe Price International Ltd	0.95%^	3.25%	3.22%	5.21%
Global/International	^^^Templeton Foreign VIP Fund (Class 2) - Templeton Investment Counsel, LLC	1.06%^	(1.00)%	2.60%	2.38%

Temporary Fee Reductions, Current Expenses [Text Block]	^ The Fund’s annual current expense reflects temporary fee reductions.
Toyota [Member] | Additional Risks Associated With the Variable Investment Options [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Additional Risks Associated With the Variable Investment Options
This Contract offers Variable Investment Options through the Advanced Series Trust (“AST”). These Variable Investment Options have the prefix AST. The AST Variable Investment Options are also available in variable annuity contracts we offer. Some of these variable annuity contracts offer optional living benefits that utilize a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with those optional benefits. The formula monitors each annuity contract owner’s account value daily and, if necessary, will systematically transfer amounts among investment options. The formula transfers funds between the Variable Investment Options for those variable annuity contracts and an AST bond portfolio investment option (those AST bond portfolios are not available in connection with the life Contracts offered through this prospectus). You should be aware that the operation of the formula in those variable annuity contracts may result in large-scale asset flows into and out of the Funds that are available with your Contract. These asset flows could adversely impact the Funds, including their risk profile, expenses and performance. Because transfers between the Variable Investment Options and the AST bond sub-account can be frequent and the amount transferred can vary from day to day, any of the Funds could experience the following effects, among others:
(a)    a Fund’s investment performance could be adversely affected by requiring a subadvisor to purchase and sell securities at inopportune times or by otherwise limiting the subadvisor’s ability to fully implement the Fund’s investment strategy;
(b)    the subadvisor may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held; and
(c)    a Fund may experience higher turnover and greater negative asset flows than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the Fund compared to other similar funds.
The efficient operation of the asset flows among Funds triggered by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one fund to another fund, which in turn could adversely impact performance.
Before you allocate to the Variable Investment Options with the AST Portfolios listed below, you should consider the potential effects on the Funds that are the result of the operation of the formula in the variable annuity contracts that are unrelated to your Contract. Please work with your financial professional to determine which Variable Investment Options are appropriate for your needs.

Toyota [Member] | Definition Of Life Insurance Risk [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Definition Of Life Insurance
The Certificate Fund may have grown to the point where we would need to increase the Death Benefit to be certain that the insurance will meet the Internal Revenue Code's definition of life insurance using the “Cash Value Accumulation Test.”
Under this method we would increase the Death Benefit (before we deduct any Certificate Debt and outstanding charges) to make it equal the Certificate Fund divided by the Net Single Premium per dollar of insurance for the Covered Person’s Attained Age. For this purpose, we base the Net Single Premium on the 2017 CSO Table and interest rates as described in the Internal Revenue Code, Section 7702.

Toyota [Member] | C000017231 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	DWS Small Mid Cap Value VIP (Class A)
Portfolio Company Objective [Text Block]	Mid-Cap Value
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	6.21%
Average Annual Total Returns, 5 Years [Percent]	5.88%
Average Annual Total Returns, 10 Years [Percent]	5.58%
Toyota [Member] | C000028468 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lazard Retirement Emerging Markets Equity Portfolio (Service Shares)
Portfolio Company Objective [Text Block]	Emerging Markets
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	7.43%
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	3.26%
Toyota [Member] | C000007302 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Total Return Bond Series (Initial Class)
Portfolio Company Objective [Text Block]	Intermediate Core-Plus Bond
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	2.55%
Average Annual Total Returns, 5 Years [Percent]	0.39%
Average Annual Total Returns, 10 Years [Percent]	1.89%
Toyota [Member] | C000005724 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM 50/50 Balanced Portfolio (Class I)
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	13.03%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	7.00%
Toyota [Member] | C000005693 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Government Money Market Portfolio (Class I)
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	5.02%
Average Annual Total Returns, 5 Years [Percent]	2.30%
Average Annual Total Returns, 10 Years [Percent]	1.56%
Toyota [Member] | C000005726 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM High Yield Bond Portfolio (Class I)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	8.61%
Average Annual Total Returns, 5 Years [Percent]	4.50%
Average Annual Total Returns, 10 Years [Percent]	5.75%
Toyota [Member] | C000005715 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Jennison Blend Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	26.32%
Average Annual Total Returns, 5 Years [Percent]	14.25%
Average Annual Total Returns, 10 Years [Percent]	12.30%
Toyota [Member] | C000005698 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Jennison Growth Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	30.88%
Average Annual Total Returns, 5 Years [Percent]	17.83%
Average Annual Total Returns, 10 Years [Percent]	16.33%
Toyota [Member] | C000005728 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Jennison Value Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Value
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	20.97%
Average Annual Total Returns, 5 Years [Percent]	11.18%
Average Annual Total Returns, 10 Years [Percent]	8.73%
Toyota [Member] | C000005704 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Total Return Bond Portfolio (Class I) (includes all assets from PSF PGIM Government Income Portfolio)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	3.00%
Average Annual Total Returns, 5 Years [Percent]	0.26%
Average Annual Total Returns, 10 Years [Percent]	2.37%
Toyota [Member] | C000005725 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF Small-Cap Stock Index Portfolio (Class I)
Portfolio Company Objective [Text Block]	Small-Cap Blend
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	8.36%
Average Annual Total Returns, 5 Years [Percent]	8.02%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Toyota [Member] | C000005727 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PSF Stock Index Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Blend
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	24.65%
Average Annual Total Returns, 5 Years [Percent]	14.19%
Average Annual Total Returns, 10 Years [Percent]	12.80%
Toyota [Member] | C000005441 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price All-Cap Opportunities Portfolio
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	25.16%
Average Annual Total Returns, 5 Years [Percent]	17.18%
Average Annual Total Returns, 10 Years [Percent]	16.13%
Toyota [Member] | C000005439 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Portfolio
Portfolio Company Objective [Text Block]	Large-Cap Value
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	11.70%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	8.27%
Toyota [Member] | C000005468 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price International Stock Portfolio
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price International Ltd
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	3.25%
Average Annual Total Returns, 5 Years [Percent]	3.22%
Average Annual Total Returns, 10 Years [Percent]	5.21%
Toyota [Member] | C000125624 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	^^AST Large-Cap Equity Portfolio (includes all assets from AST Cohen & Steers Realty Portfolio)
Portfolio Company Objective [Text Block]	Large-Cap Blend
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC; Dimensional Fund Advisors, LP; J.P. Morgan Investment Management Inc.; PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	24.15%
Average Annual Total Returns, 5 Years [Percent]	12.51%
Average Annual Total Returns, 10 Years [Percent]	11.09%
Toyota [Member] | C000020114 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	^^^Templeton Foreign VIP Fund (Class 2)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(1.00%)
Average Annual Total Returns, 5 Years [Percent]	2.60%
Average Annual Total Returns, 10 Years [Percent]	2.38%
Toyota [Member] | Charge For Additional Statements [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Charge for Additional Statements
Other Transaction Fee, When Deducted [Text Block]	This charge is assessed each time you request an additional statement.
Toyota [Member] | Net Interest On Loans [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Net Interest on Loans[4]
Optional Benefit Charge, When Deducted [Text Block]	Annually
Optional Benefit Expense (of Other Amount), Current [Percent]	2.00%
Toyota [Member] | Toyota [Member]
Item 2. Key Information [Line Items]
Operation of Benefit [Text Block]
Accelerated Benefit Option
A Participant (employee or spouse) can generally elect to receive up to 90% of the Face Amount or Net Amount at Risk, up to a maximum of $500,000 and up to 90% of the Participant’s Certificate Fund, when that Participant has been diagnosed with a life expectancy of 12 months or less (6 or 24 months in some states) due to a terminal illness. This is referred to as Terminal Illness Proceeds and it reduces the amount of any Death Benefit that subsequently becomes due and payable.